UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Schedule of Investments — RS Partners Fund

September 30, 2013 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 95.2%
Advertising Agencies — 1.8%
Aimia, Inc.	CAD	2,146,125	$37,399,101
			37,399,101
Air Transport — 1.8%
Bristow Group, Inc.		501,090	36,459,308
			36,459,308
Auto Parts — 2.3%
Dana Holding Corp.		2,092,489	47,792,449
			47,792,449
Banks: Diversified — 6.6%
Associated Banc-Corp.		2,846,311	44,089,357
First Horizon National Corp.		4,881,323	53,645,740
FirstMerit Corp.		699,700	15,190,487
Hancock Holding Co.		137,800	4,324,164
Synovus Financial Corp.		5,989,292	19,764,664
			137,014,412
Banks: Savings, Thrift & Mortgage Lending — 0.5%
First Niagara Financial Group, Inc.		993,148	10,298,945
			10,298,945
Commercial Services: Rental & Leasing — 1.9%
PHH Corp.(1)		1,606,125	38,129,407
			38,129,407
Computer Services, Software & Systems — 9.4%
Acxiom Corp.(1)		2,953,298	83,844,130
AOL, Inc.(1)		2,213,383	76,538,784
DST Systems, Inc.		445,158	33,569,365
			193,952,279
Consumer Lending — 1.9%
MoneyGram International, Inc.(1)		2,025,405	39,657,430
			39,657,430
Containers & Packaging — 1.3%
Sealed Air Corp.		967,100	26,295,449
			26,295,449
Cosmetics — 1.4%
Elizabeth Arden, Inc.(1)		752,694	27,789,462
			27,789,462
Diversified Financial Services — 1.1%
LPL Financial Holdings, Inc.		571,200	21,882,672
			21,882,672
Diversified Manufacturing Operations — 1.5%
ITT Corp.		868,800	31,233,360
			31,233,360
Diversified Materials & Processing — 1.2%
CLARCOR, Inc.		449,670	24,970,175
			24,970,175
Electronic Entertainment — 1.6%
Dolby Laboratories, Inc., Class A		957,472	33,042,359
			33,042,359

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

September 30, 2013 (unaudited)	Foreign Currency	Shares	Value
Financial Data & Systems — 4.5%
Euronet Worldwide, Inc.(1)		1,495,100	$59,504,980
Global Payments, Inc.		661,805	33,804,999
			93,309,979
Foods — 1.4%
Hillshire Brands Co.		931,160	28,623,858
			28,623,858
Health Care Management Services — 1.0%
Magellan Health Services, Inc.(1)		359,511	21,556,280
			21,556,280
Health Care Services — 1.6%
Allscripts Healthcare Solutions, Inc.(1)		2,196,932	32,668,379
			32,668,379
Household Equipment & Products — 1.7%
Tupperware Brands Corp.		406,373	35,098,436
			35,098,436
Insurance: Life — 6.4%
StanCorp Financial Group, Inc.		1,127,405	62,029,823
Symetra Financial Corp.		485,947	8,659,575
Torchmark Corp.		845,176	61,148,484
			131,837,882
Insurance: Multi-Line — 1.7%
eHealth, Inc.(1)(2)		1,098,462	35,436,384
			35,436,384
Insurance: Property-Casualty — 3.7%
Endurance Specialty Holdings Ltd.		530,600	28,503,832
First American Financial Corp.		1,992,900	48,527,115
			77,030,947
Metal Fabricating — 1.3%
MRC Global, Inc.(1)		1,015,267	27,209,156
			27,209,156
Metals & Minerals: Diversified — 2.5%
Compass Minerals International, Inc.		669,023	51,026,384
			51,026,384
Office Supplies & Equipment — 4.6%
Avery Dennison Corp.		1,173,784	51,083,080
Electronics For Imaging, Inc.(1)		1,354,241	42,902,355
			93,985,435
Oil: Crude Producers — 8.5%
Bonavista Energy Corp.	CAD	522,200	6,555,066
Laredo Petroleum Holdings, Inc.(1)		1,868,036	55,443,309
Peyto Exploration & Development Corp.	CAD	2,022,275	59,762,197
Rosetta Resources, Inc.(1)		977,544	53,237,046
			174,997,618
Pharmaceuticals — 1.2%
Impax Laboratories, Inc.(1)		1,247,769	25,591,742
			25,591,742
Precious Metals & Minerals — 2.2%
Horsehead Holding Corp.(1)		1,935,400	24,115,084
New Gold, Inc.(1)		3,391,263	20,279,753
			44,394,837

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

September 30, 2013 (unaudited)	Shares	Value
Real Estate — 1.8%
Jones Lang LaSalle, Inc.	416,395	$36,351,284
		36,351,284
Real Estate Investment Trusts — 0.3%
Capstead Mortgage Corp.	520,900	6,130,993
		6,130,993
Scientific Instruments: Pollution Control — 1.6%
Waste Connections, Inc.	740,944	33,646,267
		33,646,267
Securities Brokerage & Services — 2.1%
CBOE Holdings, Inc.	227,151	10,274,040
Interactive Brokers Group, Inc., Class A	1,804,400	33,868,588
		44,142,628
Semiconductors & Components — 4.5%
Integrated Device Technology, Inc.(1)(2)	9,902,825	93,284,611
		93,284,611
Shipping — 2.7%
Huntington Ingalls Industries, Inc.	810,457	54,624,802
		54,624,802
Utilities: Gas Distributors — 2.8%
Questar Corp.	2,584,800	58,132,152
		58,132,152
Utilities: Miscellaneous — 2.8%
Calpine Corp.(1)	2,922,895	56,791,850
		56,791,850
Total Common Stocks (Cost $1,390,836,510)		1,961,788,712

	Principal Amount	Value
Repurchase Agreements — 5.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $115,122,000, due 10/1/2013(3)	$115,122,000	115,122,000
Total Repurchase Agreements (Cost $115,122,000)		115,122,000
Total Investments — 100.8% (Cost $1,505,958,510)		2,076,910,712
Other Liabilities, Net — (0.8)%		(15,595,985)
Total Net Assets — 100.0%		$2,061,314,727

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$117,427,575

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,961,788,712	$—	$—	$1,961,788,712
Repurchase Agreements	—	115,122,000	—	115,122,000

Total	$1,961,788,712	$115,122,000	$—	$2,076,910,712

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 97.1%
Advertising Agencies — 3.6%
The Interpublic Group of Companies, Inc.	2,528,715	$43,443,324
		43,443,324
Auto Parts — 2.9%
TRW Automotive Holdings Corp.(1)	487,063	34,732,463
		34,732,463
Back Office Support, HR and Consulting — 3.2%
Iron Mountain, Inc.	1,439,176	38,886,535
		38,886,535
Banks: Diversified — 5.7%
Comerica, Inc.	523,100	20,563,061
First Horizon National Corp.	1,164,105	12,793,514
KeyCorp	2,128,361	24,263,315
Zions Bancorporation	409,100	11,217,522
		68,837,412
Biotechnology — 1.7%
Charles River Laboratories International, Inc.(1)	430,500	19,914,930
		19,914,930
Building Materials — 3.0%
Martin Marietta Materials, Inc.	177,983	17,472,591
Owens Corning(1)	490,829	18,641,685
		36,114,276
Casinos & Gambling — 1.7%
Penn National Gaming, Inc.(1)	375,999	20,815,305
		20,815,305
Chemicals: Diversified — 1.9%
FMC Corp.	320,801	23,007,848
		23,007,848
Chemicals: Specialty — 1.6%
International Flavors & Fragrances, Inc.	228,701	18,822,092
		18,822,092
Computer Services, Software & Systems — 6.0%
AOL, Inc.(1)	774,867	26,794,901
Symantec Corp.	1,558,200	38,565,450
Yahoo! Inc.(1)	195,800	6,492,728
		71,853,079
Containers & Packaging — 2.8%
Crown Holdings, Inc.(1)	783,759	33,137,330
		33,137,330
Diversified Financial Services — 2.5%
Ameriprise Financial, Inc.	260,842	23,757,489
Raymond James Financial, Inc.	137,800	5,742,126
		29,499,615
Diversified Retail — 6.1%
Dollar Tree, Inc.(1)	457,800	26,167,848
Liberty Interactive Corp., Class A(1)	1,998,077	46,894,867
		73,062,715

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

September 30, 2013 (unaudited)	Foreign Currency	Shares	Value
Drug & Grocery Store Chains — 2.3%
GNC Holdings, Inc., Class A		497,568	$27,182,140
			27,182,140
Electronic Entertainment — 2.5%
Dolby Laboratories, Inc., Class A		859,580	29,664,106
			29,664,106
Fertilizers — 2.1%
The Mosaic Co.		582,146	25,043,921
			25,043,921
Financial Data & Systems — 6.1%
Fidelity National Information Services, Inc.		315,232	14,639,374
Global Payments, Inc.		865,191	44,193,956
Western Union Co.		742,400	13,853,184
			72,686,514
Home Building — 1.6%
NVR, Inc.(1)		20,882	19,194,526
			19,194,526
Insurance: Multi-Line — 3.3%
ING US, Inc.		333,035	9,727,952
Willis Group Holdings PLC		697,638	30,228,655
			39,956,607
Insurance: Property-Casualty — 4.5%
Fidelity National Financial, Inc., Class A		970,704	25,820,726
XL Group PLC		911,661	28,097,392
			53,918,118
Machinery: Engines — 1.2%
Cummins, Inc.		105,500	14,017,785
			14,017,785
Oil: Crude Producers — 9.6%
ARC Resources Ltd.	CAD	742,490	18,936,180
Concho Resources, Inc.(1)		292,869	31,867,076
Denbury Resources, Inc.(1)		1,363,598	25,103,839
Southwestern Energy Co.(1)		1,087,022	39,545,860
			115,452,955
Pharmaceuticals — 7.8%
Actavis, Inc.(1)		32,825	4,726,800
Cardinal Health, Inc.		472,118	24,620,954
Warner Chilcott PLC, Class A		1,684,384	38,488,174
Zoetis, Inc., Class A		814,712	25,353,838
			93,189,766
Real Estate — 1.5%
CBRE Group, Inc. Class A(1)		769,183	17,791,203
			17,791,203
Real Estate Investment Trusts — 1.3%
American Campus Communities, Inc.		454,600	15,524,590
			15,524,590
Scientific Instruments: Pollution Control — 2.7%
Clean Harbors, Inc.(1)		557,607	32,709,227
			32,709,227

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

September 30, 2013 (unaudited)	Shares	Value
Textiles, Apparel & Shoes — 1.9%
Hanesbrands, Inc.	360,700	$22,475,217
		22,475,217
Utilities: Gas Distributors — 2.9%
Questar Corp.	1,529,432	34,396,926
		34,396,926
Utilities: Miscellaneous — 3.1%
Calpine Corp.(1)	1,946,212	37,814,899
		37,814,899
Total Common Stocks (Cost $913,810,817)		1,163,145,424

	Principal Amount	Value
Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $33,165,000, due 10/1/2013(2)	$33,165,000	33,165,000
Total Repurchase Agreements (Cost $33,165,000)		33,165,000
Total Investments — 99.9% (Cost $946,975,817)		1,196,310,424
Other Assets, Net — 0.1%		1,689,623
Total Net Assets — 100.0%		$1,198,000,047

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$33,831,750

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,163,145,424	$—	$—	$1,163,145,424
Repurchase Agreements	—	33,165,000	—	33,165,000

Total	$1,163,145,424	$33,165,000	$—	$1,196,310,424

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 98.1%
Advertising Agencies — 1.4%
The Interpublic Group of Companies, Inc.	668,900	$11,491,702
		11,491,702
Aerospace — 2.0%
Lockheed Martin Corp.	121,872	15,544,774
		15,544,774
Asset Management & Custodian — 1.3%
State Street Corp.	162,513	10,685,230
		10,685,230
Automobiles — 1.3%
General Motors Co.(1)	281,900	10,139,943
		10,139,943
Banks: Diversified — 6.2%
Comerica, Inc.	215,727	8,480,229
KeyCorp	1,361,638	15,522,673
The PNC Financial Services Group, Inc.	172,700	12,512,115
Wells Fargo & Co.	298,700	12,342,284
		48,857,301
Cable Television Services — 2.9%
DIRECTV(1)	383,100	22,890,225
		22,890,225
Chemicals: Specialty — 2.0%
Praxair, Inc.	132,554	15,934,316
		15,934,316
Computer Services, Software & Systems — 8.2%
Microsoft Corp.	1,156,700	38,529,677
Symantec Corp.	820,700	20,312,325
Yahoo! Inc.(1)	182,800	6,061,648
		64,903,650
Diversified Financial Services — 4.2%
Capital One Financial Corp.	126,489	8,694,854
JPMorgan Chase & Co.	339,000	17,522,910
Raymond James Financial, Inc.	177,700	7,404,759
		33,622,523
Diversified Manufacturing Operations — 0.8%
Honeywell International, Inc.	72,353	6,008,193
		6,008,193
Diversified Media — 2.7%
Twenty-First Century Fox, Inc.	644,675	21,596,612
		21,596,612
Diversified Retail — 6.5%
Dollar General Corp.(1)	422,900	23,876,934
Liberty Interactive Corp., Class A(1)	1,187,621	27,873,465
		51,750,399
Drug & Grocery Store Chains — 1.8%
CVS Caremark Corp.	257,025	14,586,169
		14,586,169

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

September 30, 2013 (unaudited)	Shares	Value
Fertilizers — 4.1%
The Mosaic Co.	752,915	$32,390,403
		32,390,403
Financial Data & Systems — 4.8%
Fidelity National Information Services, Inc.	193,450	8,983,818
The Western Union Co.	683,400	12,752,244
Thomson Reuters Corp.	473,851	16,589,523
		38,325,585
Foods — 4.9%
Kellogg Co.	241,900	14,206,787
Mondelez International, Inc., Class A	781,900	24,567,298
		38,774,085
Health Care Management Services — 3.6%
UnitedHealth Group, Inc.	393,822	28,201,593
		28,201,593
Insurance: Life — 6.2%
Aflac, Inc.	330,100	20,462,899
Prudential Financial, Inc.	363,000	28,306,740
		48,769,639
Insurance: Property-Casualty — 2.6%
The Allstate Corp.	400,700	20,255,385
		20,255,385
Machinery: Engines — 1.5%
Cummins, Inc.	88,200	11,719,134
		11,719,134
Machinery: Industrial — 0.7%
Joy Global, Inc.	114,900	5,864,496
		5,864,496
Oil Well Equipment & Services — 1.0%
Schlumberger Ltd.	86,305	7,625,910
		7,625,910
Oil: Crude Producers — 9.5%
Concho Resources, Inc.(1)	218,389	23,762,907
Occidental Petroleum Corp.	266,080	24,889,123
Southwestern Energy Co.(1)	730,593	26,578,974
		75,231,004
Pharmaceuticals — 13.6%
Actavis, Inc.(1)	52,840	7,608,960
Cardinal Health, Inc.	173,000	9,021,950
Merck & Co., Inc.	630,204	30,004,012
Pfizer, Inc.	881,705	25,313,751
Warner Chilcott PLC, Class A	1,028,757	23,507,097
Zoetis, Inc.	394,939	12,290,502
		107,746,272
Precious Metals & Minerals — 1.7%
Goldcorp, Inc.	508,386	13,223,120
		13,223,120
Scientific Instruments: Control & Filter — 1.8%
Parker Hannifin Corp.	132,900	14,448,888
		14,448,888

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

September 30, 2013 (unaudited)	Shares	Value
Securities Brokerage & Services — 0.8%
CME Group, Inc.	81,251	$6,002,824
		6,002,824
Total Common Stocks (Cost $647,786,579)		776,589,375

	Principal Amount	Value
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $19,476,000, due 10/1/2013(2)	$19,476,000	19,476,000
Total Repurchase Agreements (Cost $19,476,000)		19,476,000
Total Investments — 100.6% (Cost $667,262,579)		796,065,375
Other Liabilities, Net — (0.6)%		(4,474,671)
Total Net Assets — 100.0%		$791,590,704

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$19,866,525

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$776,589,375	$—	$—	$776,589,375
Repurchase Agreements	—	19,476,000	—	19,476,000

Total	$776,589,375	$19,476,000	$—	$796,065,375

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 93.4%
Back Office Support, HR and Consulting — 2.9%
Iron Mountain, Inc.	31,300	$845,726
		845,726
Banks: Diversified — 4.5%
Comerica, Inc.	13,300	522,823
KeyCorp	68,900	785,460
		1,308,283
Cable Television Services — 3.5%
DIRECTV(1)	16,800	1,003,800
		1,003,800
Commercial Services: Rental & Leasing — 4.5%
PHH Corp.(1)	54,870	1,302,614
		1,302,614
Computer Services, Software & Systems — 11.8%
Acxiom Corp.(1)	29,600	840,344
AOL, Inc.(1)	32,200	1,113,476
Microsoft Corp.	44,400	1,478,964
		3,432,784
Cosmetics — 3.2%
Elizabeth Arden, Inc.(1)	25,000	923,000
		923,000
Diversified Retail — 9.5%
Dollar General Corp.(1)	25,600	1,445,376
Liberty Interactive Corp., Class A(1)	55,100	1,293,197
		2,738,573
Fertilizers — 3.5%
The Mosaic Co.	23,437	1,008,260
		1,008,260
Financial Data & Systems — 4.2%
Global Payments, Inc.	23,600	1,205,488
		1,205,488
Health Care Management Services — 0.9%
UnitedHealth Group, Inc.	3,700	264,957
		264,957
Insurance: Multi-Line — 3.5%
eHealth, Inc.(1)	31,478	1,015,480
		1,015,480
Insurance: Property-Casualty — 2.8%
First American Financial Corp.	33,300	810,855
		810,855
Metals & Minerals: Diversified — 2.3%
Compass Minerals International, Inc.	8,594	655,464
		655,464
Office Supplies & Equipment — 2.8%
Electronics For Imaging, Inc.(1)	25,500	807,840
		807,840

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

September 30, 2013 (unaudited)	Foreign Currency	Shares	Value
Oil: Crude Producers — 8.9%
Occidental Petroleum Corp.		8,500	$795,090
Peyto Exploration & Development Corp.	CAD	26,700	789,037
Southwestern Energy Co.(1)		27,731	1,008,854
			2,592,981
Pharmaceuticals — 8.7%
Actavis, Inc.(1)		380	54,720
Impax Laboratories, Inc.(1)		25,700	527,107
Merck & Co., Inc.		18,000	856,980
Warner Chilcott PLC, Class A		47,300	1,080,805
			2,519,612
Precious Metals & Minerals — 2.4%
Horsehead Holding Corp.(1)		55,500	691,530
			691,530
Scientific Instruments: Pollution Control — 3.0%
Clean Harbors, Inc.(1)		15,000	879,900
			879,900
Securities Brokerage & Services — 3.0%
Interactive Brokers Group, Inc., Class A		46,100	865,297
			865,297
Semiconductors & Components — 4.9%
Integrated Device Technology, Inc.(1)		151,921	1,431,096
			1,431,096
Utilities: Miscellaneous — 2.6%
Calpine Corp.(1)		38,862	755,089
			755,089
Total Common Stocks (Cost $23,400,669)			27,058,629

		Principal Amount	Value
Repurchase Agreements — 12.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $3,474,000, due 10/1/2013(2)		$3,474,000	3,474,000
Total Repurchase Agreements (Cost $3,474,000)			3,474,000
Total Investments — 105.4% (Cost $26,874,669)			30,532,629
Other Liabilities, Net — (5.4)%			(1,566,114)
Total Net Assets — 100.0%			$28,966,515

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$3,549,075

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$27,058,629	$—	$—	$27,058,629
Repurchase Agreements	—	3,474,000	—	3,474,000

Total	$27,058,629	$3,474,000	$—	$30,532,629

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

September 30, 2013 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 94.3%
Building Materials — 1.7%
Martin Marietta Materials, Inc.		870,004	$85,408,293
			85,408,293
Chemicals: Diversified — 2.1%
FMC Corp.		1,499,286	107,528,792
			107,528,792
Coal — 0.1%
New Hope Corp. Ltd.	AUD	1,146,319	4,159,971
			4,159,971
Copper — 13.6%
Antofagasta PLC	GBP	14,670,084	194,388,950
First Quantum Minerals Ltd.	CAD	14,361,200	267,412,083
Taseko Mines Ltd.(1)(2)		23,460,435	47,859,287
Turquoise Hill Resources Ltd.(1)		38,654,163	170,851,401
			680,511,721
Fertilizers — 9.6%
Sociedad Quimica y Minera de Chile S.A., ADR(2)		7,993,600	244,204,480
The Mosaic Co.		5,502,214	236,705,246
			480,909,726
Gas Pipeline — 1.0%
EQT Corp.		580,049	51,461,947
			51,461,947
Metals & Minerals: Diversified — 10.8%
Compass Minerals International, Inc.(2)		1,788,565	136,413,852
HudBay Minerals, Inc.(2)		9,888,981	81,386,314
Iluka Resources Ltd.	AUD	16,927,522	180,972,756
Mineral Resources Ltd.(2)	AUD	14,198,375	144,377,772
			543,150,694
Oil: Crude Producers — 47.0%
ARC Resources Ltd.	CAD	4,589,587	117,051,066
Cabot Oil & Gas Corp.		3,423,104	127,750,241
Concho Resources, Inc.(1)		2,173,050	236,449,571
Denbury Resources, Inc.(1)		10,330,751	190,189,126
EOG Resources, Inc.		377,400	63,886,272
Kosmos Energy Ltd.(1)		6,758,667	69,479,097
Laredo Petroleum Holdings, Inc.(1)		5,293,678	157,116,363
Occidental Petroleum Corp.		1,607,614	150,376,214
Oil Search Ltd.	AUD	24,684,109	198,039,172
Ophir Energy PLC(1)	GBP	19,030,326	102,837,817
Ophir Energy PLC(1)(3)	GBP	8,459,099	45,712,053
Painted Pony Petroleum Ltd.(1)(2)	CAD	3,139,400	24,626,331
Painted Pony Petroleum Ltd.(1)(2)(3)(4)	CAD	2,681,890	21,037,494
Peyto Exploration & Development Corp.	CAD	6,799,760	200,946,259
Range Resources Corp.		1,931,897	146,611,663
Rosetta Resources, Inc.(1)(2)		3,057,884	166,532,363
Salamander Energy PLC(1)(2)	GBP	14,714,018	27,989,132
Salamander Energy PLC(1)(2)(3)	GBP	9,275,641	17,644,205
Southwestern Energy Co.(1)		4,911,350	178,674,913
Tullow Oil PLC	GBP	7,011,525	116,233,879
			2,359,183,231

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

September 30, 2013 (unaudited)	Shares	Value
Precious Metals & Minerals — 5.5%
Goldcorp, Inc.	7,094,963	$184,539,987
New Gold, Inc.(1)	15,660,009	93,646,854
		278,186,841
Utilities: Miscellaneous — 2.9%
Calpine Corp.(1)	7,462,545	144,997,250
		144,997,250
Total Common Stocks (Cost $4,300,911,559)		4,735,498,466

	Principal Amount	Value
Repurchase Agreements — 5.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $292,692,000, due 10/1/2013(5)	$292,692,000	292,692,000
Total Repurchase Agreements (Cost $292,692,000)		292,692,000
Total Investments — 100.1% (Cost $4,593,603,559)		5,028,190,466
Other Liabilities, Net — (0.1)%		(7,521,723)
Total Net Assets — 100.0%		$5,020,668,743

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $84,393,752, representing 1.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$298,548,900

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,714,460,972	$21,037,494	$—	$4,735,498,466
Repurchase Agreements	—	292,692,000	—	292,692,000

Total	$4,714,460,972	$313,729,494	$—	$5,028,190,466

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 96.0%
Aerospace — 3.2%
HEICO Corp., Class A	227,659	$11,414,822
Teledyne Technologies, Inc.(1)	137,462	11,674,648
		23,089,470
Asset Management & Custodian — 1.3%
Financial Engines, Inc.	25,300	1,503,832
WisdomTree Investments, Inc.(1)	700,924	8,137,728
		9,641,560
Auto Parts — 1.9%
Dorman Products, Inc.	286,931	14,217,431
		14,217,431
Back Office Support, HR and Consulting — 2.3%
Huron Consulting Group, Inc.(1)	210,319	11,064,883
WageWorks, Inc.(1)	118,723	5,989,575
		17,054,458
Banks: Diversified — 1.0%
Signature Bank(1)	79,810	7,304,211
		7,304,211
Biotechnology — 6.4%
Aegerion Pharmaceuticals, Inc.(1)	106,516	9,129,486
Amicus Therapeutics, Inc.(1)	1,502,319	3,485,380
Bluebird Bio, Inc.(1)	115,900	3,124,664
Chimerix, Inc.(1)	188,949	4,153,099
Intrexon Corp.(1)	75,400	1,786,226
Ligand Pharmaceuticals, Inc., Class B(1)	124,900	5,405,672
NPS Pharmaceuticals, Inc.(1)	325,202	10,344,676
Orexigen Therapeutics, Inc.(1)	809,285	4,969,010
Receptos, Inc.(1)	185,066	4,806,164
		47,204,377
Building: Roofing, Wallboard & Plumbing — 1.1%
Beacon Roofing Supply, Inc.(1)	211,024	7,780,455
		7,780,455
Casinos & Gambling — 1.2%
Multimedia Games Holding Co., Inc.(1)	246,311	8,510,045
		8,510,045
Chemicals: Diversified — 0.2%
Cytec Industries, Inc.	19,500	1,586,520
		1,586,520
Chemicals: Specialty — 1.5%
Quaker Chemical Corp.	146,369	10,692,255
		10,692,255
Communications Technology — 1.3%
Aruba Networks, Inc.(1)	587,719	9,779,644
		9,779,644
Computer Services, Software & Systems — 13.0%
Aspen Technology, Inc.(1)	159,359	5,505,854
BroadSoft, Inc.(1)	236,111	8,507,079
Infoblox, Inc.(1)	254,385	10,638,381
InterXion Holding N.V.(1)	446,667	9,933,874
LogMeIn, Inc.(1)	195,700	6,076,485

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Proofpoint, Inc.(1)	575,185	$18,474,942
QLIK Technologies, Inc.(1)	360,576	12,346,122
SPS Commerce, Inc.(1)	183,230	12,261,752
Ultimate Software Group, Inc.(1)	80,393	11,849,928
		95,594,417
Computer Technology — 0.2%
Silicon Graphics International Corp.(1)	104,800	1,703,000
		1,703,000
Consumer Lending — 2.4%
Portfolio Recovery Associates, Inc.(1)	243,263	14,581,184
Regional Management Corp.(1)	98,400	3,129,120
		17,710,304
Diversified Materials & Processing — 2.4%
Hexcel Corp.(1)	458,166	17,776,841
		17,776,841
Drug & Grocery Store Chains — 0.9%
Natural Grocers by Vitamin Cottage, Inc.(1)	161,460	6,409,962
		6,409,962
Education Services — 1.5%
Grand Canyon Education, Inc.(1)	277,721	11,186,602
		11,186,602
Electronic Components — 2.0%
InvenSense, Inc.(1)	841,153	14,821,116
		14,821,116
Entertainment — 1.8%
Imax Corp.(1)	443,087	13,398,951
		13,398,951
Financial Data & Systems — 1.1%
Heartland Payment Systems, Inc.	201,120	7,988,486
		7,988,486
Foods — 2.7%
The Hain Celestial Group, Inc.(1)	166,380	12,831,226
WhiteWave Foods Co., Class A(1)	345,120	6,892,046
		19,723,272
Health Care Services — 4.6%
Acadia Healthcare Co., Inc.(1)	269,482	10,625,675
AMN Healthcare Services, Inc.(1)	678,703	9,338,954
ExamWorks Group, Inc.(1)	248,500	6,458,515
Team Health Holdings, Inc.(1)	186,029	7,057,940
		33,481,084
Household Furnishings — 0.8%
American Woodmark Corp.(1)	162,900	5,644,485
		5,644,485
Insurance: Property-Casualty — 1.5%
AmTrust Financial Services, Inc.	275,971	10,779,427
		10,779,427

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Machinery: Industrial — 1.8%
DXP Enterprises, Inc.(1)	70,696	$5,582,863
The Middleby Corp.(1)	35,945	7,509,270
		13,092,133
Medical & Dental Instruments & Supplies — 2.4%
Globus Medical, Inc., Class A(1)	574,612	10,032,726
West Pharmaceutical Services, Inc.	188,042	7,737,928
		17,770,654
Medical Equipment — 2.2%
Cyberonics, Inc.(1)	137,739	6,988,877
DexCom, Inc(1)	334,874	9,453,493
		16,442,370
Medical Services — 1.4%
ICON PLC(1)	253,560	10,378,211
		10,378,211
Office Supplies & Equipment — 1.9%
Steelcase, Inc., Class A	848,136	14,096,020
		14,096,020
Offshore Drilling & Other Services — 0.8%
Atwood Oceanics, Inc.(1)	103,046	5,671,652
		5,671,652
Oil Well Equipment & Services — 2.5%
Dril-Quip, Inc.(1)	62,515	7,173,596
Geospace Technologies Corp.(1)	86,491	7,291,192
RigNet, Inc.(1)	115,351	4,178,013
		18,642,801
Oil: Crude Producers — 2.3%
Bonanza Creek Energy, Inc.(1)	89,835	4,335,437
Diamondback Energy, Inc.(1)	87,118	3,714,712
Rosetta Resources, Inc.(1)	162,563	8,853,181
		16,903,330
Pharmaceuticals — 3.5%
Endocyte, Inc.(1)	257,000	3,425,810
Jazz Pharmaceuticals PLC(1)	122,728	11,287,294
Pacira Pharmaceuticals, Inc.(1)	234,116	11,258,639
		25,971,743
Production Technology Equipment — 1.0%
FEI Co.	85,123	7,473,799
		7,473,799
Recreational Vehicles & Boats — 1.2%
Drew Industries, Inc.	186,708	8,502,682
		8,502,682
Restaurants — 2.0%
Bloomin’ Brands, Inc.(1)	378,640	8,939,690
Noodles & Co.(1)	126,400	5,393,488
		14,333,178
Scientific Instruments: Pollution Control — 1.1%
Clean Harbors, Inc.(1)	132,800	7,790,048
		7,790,048

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Securities Brokerage & Services — 2.0%
FXCM, Inc., Class A	403,000	$7,959,250
MarketAxess Holdings, Inc.	110,783	6,651,411
		14,610,661
Semiconductors & Components — 1.8%
Microsemi Corp.(1)	536,412	13,007,991
		13,007,991
Specialty Retail — 6.8%
Cabela’s, Inc.(1)	165,611	10,438,461
DSW, Inc., Class A	137,252	11,710,341
Shutterfly, Inc.(1)	180,879	10,107,519
Tile Shop Holdings, Inc.(1)	300,271	8,854,992
Vitamin Shoppe, Inc.(1)	194,675	8,517,031
		49,628,344
Telecommunications Equipment — 1.6%
Ubiquiti Networks, Inc.	339,138	11,391,645
		11,391,645
Textiles, Apparel & Shoes — 0.6%
Tumi Holdings, Inc.(1)	207,823	4,187,633
		4,187,633
Truckers — 2.8%
Old Dominion Freight Line, Inc.(1)	164,064	7,545,304
Roadrunner Transportation Systems, Inc.(1)	454,713	12,841,095
		20,386,399
Total Common Stocks (Cost $496,905,986)		703,359,667

	Principal Amount	Value
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $28,583,000, due 10/1/2013(2)	$28,583,000	28,583,000
Total Repurchase Agreements (Cost $28,583,000)		28,583,000
Total Investments — 99.9% (Cost $525,488,986)		731,942,667
Other Assets, Net — 0.1%		923,161
Total Net Assets — 100.0%		$732,865,828

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$29,156,925

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$703,359,667	$—	$—	$703,359,667
Repurchase Agreements	—	28,583,000	—	28,583,000

Total	$703,359,667	$28,583,000	$—	$731,942,667

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 97.0%
Aerospace — 4.6%
HEICO Corp., Class A	396,687	$19,889,886
Teledyne Technologies, Inc.(1)	225,647	19,164,200
		39,054,086
Asset Management & Custodian — 1.6%
WisdomTree Investments, Inc.(1)	1,129,146	13,109,385
		13,109,385
Auto Parts — 2.7%
Dorman Products, Inc.	460,085	22,797,212
		22,797,212
Back Office Support, HR and Consulting — 2.5%
Huron Consulting Group, Inc.(1)	288,366	15,170,935
WageWorks, Inc.(1)	114,192	5,760,987
		20,931,922
Banks: Diversified — 1.0%
SVB Financial Group(1)	94,505	8,162,397
		8,162,397
Biotechnology — 6.9%
Aegerion Pharmaceuticals, Inc.(1)	115,800	9,925,218
Cubist Pharmaceuticals, Inc.(1)	359,658	22,856,266
Ligand Pharmaceuticals, Inc., Class B(1)	209,600	9,071,488
NPS Pharmaceuticals, Inc.(1)	498,406	15,854,295
		57,707,267
Building: Roofing, Wallboard & Plumbing — 1.5%
Beacon Roofing Supply, Inc.(1)	345,781	12,748,945
		12,748,945
Cable Television Services — 1.2%
AMC Networks, Inc., Class A(1)	145,090	9,935,763
		9,935,763
Casinos & Gambling — 1.6%
Multimedia Games Holding Co., Inc.(1)	394,469	13,628,904
		13,628,904
Chemicals: Diversified — 0.3%
Cytec Industries, Inc.	32,092	2,611,005
		2,611,005
Chemicals: Specialty — 2.0%
Quaker Chemical Corp.	229,109	16,736,412
		16,736,412
Communications Technology — 1.8%
Aruba Networks, Inc.(1)	937,375	15,597,920
		15,597,920
Computer Services, Software & Systems — 6.6%
InterXion Holding N.V.(1)	580,886	12,918,905
LogMeIn, Inc.(1)	328,200	10,190,610
QLIK Technologies, Inc.(1)	468,908	16,055,410
The Ultimate Software Group, Inc.(1)	111,441	16,426,403
		55,591,328

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Consumer Lending — 3.0%
Portfolio Recovery Associates, Inc.(1)	417,667	$25,034,960
		25,034,960
Diversified Materials & Processing — 3.1%
Hexcel Corp.(1)	668,438	25,935,394
		25,935,394
Education Services — 2.0%
Grand Canyon Education, Inc.(1)	422,729	17,027,524
		17,027,524
Electronic Components — 2.8%
InvenSense, Inc.(1)	1,359,033	23,946,161
		23,946,161
Entertainment — 2.7%
Imax Corp.(1)	742,377	22,449,480
		22,449,480
Financial Data & Systems — 2.9%
Heartland Payment Systems, Inc.	327,016	12,989,076
Vantiv, Inc., Class A(1)	417,832	11,674,226
		24,663,302
Foods — 2.4%
The Hain Celestial Group, Inc.(1)	262,523	20,245,774
		20,245,774
Health Care Facilities — 1.9%
Brookdale Senior Living, Inc.(1)	613,907	16,145,754
		16,145,754
Health Care Services — 1.5%
ExamWorks Group, Inc.(1)	425,011	11,046,036
Premier, Inc., Class A(1)	45,700	1,448,690
		12,494,726
Insurance: Property-Casualty — 2.2%
AmTrust Financial Services, Inc.	478,548	18,692,085
		18,692,085
Machinery: Industrial — 1.5%
The Middleby Corp.(1)	60,836	12,709,249
		12,709,249
Medical & Dental Instruments & Supplies — 5.0%
Globus Medical, Inc., Class A(1)	920,781	16,076,836
The Cooper Cos., Inc.	97,134	12,597,308
West Pharmaceutical Services, Inc.	319,878	13,162,980
		41,837,124
Medical Equipment — 1.2%
Cyberonics, Inc.(1)	203,603	10,330,816
		10,330,816
Offshore Drilling & Other Services — 1.2%
Atwood Oceanics, Inc.(1)	177,225	9,754,464
		9,754,464

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Oil Well Equipment & Services — 2.9%
Dril-Quip, Inc.(1)	105,863	$12,147,779
Geospace Technologies Corp.(1)	147,338	12,420,594
		24,568,373
Oil: Crude Producers — 1.8%
Rosetta Resources, Inc.(1)	274,385	14,943,007
		14,943,007
Pharmaceuticals — 3.3%
Jazz Pharmaceuticals PLC(1)	302,762	27,845,021
		27,845,021
Production Technology Equipment — 1.0%
Teradyne, Inc.(1)	522,100	8,625,092
		8,625,092
Scientific Instruments: Pollution Control — 1.6%
Clean Harbors, Inc.(1)	224,700	13,180,902
		13,180,902
Securities Brokerage & Services — 1.4%
MarketAxess Holdings, Inc.	196,643	11,806,446
		11,806,446
Semiconductors & Components — 2.8%
Microsemi Corp.(1)	956,510	23,195,368
		23,195,368
Specialty Retail — 10.0%
Cabela’s, Inc.(1)	236,543	14,909,305
DSW, Inc., Class A	197,421	16,843,960
Shutterfly, Inc.(1)	299,809	16,753,327
Tile Shop Holdings, Inc.(1)	429,731	12,672,767
Vitamin Shoppe, Inc.(1)	241,612	10,570,525
Williams-Sonoma, Inc.	216,022	12,140,437
		83,890,321
Telecommunications Equipment — 2.2%
Ubiquiti Networks, Inc.	563,594	18,931,122
		18,931,122
Textiles, Apparel & Shoes — 0.7%
Tumi Holdings, Inc.(1)	308,240	6,211,036
		6,211,036
Truckers — 1.6%
Old Dominion Freight Line, Inc.(1)	285,997	13,153,002
		13,153,002
Total Common Stocks (Cost $651,696,814)		816,229,049

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

	Principal Amount	Value
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $21,129,000, due 10/1/2013(2)	$21,129,000	$21,129,000
Total Repurchase Agreements (Cost $21,129,000)		21,129,000
Total Investments — 99.5% (Cost $672,825,814)		837,358,049
Other Assets, Net — 0.5%		3,860,429
Total Net Assets — 100.0%		$841,218,478

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Bond	4.625%	2/15/2040	$21,555,150

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$816,229,049	$—	$—	$816,229,049
Repurchase Agreements	—	21,129,000	—	21,129,000

Total	$816,229,049	$21,129,000	$—	$837,358,049

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 97.1%
Aerospace — 3.9%
B/E Aerospace, Inc.(1)	21,100	$1,557,602
Teledyne Technologies, Inc.(1)	21,700	1,842,981
		3,400,583
Asset Management & Custodian — 1.4%
Affiliated Managers Group, Inc.(1)	6,700	1,223,688
		1,223,688
Auto Parts — 1.6%
LKQ Corp.(1)	43,340	1,380,812
		1,380,812
Back Office Support, HR and Consulting — 1.3%
Verisk Analytics, Inc., Class A(1)	17,880	1,161,485
		1,161,485
Banks: Diversified — 0.8%
SVB Financial Group(1)	8,500	734,145
		734,145
Beverage: Soft Drinks — 1.9%
Green Mountain Coffee Roasters, Inc.(1)	22,300	1,679,859
		1,679,859
Biotechnology — 1.6%
Cubist Pharmaceuticals, Inc.(1)	21,700	1,379,035
		1,379,035
Building: Roofing, Wallboard & Plumbing — 1.4%
Beacon Roofing Supply, Inc.(1)	32,400	1,194,588
		1,194,588
Cable Television Services — 1.8%
AMC Networks, Inc., Class A(1)	22,600	1,547,648
		1,547,648
Chemicals: Diversified — 2.3%
Cytec Industries, Inc.	3,400	276,624
Ecolab, Inc.	17,320	1,710,523
		1,987,147
Communications Technology — 1.0%
Aruba Networks, Inc.(1)	50,658	842,949
		842,949
Computer Services, Software & Systems — 5.7%
Akamai Technologies, Inc.(1)	27,800	1,437,260
Cognizant Technology Solutions Corp., Class A(1)	13,900	1,141,468
LinkedIn Corp., Class A(1)	4,411	1,085,371
Salesforce.com, Inc.(1)	24,100	1,251,031
		4,915,130
Computer Technology — 1.3%
Western Digital Corp.	18,200	1,153,880
		1,153,880
Consumer Lending — 0.9%
FleetCor Technologies, Inc.(1)	7,045	776,077
		776,077

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Diversified Financial Services — 1.2%
LPL Financial Holdings, Inc.	27,100	$1,038,201
		1,038,201
Diversified Materials & Processing — 2.6%
Hexcel Corp.(1)	57,330	2,224,404
		2,224,404
Diversified Retail — 1.1%
Nordstrom, Inc.	16,360	919,432
		919,432
Drug & Grocery Store Chains — 1.2%
Sprouts Farmers Market, Inc.(1)	22,500	998,775
		998,775
Entertainment — 3.4%
Discovery Communications, Inc., Class C(1)	20,500	1,601,460
Imax Corp.(1)	43,300	1,309,392
		2,910,852
Financial Data & Systems — 2.6%
Alliance Data Systems Corp.(1)	4,906	1,037,472
Vantiv, Inc., Class A(1)	41,900	1,170,686
		2,208,158
Foods — 1.9%
The Hershey Co.	10,500	971,250
WhiteWave Foods Co., Class A(1)	33,500	668,995
		1,640,245
Health Care Facilities — 1.4%
Brookdale Senior Living, Inc.(1)	44,330	1,165,879
		1,165,879
Health Care Services — 1.9%
Cerner Corp.(1)	16,220	852,361
Envision Healthcare Holdings, Inc.(1)	23,100	601,293
Premier, Inc., Class A(1)	4,700	148,990
		1,602,644
Hotel/Motel — 2.0%
Wynn Resorts Ltd.	10,755	1,699,398
		1,699,398
Insurance: Property-Casualty — 2.3%
AmTrust Financial Services, Inc.	49,840	1,946,750
		1,946,750
Machinery: Industrial — 1.5%
The Middleby Corp.(1)	6,160	1,286,886
		1,286,886
Medical & Dental Instruments & Supplies — 4.5%
CR Bard, Inc.	11,890	1,369,728
The Cooper Cos., Inc.	9,310	1,207,414
West Pharmaceutical Services, Inc.	31,782	1,307,829
		3,884,971
Metal Fabricating — 1.0%
Precision Castparts Corp.	3,768	856,240
		856,240

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Office Supplies & Equipment — 1.8%
Steelcase, Inc., Class A	95,100	$1,580,562
		1,580,562
Offshore Drilling & Other Services — 1.1%
Atwood Oceanics, Inc.(1)	17,310	952,742
		952,742
Oil Well Equipment & Services — 2.6%
Core Laboratories N.V.	6,310	1,067,715
Oceaneering International, Inc.	14,200	1,153,608
		2,221,323
Oil: Crude Producers — 2.7%
Cabot Oil & Gas Corp.	22,400	835,968
Concho Resources, Inc.(1)	3,480	378,659
Oasis Petroleum, Inc.(1)	22,300	1,095,599
		2,310,226
Pharmaceuticals — 4.5%
BioMarin Pharmaceutical, Inc.(1)	19,800	1,429,956
Jazz Pharmaceuticals PLC(1)	26,230	2,412,373
		3,842,329
Production Technology Equipment — 1.0%
Teradyne, Inc.(1)	52,900	873,908
		873,908
Restaurants — 1.2%
Bloomin’ Brands, Inc.(1)	42,700	1,008,147
		1,008,147
Scientific Instruments: Control & Filter — 2.0%
Flowserve Corp.	28,100	1,753,159
		1,753,159
Scientific Instruments: Electrical — 1.7%
AMETEK, Inc.	32,795	1,509,226
		1,509,226
Securities Brokerage & Services — 1.3%
IntercontinentalExchange, Inc.(1)	5,985	1,085,799
		1,085,799
Semiconductors & Components — 4.7%
Avago Technologies Ltd.	35,800	1,543,696
Cree, Inc.(1)	15,000	902,850
Microsemi Corp.(1)	65,000	1,576,250
		4,022,796
Specialty Retail — 10.1%
Cabela’s, Inc.(1)	16,200	1,021,086
CarMax, Inc.(1)	29,200	1,415,324
DSW, Inc., Class A	22,700	1,936,764
Shutterfly, Inc.(1)	26,600	1,486,408
Tractor Supply Co.	20,450	1,373,627
Williams-Sonoma, Inc.	26,600	1,494,920
		8,728,129
Telecommunications Equipment — 2.4%
Ubiquiti Networks, Inc.	62,900	2,112,811
		2,112,811

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Textiles, Apparel & Shoes — 3.0%
Lululemon Athletica, Inc.(1)	12,200	$891,698
Michael Kors Holdings Ltd.(1)	22,880	1,705,018
		2,596,716
Truckers — 1.5%
Old Dominion Freight Line, Inc.(1)	28,955	1,331,640
		1,331,640
Total Common Stocks (Cost $61,727,528)		83,689,374

	Principal Amount	Value
Repurchase Agreements — 4.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $4,019,000, due 10/1/2013(2)	$4,019,000	4,019,000
Total Repurchase Agreements (Cost $4,019,000)		4,019,000
Total Investments — 101.8% (Cost $65,746,528)		87,708,374
Other Liabilities, Net — (1.8)%		(1,518,698)
Total Net Assets — 100.0%		$86,189,676

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	3/31/2014	$4,103,682

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$83,689,374	$—	$—	$83,689,374
Repurchase Agreements	—	4,019,000	—	4,019,000

Total	$83,689,374	$4,019,000	$—	$87,708,374

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 96.7%
Aerospace — 2.0%
B/E Aerospace, Inc.(1)	58,300	$4,303,706
		4,303,706
Asset Management & Custodian — 1.4%
Affiliated Managers Group, Inc.(1)	17,150	3,132,276
		3,132,276
Auto Parts — 2.1%
LKQ Corp.(1)	139,300	4,438,098
		4,438,098
Back Office Support, HR and Consulting — 1.6%
Verisk Analytics, Inc., Class A(1)	53,879	3,499,980
		3,499,980
Beverage: Soft Drinks — 2.1%
Green Mountain Coffee Roasters, Inc.(1)	61,500	4,632,795
		4,632,795
Biotechnology — 5.4%
Biogen Idec, Inc.(1)	18,473	4,447,559
Celgene Corp.(1)	47,720	7,345,540
		11,793,099
Cable Television Services — 2.3%
Comcast Corp., Special Class A	112,500	4,879,125
		4,879,125
Chemicals: Diversified — 2.7%
Ecolab, Inc.	58,187	5,746,548
		5,746,548
Communications Technology — 1.2%
Cisco Systems, Inc.	114,100	2,672,222
		2,672,222
Computer Services, Software & Systems — 14.0%
Akamai Technologies, Inc.(1)	68,900	3,562,130
Cognizant Technology Solutions Corp., Class A(1)	33,200	2,726,384
Facebook, Inc., Class A(1)	204,100	10,253,984
Google, Inc., Class A(1)	7,245	6,345,968
LinkedIn Corp., Class A(1)	11,130	2,738,648
Salesforce.com, Inc.(1)	89,080	4,624,143
		30,251,257
Computer Technology — 4.8%
Apple, Inc.	16,542	7,886,398
Western Digital Corp.	39,700	2,516,980
		10,403,378
Consumer Lending — 0.9%
FleetCor Technologies, Inc.(1)	17,775	1,958,094
		1,958,094
Consumer Services: Miscellaneous — 1.3%
eBay, Inc.(1)	48,950	2,730,921
		2,730,921

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Diversified Manufacturing Operations — 2.6%
Danaher Corp.	80,811	$5,601,819
		5,601,819
Diversified Retail — 4.6%
Amazon.com, Inc.(1)	11,735	3,668,831
Costco Wholesale Corp.	37,153	4,277,053
Nordstrom, Inc.	36,975	2,077,995
		10,023,879
Drug & Grocery Store Chains — 1.2%
Walgreen Co.	49,300	2,652,340
		2,652,340
Entertainment — 1.8%
Discovery Communications, Inc., Class C(1)	49,395	3,858,737
		3,858,737
Financial Data & Systems — 4.0%
Alliance Data Systems Corp.(1)	11,771	2,489,213
MasterCard, Inc., Class A	3,242	2,181,153
Visa, Inc., Class A	20,725	3,960,548
		8,630,914
Foods — 3.9%
Mondelez International, Inc., Class A	192,630	6,052,435
The Hershey Co.	24,900	2,303,250
		8,355,685
Health Care Management Services — 2.5%
UnitedHealth Group, Inc.	75,930	5,437,347
		5,437,347
Health Care Services — 1.0%
Cerner Corp.(1)	41,426	2,176,936
		2,176,936
Hotel/Motel — 1.9%
Wynn Resorts Ltd.	26,520	4,190,425
		4,190,425
Leisure Time — 1.3%
Priceline.com, Inc.(1)	2,722	2,751,806
		2,751,806
Medical & Dental Instruments & Supplies — 2.1%
CR Bard, Inc.	22,720	2,617,344
The Cooper Cos., Inc.	15,460	2,005,007
		4,622,351
Metal Fabricating — 1.9%
Precision Castparts Corp.	18,528	4,210,303
		4,210,303
Oil Well Equipment & Services — 2.8%
Core Laboratories N.V.	19,400	3,282,674
Oceaneering International, Inc.	34,000	2,762,160
		6,044,834
Oil: Crude Producers — 2.4%
Concho Resources, Inc.(1)	8,298	902,905
EOG Resources, Inc.	25,595	4,332,722
		5,235,627

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

September 30, 2013 (unaudited)	Shares	Value
Pharmaceuticals — 5.4%
BioMarin Pharmaceutical, Inc.(1)	36,400	$2,628,808
Gilead Sciences, Inc.(1)	143,880	9,041,419
		11,670,227
Restaurants — 2.7%
Starbucks Corp.	76,400	5,880,508
		5,880,508
Scientific Instruments: Control & Filter — 2.5%
Flowserve Corp.	85,900	5,359,301
		5,359,301
Scientific Instruments: Electrical — 1.9%
AMETEK, Inc.	90,994	4,187,544
		4,187,544
Securities Brokerage & Services — 1.2%
IntercontinentalExchange, Inc.(1)	14,795	2,684,109
		2,684,109
Semiconductors & Components — 2.7%
Avago Technologies Ltd.	84,400	3,639,328
Cree, Inc.(1)	35,200	2,118,688
		5,758,016
Specialty Retail — 3.4%
CarMax, Inc.(1)	66,600	3,228,102
The Home Depot, Inc.	54,490	4,133,066
		7,361,168
Textiles, Apparel & Shoes — 1.1%
Lululemon Athletica, Inc.(1)	32,100	2,346,189
		2,346,189
Total Common Stocks (Cost $146,794,432)		209,481,564

	Principal Amount	Value
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $6,183,000, due 10/1/2013(2)	$6,183,000	6,183,000
Total Repurchase Agreements (Cost $6,183,000)		6,183,000
Total Investments — 99.6% (Cost $152,977,432)		215,664,564
Other Assets, Net — 0.4%		938,121
Total Net Assets — 100.0%		$216,602,685

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Bond	4.625%	2/15/2040	$6,310,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$209,481,564	$—	$—	$209,481,564
Repurchase Agreements	—	6,183,000	—	6,183,000

Total	$209,481,564	$6,183,000	$—	$215,664,564

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 96.0%
Advertising Agencies — 1.5%
Constant Contact, Inc.(1)	127,800	$3,027,582
		3,027,582
Back Office Support, HR and Consulting — 1.1%
ServiceSource International, Inc.(1)	186,600	2,254,128
		2,254,128
Cable Television Services — 1.8%
Comcast Corp., Special Class A	85,100	3,690,787
		3,690,787
Communications Technology — 8.2%
Aruba Networks, Inc.(1)	149,108	2,481,157
Ciena Corp.(1)	85,300	2,130,794
Procera Networks, Inc.(1)	504,300	7,811,607
ShoreTel, Inc.(1)	233,400	1,409,736
Sonus Networks, Inc.(1)	796,900	2,693,522
		16,526,816
Computer Services, Software & Systems — 45.3%
Akamai Technologies, Inc.(1)	68,000	3,515,600
BroadSoft, Inc.(1)	103,044	3,712,675
Callidus Software, Inc.(1)	180,900	1,658,853
Cognizant Technology Solutions Corp., Class A(1)	35,500	2,915,260
Facebook, Inc., Class A(1)	194,100	9,751,584
Fortinet, Inc.(1)	94,373	1,911,997
Google, Inc., Class A(1)	9,500	8,321,145
Groupon, Inc.(1)	203,300	2,278,993
Guidewire Software, Inc.(1)	40,400	1,903,244
Imperva, Inc.(1)	54,000	2,269,080
Infoblox, Inc.(1)	115,820	4,843,592
LinkedIn Corp., Class A(1)	13,658	3,360,688
LogMeIn, Inc.(1)	63,300	1,965,465
NetSuite, Inc.(1)	49,400	5,332,236
Proofpoint, Inc.(1)	174,610	5,608,473
QLIK Technologies, Inc.(1)	89,400	3,061,056
Responsys, Inc.(1)	182,600	3,012,900
Salesforce.com, Inc.(1)	128,500	6,670,435
Splunk, Inc.(1)	63,500	3,812,540
SPS Commerce, Inc.(1)	49,500	3,312,540
Tangoe, Inc.(1)	86,310	2,059,357
TIBCO Software, Inc.(1)	73,100	1,870,629
Tremor Video, Inc.(1)	310,800	2,868,684
Trulia, Inc.(1)	30,200	1,420,306
Ultimate Software Group, Inc.(1)	10,030	1,478,422
Yelp, Inc.(1)	36,700	2,428,806
		91,344,560
Computer Technology — 5.7%
Apple, Inc.	15,953	7,605,593
Silicon Graphics International Corp.(1)	235,500	3,826,875
		11,432,468
Consumer Services: Miscellaneous — 1.5%
eBay, Inc.(1)	54,790	3,056,734
		3,056,734

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

September 30, 2013 (unaudited)	Shares	Value
Diversified Retail — 2.3%
Amazon.com, Inc.(1)	14,910	$4,661,463
		4,661,463
Electronic Components — 2.7%
InvenSense, Inc.(1)	308,300	5,432,246
		5,432,246
Electronic Entertainment — 1.5%
Electronic Arts, Inc.(1)	76,800	1,962,240
Zynga, Inc., Class A(1)	278,500	1,024,880
		2,987,120
Energy Equipment — 1.2%
Trina Solar Ltd., ADR(1)	159,100	2,459,686
		2,459,686
Leisure Time — 2.5%
Expedia, Inc.	47,700	2,470,383
Priceline.com, Inc.(1)	2,456	2,482,893
		4,953,276
Pharmaceuticals — 1.5%
Gilead Sciences, Inc.(1)	46,600	2,928,344
		2,928,344
Semiconductors & Components — 12.2%
Ambarella, Inc.(1)	133,600	2,607,872
Avago Technologies Ltd.	47,900	2,065,448
Cree, Inc.(1)	63,500	3,822,065
Freescale Semiconductor Ltd.(1)	183,100	3,048,615
Intermolecular, Inc.(1)	182,350	1,004,749
LSI Corp.	249,200	1,948,744
Microsemi Corp.(1)	175,600	4,258,300
O2Micro International Ltd., ADR(1)	242,312	751,167
Rubicon Technology, Inc.(1)	300,822	3,642,954
TriQuint Semiconductor, Inc.(1)	171,000	1,390,230
		24,540,144
Specialty Retail — 1.5%
Shutterfly, Inc.(1)	52,600	2,939,288
		2,939,288
Technology: Miscellaneous — 1.1%
Fabrinet(1)	137,500	2,315,500
		2,315,500
Telecommunications Equipment — 4.4%
Alcatel-Lucent, ADR(1)	924,000	3,261,720
Ubiquiti Networks, Inc.	164,700	5,532,273
		8,793,993
Total Common Stocks (Cost $133,255,252)		193,344,135

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $6,046,000, due 10/1/2013(2)	$6,046,000	$6,046,000
Total Repurchase Agreements (Cost $6,046,000)		6,046,000
Total Investments — 99.0% (Cost $139,301,252)		199,390,135
Other Assets, Net — 1.0%		2,061,238
Total Net Assets — 100.0%		$201,451,373

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$6,167,925

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$193,344,135	$—	$—	$193,344,135
Repurchase Agreements	—	6,046,000	—	6,046,000

Total	$193,344,135	$6,046,000	$—	$199,390,135

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 95.5%
Aerospace — 3.1%
HEICO Corp., Class A	39,333	$1,972,157
Teledyne Technologies, Inc.(1)	23,200	1,970,376
		3,942,533
Asset Management & Custodian — 1.3%
Financial Engines, Inc.	4,274	254,047
WisdomTree Investments, Inc.(1)	118,200	1,372,302
		1,626,349
Auto Parts — 1.9%
Dorman Products, Inc.	49,300	2,442,815
		2,442,815
Back Office Support, HR and Consulting — 3.4%
Huron Consulting Group, Inc.(1)	35,400	1,862,394
Robert Half International, Inc.	37,716	1,472,055
WageWorks, Inc.(1)	19,900	1,003,955
		4,338,404
Banks: Diversified — 1.0%
Signature Bank(1)	13,401	1,226,460
		1,226,460
Biotechnology — 6.3%
Aegerion Pharmaceuticals, Inc.(1)	17,899	1,534,123
Amicus Therapeutics, Inc.(1)	250,700	581,624
Bluebird Bio, Inc.(1)	19,500	525,720
Chimerix, Inc.(1)	32,400	712,152
Intrexon Corp.(1)	12,700	300,863
Ligand Pharmaceuticals, Inc., Class B(1)	21,100	913,208
NPS Pharmaceuticals, Inc.(1)	55,642	1,769,972
Orexigen Therapeutics, Inc.(1)	136,600	838,724
Receptos, Inc.(1)	31,700	823,249
		7,999,635
Building: Roofing, Wallboard & Plumbing — 1.0%
Beacon Roofing Supply, Inc.(1)	35,500	1,308,885
		1,308,885
Casinos & Gambling — 1.1%
Multimedia Games Holding Co., Inc.(1)	41,465	1,432,616
		1,432,616
Chemicals: Diversified — 0.2%
Cytec Industries, Inc.	3,400	276,624
		276,624
Chemicals: Specialty — 1.4%
Quaker Chemical Corp.	25,000	1,826,250
		1,826,250
Communications Technology — 1.3%
Aruba Networks, Inc.(1)	99,084	1,648,758
		1,648,758
Computer Services, Software & Systems — 12.8%
Aspen Technology, Inc.(1)	26,869	928,324
BroadSoft, Inc.(1)	40,450	1,457,414
Infoblox, Inc.(1)	43,500	1,819,170
InterXion Holding N.V.(1)	75,300	1,674,672

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2013 (unaudited)	Shares	Value
LogMeIn, Inc.(1)	33,000	$1,024,650
Proofpoint, Inc.(1)	97,000	3,115,640
Qlik Technologies, Inc.(1)	60,800	2,081,792
SPS Commerce, Inc.(1)	30,800	2,061,136
The Ultimate Software Group, Inc.(1)	13,563	1,999,186
		16,161,984
Computer Technology — 0.2%
Silicon Graphics International Corp.(1)	18,000	292,500
		292,500
Consumer Lending — 2.4%
Portfolio Recovery Associates, Inc.(1)	41,055	2,460,837
Regional Management Corp.(1)	17,100	543,780
		3,004,617
Diversified Materials & Processing — 2.4%
Hexcel Corp.(1)	77,210	2,995,748
		2,995,748
Drug & Grocery Store Chains — 0.9%
Natural Grocers by Vitamin Cottage, Inc.(1)	27,210	1,080,237
		1,080,237
Education Services — 1.5%
Grand Canyon Education, Inc.(1)	47,180	1,900,410
		1,900,410
Electronic Components — 2.0%
InvenSense, Inc.(1)	141,800	2,498,516
		2,498,516
Entertainment — 1.8%
Imax Corp.(1)	74,700	2,258,928
		2,258,928
Financial Data & Systems — 1.1%
Heartland Payment Systems, Inc.	33,859	1,344,879
		1,344,879
Foods — 2.6%
The Hain Celestial Group, Inc.(1)	27,950	2,155,504
WhiteWave Foods Co., Class A(1)	58,200	1,162,254
		3,317,758
Health Care Services — 4.5%
Acadia Healthcare Co., Inc.(1)	45,400	1,790,122
AMN Healthcare Services, Inc.(1)	114,516	1,575,740
ExamWorks Group, Inc.(1)	43,500	1,130,565
Team Health Holdings, Inc.(1)	31,318	1,188,205
		5,684,632
Household Furnishings — 0.8%
American Woodmark Corp.(1)	27,900	966,735
		966,735
Insurance: Property-Casualty — 1.5%
AmTrust Financial Services, Inc.	48,073	1,877,731
		1,877,731

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2013 (unaudited)	Shares	Value
Machinery: Industrial — 1.8%
DXP Enterprises, Inc.(1)	11,900	$939,743
The Middleby Corp.(1)	6,062	1,266,412
		2,206,155
Medical & Dental Instruments & Supplies — 2.4%
Globus Medical, Inc., Class A(1)	99,500	1,737,270
West Pharmaceutical Services, Inc.	32,770	1,348,486
		3,085,756
Medical Equipment — 2.2%
Cyberonics, Inc.(1)	23,221	1,178,233
DexCom, Inc(1)	56,477	1,594,346
		2,772,579
Medical Services — 1.4%
ICON PLC(1)	42,700	1,747,711
		1,747,711
Office Supplies & Equipment — 1.9%
Steelcase, Inc., Class A	143,100	2,378,322
		2,378,322
Offshore Drilling & Other Services — 0.8%
Atwood Oceanics, Inc.(1)	17,400	957,696
		957,696
Oil Well Equipment & Services — 2.5%
Dril-Quip, Inc.(1)	10,545	1,210,039
Geospace Technologies Corp.(1)	14,634	1,233,646
RigNet, Inc.(1)	19,479	705,529
		3,149,214
Oil: Crude Producers — 2.3%
Bonanza Creek Energy, Inc.(1)	15,200	733,552
Diamondback Energy, Inc.(1)	14,700	626,808
Rosetta Resources, Inc.(1)	27,450	1,494,927
		2,855,287
Pharmaceuticals — 3.5%
Endocyte, Inc.(1)	44,000	586,520
Jazz Pharmaceuticals PLC(1)	20,710	1,904,699
Pacira Pharmaceuticals, Inc.(1)	40,200	1,933,218
		4,424,437
Production Technology Equipment — 1.0%
FEI Co.	14,300	1,255,540
		1,255,540
Recreational Vehicles & Boats — 1.1%
Drew Industries, Inc.	31,400	1,429,956
		1,429,956
Restaurants — 1.9%
Bloomin’ Brands, Inc.(1)	63,800	1,506,318
Noodles & Co.(1)	21,200	904,604
		2,410,922
Scientific Instruments: Pollution Control — 1.0%
Clean Harbors, Inc.(1)	22,400	1,313,984
		1,313,984

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2013 (unaudited)	Shares	Value
Securities Brokerage & Services — 2.0%
FXCM, Inc., Class A	69,900	$1,380,525
MarketAxess Holdings, Inc.	18,482	1,109,659
		2,490,184
Semiconductors & Components — 1.8%
Microsemi Corp.(1)	92,856	2,251,758
		2,251,758
Specialty Retail — 6.6%
Cabela’s, Inc.(1)	27,900	1,758,537
DSW, Inc., Class A	23,100	1,970,892
Shutterfly, Inc.(1)	30,480	1,703,223
Tile Shop Holdings, Inc.(1)	50,700	1,495,143
Vitamin Shoppe, Inc.(1)	32,883	1,438,631
		8,366,426
Telecommunications Equipment — 1.5%
Ubiquiti Networks, Inc.	57,200	1,921,348
		1,921,348
Textiles, Apparel & Shoes — 0.6%
Tumi Holdings, Inc.(1)	35,200	709,280
		709,280
Truckers — 2.7%
Old Dominion Freight Line, Inc.(1)	27,623	1,270,382
Roadrunner Transportation Systems, Inc.(1)	76,700	2,166,008
		3,436,390
Total Common Stocks (Cost $85,786,292)		120,616,949

	Principal Amount	Value
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $3,694,000, due 10/1/2013(2)	$3,694,000	3,694,000
Total Repurchase Agreements (Cost $3,694,000)		3,694,000
Total Investments — 98.4% (Cost $89,480,292)		124,310,949
Other Assets, Net — 1.6%		2,012,384
Total Net Assets — 100.0%		$126,323,333

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$3,768,300

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$120,616,949	$—	$—	$120,616,949
Repurchase Agreements	—	3,694,000	—	3,694,000

Total	$120,616,949	$3,694,000	$—	$124,310,949

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 99.1%
Australia — 11.1%
Australia & New Zealand Banking Group Ltd.	16,092	$462,684
BHP Billiton Ltd.	29,312	975,289
Brambles Ltd.	42,499	361,406
Commonwealth Bank of Australia	7,836	520,782
CSL Ltd.	7,672	457,927
Macquarie Group Ltd.	9,811	439,545
REA Group Ltd.	9,458	333,974
Suncorp Group Ltd.	44,723	546,943
Westpac Banking Corp.	22,965	701,967
Woodside Petroleum Ltd.	20,206	723,043
		5,523,560
Austria — 0.7%
OMV AG	7,429	366,838
		366,838
Belgium — 0.6%
EVS Broadcast Equipment S.A.	4,479	288,933
		288,933
Denmark — 2.0%
Coloplast A/S, Class B	11,508	655,459
Royal UNIBREW A/S	2,633	312,821
		968,280
France — 8.4%
Accor S.A.	12,515	520,063
AXA S.A.	7,718	179,126
BNP Paribas S.A.	10,830	732,590
GDF Suez	5,420	135,856
L’Oreal S.A.	2,056	352,907
Societe Generale S.A.	8,476	422,267
Total S.A.	13,118	760,357
Vinci S.A.	18,082	1,052,670
		4,155,836
Germany — 7.2%
Allianz SE (Reg S)	3,267	513,992
Daimler AG (Reg S)	7,492	584,151
Deutsche Lufthansa AG (Reg S)(1)	14,855	289,792
Deutsche Post AG (Reg S)	24,489	812,252
Drillisch AG	18,784	452,654
Duerr AG	3,456	254,041
E.ON SE	7,608	135,387
Merck KGaA	262	40,894
ProSiebenSat.1 Media AG (Reg S)	7,102	301,840
Siemens AG (Reg S)	1,684	203,087
		3,588,090
Hong Kong — 3.6%
Galaxy Entertainment Group Ltd.(1)	78,420	551,059
MGM China Holdings Ltd.	170,705	572,159
Power Assets Holdings Ltd.	38,657	345,603
Sands China Ltd.	53,200	329,679
		1,798,500
Israel — 0.3%
Delek Group Ltd.	401	130,869
		130,869
Italy — 1.6%
Safilo Group S.p.A.(1)	6,944	136,394
Salvatore Ferragamo S.p.A.	10,565	364,209
UniCredit S.p.A.	44,897	286,704
		787,307

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Fund

September 30, 2013 (unaudited)	Shares	Value
Japan — 17.8%
ABC-Mart, Inc.	9,400	$458,616
Central Japan Railway Co.	2,410	309,335
Daifuku Co. Ltd.	24,931	270,832
Fuji Heavy Industries Ltd.	12,959	361,111
Japan Tobacco, Inc.	16,500	594,821
Mitsubishi UFJ Financial Group, Inc.	26,900	172,546
Mitsui Fudosan Co. Ltd.	6,000	202,616
Mizuho Financial Group, Inc.	235,141	511,185
Nihon Kohden Corp.	6,376	261,387
Obic Co. Ltd.	14,910	482,258
Omron Corp.	17,600	637,539
Osaka Gas Co. Ltd.	34,425	146,750
Pigeon Corp.	7,184	353,724
Rohto Pharmaceutical Co. Ltd.	29,880	421,970
Ryohin Keikaku Co. Ltd.	2,787	251,935
Sumitomo Mitsui Financial Group, Inc.	13,905	673,356
Sumitomo Realty & Development Co. Ltd.	3,000	142,987
Sysmex Corp.	4,191	268,015
The Chiba Bank Ltd.	61,759	452,289
Tokyo Gas Co. Ltd.	26,154	143,453
Toyota Motor Corp.	12,400	795,305
Yahoo Japan Corp.	163,400	929,708
		8,841,738
Netherlands — 3.1%
DE Master Blenders 1753 NV(1)	38,039	639,918
Wolters Kluwer NV	34,451	888,229
		1,528,147
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	78,275	235,219
		235,219
Norway — 2.4%
DNB ASA	29,619	449,789
Statoil ASA	32,811	745,243
		1,195,032
Singapore — 0.8%
StarHub Ltd.	116,232	397,696
		397,696
Spain — 3.2%
Amadeus IT Holding S.A., Class A	11,208	397,404
Ferrovial S.A.	31,160	561,205
Telefonica S.A.(1)	22,051	342,807
Viscofan S.A.	4,801	274,431
		1,575,847
Sweden — 2.6%
NCC AB, Class B	13,617	405,266
Skandinaviska Enskilda Banken AB, Class A	43,090	456,764
Swedbank AB, A Shares	18,903	440,306
		1,302,336
Switzerland — 9.5%
Actelion Ltd. (Reg S)(1)	12,185	865,154
Helvetia Holding AG (Reg S)	517	229,406
Roche Holding AG	6,585	1,777,116
Swiss Re AG(1)	6,450	534,385
The Swatch Group AG (Reg S)	6,727	759,176

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Fund

September 30, 2013 (unaudited)	Shares	Value
U-Blox AG(1)	3,593	$299,088
Valiant Holding AG (Reg S)	2,541	249,925
		4,714,250
United Kingdom — 21.9%
Afren PLC(1)	34,423	77,004
Anglo American PLC	2,904	71,307
Antofagasta PLC	27,000	357,587
Ashtead Group PLC	18,894	188,044
Barclays PLC	52,150	222,872
British Sky Broadcasting Group PLC	70,419	991,606
BT Group PLC	166,451	921,595
Devro PLC	50,342	264,109
Drax Group PLC	31,528	347,817
Essentra PLC	30,815	373,610
Genus PLC	11,143	258,298
GlaxoSmithKline PLC	39,960	1,004,704
Glencore Xstrata PLC(1)	21,143	115,130
Legal & General Group PLC	228,533	725,171
Lloyds Banking Group PLC(1)	699,814	833,233
Next PLC	12,738	1,064,309
Reckitt Benckiser Group PLC	10,773	787,669
Rightmove PLC	5,849	224,227
Rio Tinto PLC	2,664	130,038
Royal Dutch Shell PLC, Class A	12,033	396,674
Schroders PLC	21,558	898,797
Ted Baker PLC	15,781	491,061
Xaar PLC	10,193	131,866
		10,876,728
United States — 1.8%
Novartis AG, ADR	10,036	769,861
UBS AG (Reg S)(1)	7,117	146,041
		915,902
Total Common Stocks (Cost $45,246,315)		49,191,108

	Shares	Value
Exchange-Traded Funds — 0.2%
United States — 0.2%
iShares MSCI EAFE ETF	1,155	73,678
		73,678
Total Exchange-Traded Funds (Cost $72,411)		73,678
Total Investments — 99.3% (Cost $45,318,726)		49,264,786
Other Assets, Net — 0.7%		371,581
Total Net Assets — 100.0%		$49,636,367

(1)	Non-income producing security.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$1,868,641	$47,322,467	*	$—	$49,191,108
Exchange-Traded Funds	73,678	—		—	73,678

Total	$1,942,319	$47,322,467		$—	$49,264,786

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 93.3%
Brazil — 4.5%
BRF S.A.	215,360	$5,247,232
Cia Paranaense de Energia, ADR	145,020	2,024,479
Grupo BTG Pactual	121,756	1,510,757
Kroton Educacional S.A.	179,729	2,555,277
Petroleo Brasileiro S.A., ADR	456,325	7,068,474
Sao Martinho S.A.	235,108	3,076,358
		21,482,577
Chile — 0.4%
CAP S.A.	83,966	1,863,139
		1,863,139
Colombia — 0.8%
Gran Tierra Energy, Inc.(1)	213,446	1,513,332
Pacific Rubiales Energy Corp.	123,976	2,436,220
		3,949,552
Hong Kong — 1.8%
Melco International Development Ltd.	1,565,112	4,206,324
Xinyi Glass Holdings Ltd.	5,017,342	4,641,267
		8,847,591
India — 5.0%
Emami Ltd.	436,059	3,379,610
HCL Technologies Ltd.	130,880	2,262,105
ICICI Bank Ltd., ADR	185,192	5,644,652
Reliance Industries Ltd.	179,354	2,354,214
Tata Global Beverages Ltd.	831,613	1,906,865
Tata Motors Ltd., ADR	198,416	5,281,834
Tech Mahindra Ltd.	157,232	3,347,472
		24,176,752
Indonesia — 1.7%
PT Bank Rakyat Indonesia (Persero) Tbk	4,557,500	2,850,983
PT Telekomunikasi Indonesia (Persero) Tbk	29,461,200	5,352,615
		8,203,598
Liberia — 0.4%
African Petroleum Corp. Ltd.(1)(2)	16,611,907	1,859,670
		1,859,670
Malaysia — 2.3%
AMMB Holdings Bhd	1,393,500	3,170,593
Malayan Banking Bhd	1,026,945	3,098,379
Tenaga Nasional Bhd	1,784,281	4,945,178
		11,214,150
Mexico — 4.2%
America Movil S.A.B. de C.V., ADR, Series L	146,748	2,907,078
Cemex S.A.B. de C.V.(1)	4,270,775	4,792,978
El Puerto de Liverpool S.A.B. de C.V., Class C1	138,700	1,566,130
Gruma S.A.B. de C.V., Class B(1)	811,355	4,524,918
Grupo Mexico S.A.B. de C.V., Series B	1,064,406	3,186,834
Megacable Holdings S.A.B. de C.V.	173,024	554,914
OHL Mexico S.A.B. de C.V.(1)	1,043,281	2,745,791
		20,278,643
Panama — 0.5%
Copa Holdings S.A., Class A	17,815	2,470,406
		2,470,406

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2013 (unaudited)	Shares	Value
People’s Republic of China — 19.1%
Agricultural Bank of China Ltd., H shares	14,489,157	$6,677,198
Baidu, Inc., ADR(1)	19,800	3,072,564
China Construction Bank Corp., H shares	13,497,487	10,419,566
China Merchants Bank Co. Ltd., H shares	1,287,500	2,347,771
China Mobile Ltd.	304,840	3,434,062
China Oilfield Services Ltd., H shares	1,300,000	3,265,911
China Overseas Land & Investment Ltd.	971,332	2,879,042
China Petroleum & Chemical Corp., H shares	6,779,805	5,314,488
China Railway Construction Corp. Ltd., H shares	5,009,032	5,305,380
China Resources Cement Holdings Ltd.	4,094,000	2,723,317
China Shipping Development Co. Ltd., H shares(1)	3,368,000	1,778,777
China Unicom Hong Kong Ltd.	3,333,675	5,189,916
CNOOC Ltd.	3,494,000	7,078,418
Great Wall Motor Co. Ltd., H shares	879,000	4,769,314
Lenovo Group Ltd.	3,432,000	3,583,792
NetEase, Inc., ADR	28,742	2,086,957
PICC Property & Casualty Co. Ltd., H shares	3,872,000	5,256,588
Shimao Property Holdings Ltd.	1,833,874	4,248,788
SouFun Holdings Ltd., ADR	34,085	1,760,149
Tencent Holdings Ltd.	155,163	8,159,797
Weichai Power Co. Ltd., H shares	630,000	2,452,982
		91,804,777
Peru — 1.2%
Credicorp Ltd.	31,591	4,058,180
Grana y Montero S.A., ADR(1)	96,000	1,916,160
		5,974,340
Philippines — 1.6%
Alliance Global Group, Inc.	4,460,385	2,411,729
Touch Solutions, Inc.(1)	9,759,900	2,017,435
Universal Robina Corp.	1,098,830	3,108,509
		7,537,673
Poland — 1.0%
LPP S.A.	625	1,735,140
Polskie Gornictwo Naftowe i Gazownictwo S.A.	848,128	1,662,934
Powszechna Kasa Oszczednosci Bank Polski S.A.	134,524	1,598,427
		4,996,501
Russia — 7.9%
Aeroflot - Russian Airlines OJSC	1,616,932	2,711,782
Gazprom OAO, ADR	844,082	7,444,803
Magnit OJSC	14,296	3,618,777
Magnit OJSC, GDR, (Reg S)	37,007	2,285,182
QIWI PLC, ADR	47,273	1,477,754
Rosneft OAO, GDR, (Reg S)	617,309	5,000,203
Sberbank of Russia, ADR	340,977	4,103,148
Sistema JSFC, GDR, (Reg S)	291,841	7,584,948
Yandex NV, Class A(1)	99,760	3,633,259
		37,859,856
Singapore — 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	2,288,000	1,999,169
		1,999,169
South Africa — 5.3%
African Rainbow Minerals Ltd.	146,293	2,871,997
Kumba Iron Ore Ltd.	55,396	2,558,846
Mediclinic International Ltd.	239,604	1,771,857
MMI Holdings Ltd.	1,193,449	2,899,820
Mondi PLC	140,932	2,378,021
Naspers Ltd., N shares	72,932	6,752,179
Sasol Ltd.	71,587	3,417,032
Woolworths Holdings Ltd.	383,685	2,836,857
		25,486,609

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2013 (unaudited)	Shares	Value
South Korea — 18.2%
Hankook Tire Co. Ltd.	83,250	$4,756,887
Hyundai Engineering & Construction Co. Ltd.	67,035	3,852,408
Hyundai Hysco Co. Ltd.	59,500	2,548,799
Hyundai Motor Co.	54,315	12,672,398
KB Financial Group, Inc.	175,910	6,193,246
LG Chem Ltd.	9,043	2,585,917
LG Hausys Ltd.	41,987	5,088,733
POSCO, ADR	16,195	1,192,600
Samsung Electronics Co. Ltd.	16,556	21,059,122
Samsung Heavy Industries Co. Ltd.	140,997	5,638,201
Samsung Techwin Co. Ltd.	52,748	2,990,925
Shinhan Financial Group Co. Ltd.	114,690	4,666,424
SK Hynix, Inc.(1)	141,254	3,977,920
SK Telecom Co. Ltd., ADR	245,918	5,582,339
Sung Kwang Bend Co. Ltd.	156,530	4,440,490
		87,246,409
Taiwan — 11.6%
Catcher Technology Co. Ltd.	554,000	2,931,903
Cathay Financial Holding Co. Ltd.	3,767,952	5,368,558
CTBC Financial Holding Co. Ltd.	4,462,000	2,913,509
Everlight Electronics Co. Ltd.	1,431,210	2,619,683
Fubon Financial Holding Co. Ltd.	2,831,337	3,918,614
Largan Precision Co. Ltd.	89,000	2,994,415
MediaTek, Inc.	534,000	6,596,120
Merry Electronics Co. Ltd.	705,000	1,958,587
Nan Ya Plastics Corp.	1,611,271	3,390,236
SinoPac Financial Holdings Co. Ltd.	1,597,594	734,414
Taiwan Cement Corp.	1,900,000	2,751,073
Taiwan Semiconductor Manufacturing Co. Ltd.	3,310,998	11,274,403
Tong Hsing Electronic Industries Ltd.	425,000	2,105,495
Tong Yang Industry Co. Ltd.	2,682,300	4,025,444
Toung Loong Textile Manufacturing	701,287	2,057,391
		55,639,845
Thailand — 2.5%
Krung Thai Bank PCL (Reg F)	6,012,477	3,694,514
PTT Global Chemical PCL (Reg F)	1,105,728	2,639,078
Quality Houses PCL (Reg F)	29,109,400	2,946,098
Siam Cement PCL (Reg F)	186,100	2,561,557
		11,841,247
Turkey — 2.2%
Akfen Holding A.S.	1,632,344	3,417,541
Dogus Otomotiv Servis ve Ticaret A.S.	445,266	1,930,645
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,510,731	2,541,078
Turkiye Vakiflar Bankasi T.A.O., Class D	1,109,509	2,531,247
		10,420,511
United Arab Emirates — 0.7%
Air Arabia PJSC	5,238,447	1,956,202
Emaar Properties PJSC	928,051	1,474,232
		3,430,434
Total Common Stocks (Cost $425,749,871)		448,583,449

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2013 (unaudited)	Shares	Value
Preferred Stocks — 5.7%
Brazil — 5.7%
Banco Bradesco S.A.	434,669	$5,958,238
Braskem S.A., Class A(1)	360,900	2,890,392
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Gerdau S.A.	403,800	3,024,446
Itau Unibanco Holding S.A.	614,660	8,724,994
Vale S.A.	480,808	6,842,343
		27,440,413
Total Preferred Stocks (Cost $28,893,392)		27,440,413

	Principal Amount	Value
Repurchase Agreements — 1.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $7,048,000, due 10/1/2013(4)	$7,048,000	7,048,000
Total Repurchase Agreements (Cost $7,048,000)		7,048,000
Total Investments — 100.5% (Cost $461,691,263)		483,071,862
Other Liabilities, Net — (0.5)%		(2,583,644)
Total Net Assets — 100.0%		$480,488,218

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$7,192,950

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$110,083,336	$338,500,113	*	$—	$448,583,449
Preferred Stocks	27,440,413	—		—	27,440,413
Repurchase Agreements	—	7,048,000		—	7,048,000

Total	$137,523,749	$345,548,113		$—	$483,071,862

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities with a value of $336,640,443 were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 97.5%
Australia — 6.0%
Australia & New Zealand Banking Group Ltd.	5,352	$153,883
BHP Billiton Ltd.	10,272	341,777
CSL Ltd.	6,530	389,763
Fortescue Metals Group Ltd.	62,798	279,692
Macquarie Group Ltd.	5,206	233,235
Suncorp Group Ltd.	20,150	246,426
Woodside Petroleum Ltd.	10,159	363,525
		2,008,301
Austria — 0.4%
OMV AG	2,879	142,163
		142,163
Belgium — 0.5%
EVS Broadcast Equipment S.A.	2,636	170,044
		170,044
Canada — 1.1%
Gran Tierra Energy, Inc.(1)	8,753	62,059
Sherritt International Corp.	38,229	143,259
Whitecap Resources, Inc.	14,755	173,327
		378,645
Finland — 1.5%
Orion OYJ, Class B	10,585	267,096
Sampo Oyj, A Shares	5,769	248,162
		515,258
France — 0.3%
AXA S.A.	3,987	92,534
		92,534
Germany — 3.3%
Allianz SE (Reg S)	3,703	582,587
Duerr AG	3,378	248,307
Hannover Rueck SE	1,481	108,833
ProSiebenSat.1 Media AG (Reg S)	3,984	169,323
		1,109,050
Hong Kong — 2.8%
CNOOC Ltd.	221,957	449,658
Galaxy Entertainment Group Ltd.(1)	29,124	204,655
MGM China Holdings Ltd.	62,994	211,139
Power Assets Holdings Ltd.	9,143	81,741
		947,193
Italy — 1.1%
Iren S.p.A.	81,676	99,722
Salvatore Ferragamo S.p.A.	4,965	171,159
UniCredit S.p.A.	14,176	90,526
		361,407
Japan — 8.0%
As One Corp.	3,279	67,624
Denso Corp.	557	26,135
Hino Motors Ltd.	16,647	246,716
Japan Tobacco, Inc.	12,000	432,597
Kissei Pharmaceutical Co. Ltd.	8,205	188,330
KYORIN Holdings, Inc.	8,071	172,581
Mizuho Financial Group, Inc.	87,651	190,549
Nishio Rent All Co. Ltd.	12,906	361,275
Omron Corp.	2,600	94,182
Osaka Gas Co. Ltd.	7,812	33,302

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Fund

September 30, 2013 (unaudited)	Shares	Value
Resona Holdings, Inc.	37,796	$194,045
Sumitomo Mitsui Financial Group, Inc.	4,399	213,023
T&D Holdings, Inc.	7,035	87,355
Tokyo Gas Co. Ltd.	7,698	42,223
Toyota Motor Corp.	5,000	320,687
		2,670,624
Mexico — 0.5%
Gruma S.A.B. de C.V., Class B(1)	31,097	173,428
		173,428
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	32,601	97,967
		97,967
Norway — 0.2%
DNO International ASA(1)	35,972	79,867
		79,867
People’s Republic of China — 0.7%
SouFun Holdings Ltd., ADR	3,729	192,566
Tencent Holdings Ltd.	1,000	52,588
		245,154
Philippines — 0.7%
Alliance Global Group, Inc.	459,200	248,289
		248,289
Singapore — 1.6%
Avago Technologies Ltd.	12,780	551,074
		551,074
South Africa — 0.5%
Omnia Holdings Ltd.	8,045	161,849
		161,849
South Korea — 1.5%
Samsung Electronics Co. Ltd.	381	484,629
		484,629
Spain — 1.5%
Gas Natural SDG S.A.	5,575	116,557
Viscofan S.A.	3,609	206,294
Zeltia S.A.(1)	53,141	187,712
		510,563
Sweden — 1.0%
ICA Gruppen AB(1)	3,147	96,839
Nolato AB, B Shares	13,725	228,880
Swedbank AB, A Shares	570	13,277
		338,996
Switzerland — 5.5%
Actelion Ltd. (Reg S)(1)	6,360	451,570
Cie Financiere Richemont S.A. (Reg S)	500	50,098
Nestle S.A. (Reg S)	2,402	167,501
Nobel Biocare Holding AG (Reg S)	5,880	86,861
Novartis AG (Reg S)	4,666	358,900
Roche Holding AG	2,424	654,173
Swiss Re AG(1)	718	59,487
		1,828,590

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Fund

September 30, 2013 (unaudited)	Shares	Value
Taiwan — 0.2%
Cathay Financial Holding Co. Ltd.	55,000	$78,364
		78,364
Thailand — 0.4%
BEC World PCL	42,900	77,995
BEC World PCL (Reg F)	32,327	58,772
		136,767
United Kingdom — 8.7%
Afren PLC(1)	67,923	151,944
Barclays PLC	6,965	29,766
British Sky Broadcasting Group PLC	23,605	332,394
BT Group PLC	96,686	535,325
Drax Group PLC	7,982	88,057
GlaxoSmithKline PLC	17,940	451,061
HSBC Holdings PLC	11,850	128,257
Lloyds Banking Group PLC(1)	362,993	432,198
Northgate PLC	31,050	216,160
Reckitt Benckiser Group PLC	1,627	118,958
Rightmove PLC	7,267	278,587
Rio Tinto PLC	735	35,877
Severn Trent PLC	4,323	123,283
		2,921,867
United States — 49.2%
Aflac, Inc.	6,533	404,981
Ameriprise Financial, Inc.	2,684	244,459
Apple, Inc.	984	469,122
Biogen Idec, Inc.(1)	2,763	665,220
Cantel Medical Corp.	17,806	567,121
CBOE Holdings, Inc.	2,557	115,653
Celgene Corp.(1)	3,937	606,022
Ciena Corp.(1)	2,745	68,570
Cisco Systems, Inc.	12,333	288,839
DIRECTV(1)	4,669	278,973
Dollar Tree, Inc.(1)	9,442	539,705
Domino’s Pizza, Inc.	5,210	354,020
Dycom Industries, Inc.(1)	6,530	182,775
Electronic Arts, Inc.(1)	12,725	325,124
Electronics For Imaging, Inc.(1)	7,607	240,990
Eli Lilly & Co.	10,192	512,963
EOG Resources, Inc.	1,520	257,306
Fifth Third Bancorp	8,931	161,115
Fresh Del Monte Produce, Inc.	16,813	499,010
Gilead Sciences, Inc.(1)	10,134	636,821
Google, Inc., Class A(1)	260	227,737
Hess Corp.	4,537	350,892
Johnson & Johnson	3,028	262,497
JPMorgan Chase & Co.	10,153	524,809
LinkedIn Corp., Class A(1)	1,775	436,756
LSI Corp.	9,764	76,354
Marathon Oil Corp.	8,911	310,816
MarketAxess Holdings, Inc.	2,478	148,779
Michael Kors Holdings Ltd.(1)	2,114	157,535
Microsoft Corp.	6,804	226,641
Movado Group, Inc.	1,874	81,988
Multimedia Games Holding Co., Inc.(1)	6,013	207,749
Murphy Oil Corp.	5,105	307,934
Noble Energy, Inc.	4,746	318,029
NV Energy, Inc.	11,196	264,338
Old Dominion Freight Line, Inc.(1)	4,305	197,987
Phillips 66	709	40,994
Prudential Financial, Inc.	6,028	470,063
Quaker Chemical Corp.	3,901	284,968

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Fund

September 30, 2013 (unaudited)	Shares	Value
QUALCOMM, Inc.	1,714	$115,455
Ross Stores, Inc.	9,244	672,963
Seagate Technology PLC	8,398	367,329
State Street Corp.	2,743	180,352
The Coca-Cola Co.	4,208	159,399
The Procter & Gamble Co.	3,014	227,828
TRW Automotive Holdings Corp.(1)	3,179	226,694
Universal Corp.	454	23,122
Wells Fargo & Co.	11,564	477,824
Whole Foods Market, Inc.	5,262	307,827
Wynn Resorts Ltd.	3,756	593,486
XL Group PLC	11,675	359,823
Yahoo! Inc.(1)	14,620	484,799
		16,512,556
Total Common Stocks (Cost $30,091,921)		32,765,179

	Shares	Value
Preferred Stocks — 0.1%
Brazil — 0.1%
Companhia Energetica de Minas Gerais	2,413	20,948
		20,948
Total Preferred Stocks (Cost $21,590)		20,948

	Shares	Value
Exchange-Traded Funds — 1.5%
United States — 1.5%
iShares MSCI ACWI ETF	9,256	499,083
		499,083
Total Exchange-Traded Funds (Cost $477,036)		499,083

	Principal Amount	Value
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $306,000, due 10/1/2013(2)	$306,000	306,000
Total Repurchase Agreements (Cost $306,000)		306,000
Total Investments — 100.0% (Cost $30,896,547)		33,591,210
Other Liabilities, Net — 0.0%		(2,095)
Total Net Assets — 100.0%		$33,589,115

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	3/31/2014	$315,283

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$17,808,269	$14,956,910	*	$—	$32,765,179
Preferred Stocks	20,948	—		—	20,948
Exchange-Traded Funds	499,083	—		—	499,083
Repurchase Agreements	—	306,000		—	306,000

Total	$18,328,300	$15,262,910		$—	$33,591,210

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS China Fund

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 101.0%
Hong Kong — 7.6%
Bonjour Holdings Ltd.	1,264,000	$278,629
Galaxy Entertainment Group Ltd.(1)	35,000	245,946
Man Wah Holdings Ltd.	128,000	201,267
Melco International Development Ltd.	135,000	362,820
NagaCorp Ltd.	272,000	229,843
Samsonite International S.A.	60,600	169,422
Techtronic Industries Co.	71,000	185,085
Xinyi Glass Holdings Ltd.	305,000	282,139
		1,955,151
People’s Republic of China — 91.8%
Agricultural Bank of China Ltd., H shares	1,511,416	696,523
Angang Steel Co. Ltd., H shares(1)	242,000	144,531
Anhui Conch Cement Co. Ltd., H shares	113,136	363,166
Baidu, Inc., ADR(1)	1,930	299,497
Bank of China Ltd., H shares	2,753,000	1,254,480
Beijing Capital International Airport Co. Ltd., H shares	424,000	280,170
Beijing Enterprises Water Group Ltd.	450,000	187,166
China Communications Services Corp. Ltd., H shares	584,000	341,368
China Construction Bank Corp., H shares	2,774,000	2,141,427
China Datang Corp. Renewable Power Co. Ltd., H shares	1,368,000	257,863
China Huiyuan Juice Group Ltd.(1)	358,000	232,858
China Lesso Group Holdings Ltd.	342,000	211,976
China Life Insurance Co. Ltd., H shares	308,000	797,638
China Merchants Bank Co. Ltd., H shares	280,000	510,583
China Minsheng Banking Corp. Ltd., H shares	381,000	456,745
China Mobile Ltd.	110,000	1,239,164
China Modern Dairy Holdings Ltd.(1)	464,000	180,853
China Oilfield Services Ltd., H shares	182,000	457,228
China Overseas Land & Investment Ltd.	276,000	818,068
China Pacific Insurance (Group) Co. Ltd., H shares	125,400	448,548
China Petroleum & Chemical Corp., H shares	1,197,200	938,450
China Railway Construction Corp. Ltd., H shares	330,500	350,053
China Shenhua Energy Co. Ltd., H shares	72,500	221,755
China Shipping Development Co. Ltd., H shares(1)	336,000	177,455
China Unicom Hong Kong Ltd.	342,000	532,431
China Vanke Co. Ltd., Class B	173,800	316,749
CNOOC Ltd.	729,000	1,476,865
Great Wall Motor Co. Ltd., H shares	108,000	585,991
Haitong Securities Co. Ltd., H shares	174,400	260,671
Hilong Holding Ltd.	298,000	173,678
Industrial & Commercial Bank of China Ltd., H shares	1,348,000	942,198
Kingsoft Corp. Ltd.	117,000	277,580
Lenovo Group Ltd.	386,000	403,072
NetEase, Inc., ADR	3,120	226,543
NQ Mobile, Inc., ADR(1)	11,289	245,987
PetroChina Co. Ltd., H shares	540,000	593,624
PICC Property & Casualty Co. Ltd., H shares	306,000	415,422
Shenzhou International Group Holdings Ltd.	70,000	229,226
Shimao Property Holdings Ltd.	188,000	435,565
Sihuan Pharmaceutical Holdings Group Ltd.	413,000	280,647
SinoMedia Holding Ltd.	214,000	186,133
SouFun Holdings Ltd., ADR	6,113	315,675
TCL Communication Technology Holdings Ltd.	279,000	180,205
Tencent Holdings Ltd.	40,931	2,152,502
Weichai Power Co. Ltd., H shares	72,000	280,341
Xingda International Holdings Ltd.	550,000	261,886
		23,780,556
Singapore — 0.8%
Genting Hong Kong Ltd.(1)	511,000	209,668
		209,668

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS China Fund

September 30, 2013 (unaudited)	Shares	Value
Taiwan — 0.8%
Merida Industry Co. Ltd.	33,000	$214,234
		214,234
Total Common Stocks (Cost $24,216,262)		26,159,609

	Principal Amount	Value
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $219,000, due 10/1/2013(2)	$219,000	219,000
Total Repurchase Agreements (Cost $219,000)		219,000
Total Investments — 101.9% (Cost $24,435,262)		26,378,609
Other Liabilities, Net — (1.9)%		(483,876)
Total Net Assets — 100.0%		$25,894,733

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	3/31/2014	$225,202

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS China Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$1,087,703	$25,071,906	*	$—	$26,159,609
Repurchase Agreements	—	219,000		—	219,000

Total	$1,087,703	$25,290,906		$—	$26,378,609

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2012	$341,737
Change in unrealized appreciation/depreciation	(74,259)
Net realized gain/loss	138,971
Purchases	—
Sales	(406,449)
Transfers into/out of Level 3	—

Balance as of 9/30/2013	$—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Asset-backed Securities — 2.9%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.314% due 4/25/2033(1)	$382,847	$382,810
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(2)(3)	370,000	375,982
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	17,950	18,057
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(1)	149,898	148,805
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	1,998,987	2,146,651
Miramax LLC 2011-1A A 6.25% due 10/20/2021(2)(3)	1,216,971	1,264,718
Total Asset-backed Securities (Cost $4,166,599)		4,337,023

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.2%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	730,105	759,776
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	982,767	1,038,443
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	7,188	7,177
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	61,257	62,010
2006-19CB A15 6.00% due 8/25/2036	324,748	262,362
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	190,387	192,569
2003-11 A31 5.50% due 5/25/2033	514,740	536,678
2003-50 A1 5.00% due 11/25/2018	321,368	330,654
2003-J7 2A12 5.00% due 8/25/2033	403,247	412,161
2004-5 2A9 5.25% due 5/25/2034	575,746	591,507
FHLMC 1534 Z 5.00% due 6/15/2023	153,483	167,073
2663 VQ 5.00% due 6/15/2022	270,786	274,447
3227 PR 5.50% due 9/15/2035(3)	1,823,104	1,931,674
FNMA 2002-77 QG 5.50% due 12/25/2032	678,226	748,071
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	68,503	71,648

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	$368,599	$371,544
2005-A3 11A2 3.596% due 6/25/2035(1)	946,754	932,784
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.623% due 11/21/2034(1)	957,238	987,544
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	255,765	268,341
2003-5 2A1 5.00% due 6/25/2018	159,055	165,501
2003-7 4A33 5.25% due 9/25/2033(3)	756,264	783,864
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.534% due 2/25/2035(1)	361,606	361,847
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	646,162	664,990
2004-2 A3 5.25% due 11/25/2019	110,329	114,802
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	96,351	98,562
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	211,173	216,780
2005-S3 A1 4.75% due 3/25/2020	479,971	488,960
2006-S3 A7 5.50% due 3/25/2036	354,398	312,111
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.548% due 5/25/2034(1)	962,497	957,086
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	984,991	1,017,122
2004-21XS 2A6A 4.74% due 12/25/2034(1)	158,992	161,026
2005-1 4A1 5.00% due 2/25/2020	223,683	228,183
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034	399,704	419,233
2004-6 A4 5.50% due 6/25/2034	188,915	199,310
2004-Y 3A1 2.698% due 11/25/2034(1)	427,662	431,398
2005-2 2A1 4.75% due 4/25/2020(3)	220,618	227,403
2005-AR12 2A6 2.641% due 6/25/2035(1)(3)	829,476	840,495
2006-1 A3 5.00% due 3/25/2021	306,009	313,574
2006-7 1A1 5.25% due 6/25/2021	73,403	75,301
2007-13 A7 6.00% due 9/25/2037	324,418	311,941
Total Collateralized Mortgage Obligations (Cost $18,085,313)		18,335,952

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 7.7%
Building Materials — 0.4%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/29/2020(1)	$300,000	$298,275
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/25/2020(1)	375,000	374,666
		672,941
Entertainment — 0.4%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	600,000	596,814
		596,814
Food And Beverage — 1.0%
Del Monte Food Co. Term Loan 4.00% due 3/8/2018(1)	300,000	298,575
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(1)	748,125	747,609
Pinnacle Foods Finance LLC Incremental Term Loan H 3.25% due 4/29/2020(1)	400,000	395,400
		1,441,584
Gaming — 1.4%
Bally Technologies, Inc. Term Loan B 4.25% due 8/31/2020(1)	400,000	399,376
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	750,000	746,130
Scientific Games International, Inc. New Term Loan B 4.25% due 5/22/2020(1)	1,000,000	991,250
		2,136,756
Healthcare — 0.7%
Fresenius Medical Care Holdings, Inc. USD Term Loan A 2.016% due 10/26/2017(1)	784,615	783,439
IMS Health, Inc. USD Term Loan B1 3.75% due 9/1/2017(1)	240,945	240,542
		1,023,981
Lodging — 0.3%
Hilton Worldwide Finance LLC USD Term Loan B2 4.00% due 9/23/2020(1)	450,000	449,181
		449,181
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.00% due 7/17/2020(1)	300,000	300,375
		300,375

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Pharmaceuticals — 2.0%
Amgen, Inc. Term Loan 1.248% due 9/18/2018(1)	$800,000	$797,000
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(1)	486,233	488,105
RPI Finance Trust New Term Loan Tranche 1 3.25% due 11/9/2016(1)	1,451,324	1,456,143
New Term Loan Tranche 2 3.50% due 5/9/2018(1)	197,638	198,317
		2,939,565
Refining — 0.3%
Tesoro Corp. Term Loan B 2.511% due 1/29/2016(1)	398,000	397,753
		397,753
Supermarkets — 0.2%
Albertson’s LLC Incremental Term Loan B2 4.75% due 3/21/2019(1)	300,000	298,314
		298,314
Wireless — 0.8%
Crown Castle International Corp. New Term Loan 3.25% due 1/31/2019(1)	1,000,000	986,880
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	300,000	298,500
		1,285,380
Total Senior Secured Loans (Cost $11,571,842)		11,542,644

	Principal Amount	Value
Commercial Mortgage-backed Securities — 20.3%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)	800,000	863,204
2006-2 A4 5.924% due 5/10/2045(1)	927,000	1,016,409
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4 5.405% due 12/11/2040(1)(3)	1,300,000	1,388,426
2005-PW10 AM 5.449% due 12/11/2040(1)(3)	810,000	867,994
CGRBS Commercial Mortgage Trust 2013-VN05 TH 3.369% due 3/15/2035	1,000,000	955,655
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	112,282	112,759
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(3)	1,511,000	1,663,260
2013-375P 3.634% due 5/11/2035(3)	900,000	837,601

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Commercial Mortgage Trust 2012-CR4 AM 3.251% due 10/15/2045(3)	$800,000	$757,801
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(2)(3)	1,500,000	1,696,595
CS Commercial Mortgage Trust 2006-C3 A3 5.993% due 6/15/2038(1)	791,727	866,216
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(3)	335,000	357,611
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(2)(3)	500,000	553,558
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)	1,463,855	1,459,156
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.458% due 3/10/2044(1)(3)	1,100,000	1,182,300
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(3)	572,000	607,988
Irvine Core Office Trust 2013-IRV B 3.279% due 5/15/2048(1)(2)	560,000	510,062
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)(3)	1,000,000	1,058,927
2005-LDP5 A4 5.368% due 12/15/2044(1)(3)	1,290,000	1,382,558
2006-LDP7 AM 6.056% due 4/15/2045(1)	960,000	1,054,776
2011-PLSD A2 3.364% due 11/13/2044(2)(3)	1,550,000	1,627,264
2012-HSBC A 3.093% due 7/5/2032(2)(3)	1,150,000	1,109,572
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(3)	455,000	497,454
Morgan Stanley Capital I Trust 2005-HQ7 AAB 5.355% due 11/14/2042(1)(3)	250,476	250,393
2005-IQ10 A4A 5.23% due 9/15/2042(1)(3)	1,693,126	1,792,338
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(3)	560,000	581,678
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)	1,150,000	1,063,311
SBA Tower Trust 2.24% due 4/15/2043(2)	500,000	493,064
4.254% due 4/15/2040(2)(3)	1,660,000	1,691,105
VNO Mortgage Trust 2012-6AVE A 2.996% due 11/15/2030(2)(3)	575,000	541,059
2012-6AVE B 3.298% due 11/15/2030(2)(3)	575,000	537,563
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041(3)	358,137	359,626

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
2005-C18 A4 4.935% due 4/15/2042(3)	$705,000	$736,835
Total Commercial Mortgage-backed Securities (Cost $30,473,252)		30,474,118

	Principal Amount	Value
Corporate Bonds — 45.2%
Aerospace & Defense — 0.4%
Northrop Grumman Space 7.75% due 6/1/2029	150,000	184,180
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	400,000	427,313
		611,493
Automotive — 1.2%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	528,201
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	250,000	249,678
8.00% due 6/1/2014	650,000	679,936
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(2)	350,000	369,215
		1,827,030
Banking — 11.4%
Ally Financial, Inc. 4.50% due 2/11/2014	350,000	353,189
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022	850,000	949,503
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	1,600,000	1,735,307
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016	1,500,000	1,506,820
4.50% due 1/14/2022	400,000	419,213
6.125% due 11/21/2017	350,000	402,493
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	395,577
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	471,224
Fifth Third Capital Trust IV 6.50% due 4/15/2037(1)	350,000	348,250
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	473,924
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	600,000	589,863
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023	300,000	272,059
Sr. Nt. 3.45% due 3/1/2016	400,000	421,188
Sub. Nt. 5.15% due 10/1/2015	400,000	430,431
Lloyds Bank PLC 5.80% due 1/13/2020(2)	350,000	399,075

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(2)	$1,000,000	$1,005,220
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	300,000	289,210
5.95% due 12/28/2017(3)	1,325,000	1,499,076
Rabobank Nederland 3.95% due 11/9/2022	400,000	383,786
Regions Bank Sub. Nt. 7.50% due 5/15/2018(3)	500,000	588,057
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	400,000	402,968
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)	600,000	564,389
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	680,000	749,051
Sr. Nt. 5.75% due 1/24/2022	500,000	554,322
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(3)	1,300,000	1,299,135
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020	400,000	447,150
USB Realty Corp. Jr. Sub. Nt. 1.415% due 1/15/2017(1)(2)(4)	250,000	212,500
		17,162,980
Brokerage — 0.5%
KKR Group Finance Co. 6.375% due 9/29/2020(2)	600,000	681,546
		681,546
Building Materials — 0.6%
CRH America, Inc. 6.00% due 9/30/2016	350,000	393,785
Owens Corning, Inc. 4.20% due 12/15/2022	500,000	487,771
		881,556
Chemicals — 1.9%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	500,000	486,530
Celanese US Holdings LLC 5.875% due 6/15/2021(3)	750,000	783,750
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041	400,000	429,268
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	110,336
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019	700,000	770,522
NOVA Chemicals Corp. Sr. Nt. 5.25% due 8/1/2023(2)	250,000	250,625
		2,831,031

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Diversified Manufacturing — 0.7%
ABB Finance USA, Inc. 2.875% due 5/8/2022	$500,000	$482,841
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	236,874
United Technologies Corp. Sr. Nt. 4.50% due 6/1/2042	400,000	388,560
		1,108,275
Electric — 1.5%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035	300,000	314,038
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	300,000	320,138
Nevada Power Co. 6.65% due 4/1/2036	250,000	309,158
PPL Electric Utilities Corp. 6.25% due 5/15/2039	400,000	490,257
Union Electric Co. Sr. Sec. Nt. 3.90% due 9/15/2042	500,000	444,889
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	309,673
		2,188,153
Energy - Integrated — 0.5%
BP Capital Markets PLC 4.50% due 10/1/2020	375,000	405,158
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	349,606
		754,764
Entertainment — 0.3%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	430,210
		430,210
Food And Beverage — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(3)	800,000	691,837
Constellation Brands, Inc. 4.25% due 5/1/2023	700,000	642,250
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	331,980
		1,666,067
Gaming — 0.1%
Seminole Indian Tribe of Florida, Inc. Sr. Sec. Nt. 5.798% due 10/1/2013(2)	105,000	105,000
		105,000
Government Related — 1.8%
Abu Dhabi National Energy Co. Sr. Nt. 3.625% due 1/12/2023(2)	400,000	373,000
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	533,475	583,515

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(2)	$250,000	$258,642
Petrobras International Finance Co. 5.875% due 3/1/2018(3)	800,000	857,082
Ras Laffan Liquefied Natural Gas Co. Ltd. III Sr. Sec. Nt. 6.75% due 9/30/2019(2)	550,000	642,125
		2,714,364
Health Insurance — 0.1%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	125,000	151,014
		151,014
Healthcare — 0.7%
Amsurg Corp. 5.625% due 11/30/2020	500,000	500,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	207,079
Fresenius Medical Care US Finance, Inc. 6.875% due 7/15/2017	300,000	333,000
		1,040,079
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(3)	750,000	766,875
		766,875
Independent Energy — 3.3%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(3)	1,000,000	1,122,880
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	500,000	505,000
Chesapeake Energy Corp. 7.25% due 12/15/2018	650,000	736,125
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	650,000	668,245
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022(2)	720,000	702,000
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	800,000	745,357
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	421,000
		4,900,607
Industrial - Other — 0.3%
URS Corp. 5.50% due 4/1/2022(2)	500,000	503,081
		503,081
Insurance - Life — 1.2%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	250,000	284,269
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2036	125,000	126,250

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	$300,000	$371,478
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)	300,000	322,117
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)	300,000	371,265
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(2)	300,000	333,012
		1,808,391
Insurance P&C — 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	400,000	443,460
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	500,000	475,151
ZFS Finance USA Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	300,000	316,500
		1,235,111
Media Cable — 0.8%
Comcast Corp. 6.45% due 3/15/2037	250,000	298,477
Time Warner Cable, Inc. 5.85% due 5/1/2017(3)	550,000	598,118
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	300,000	312,375
		1,208,970
Metals And Mining — 1.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	487,746
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(2)	400,000	412,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	450,000	413,865
Steel Dynamics, Inc. 5.25% due 4/15/2023(2)	250,000	235,625
Vale Overseas Ltd. 6.25% due 1/23/2017	300,000	336,281
		1,885,517
Non Captive Consumer — 0.5%
SLM Corp. Sr. Nt. 6.25% due 1/25/2016	650,000	692,250
		692,250
Non Captive Diversified — 1.6%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(2)	800,000	828,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032	200,000	238,560
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	950,000	879,487
4.875% due 4/1/2015	400,000	413,703
		2,359,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Oil Field Services — 1.3%
Nabors Industries, Inc. 4.625% due 9/15/2021(3)	$750,000	$753,838
Transocean, Inc. 6.00% due 3/15/2018(3)	500,000	563,383
Weatherford Bermuda 5.125% due 9/15/2020	350,000	364,890
6.50% due 8/1/2036	250,000	250,506
		1,932,617
Packaging — 0.9%
Ball Corp. 5.00% due 3/15/2022(3)	900,000	873,000
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	500,000	487,500
		1,360,500
Paper — 1.0%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	749,747
Rock Tenn Co. 4.90% due 3/1/2022(3)	800,000	826,857
		1,576,604
Pharmaceuticals — 0.6%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(3)	850,000	910,520
		910,520
Pipelines — 2.0%
Atlas Pipeline Partners LP 4.75% due 11/15/2021(2)(3)	560,000	506,100
Boardwalk Pipelines LLC 5.75% due 9/15/2019	400,000	444,788
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	424,592
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(3)	500,000	446,552
Enterprise Products Operating LLC 8.375% due 8/1/2066(1)	400,000	441,500
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(3)	750,000	808,686
		3,072,218
Railroads — 0.3%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	400,000	381,791
		381,791
REITs — 1.3%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	300,000	308,730
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(3)	1,000,000	1,079,390

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
ProLogis LP 6.875% due 3/15/2020	$145,000	$170,953
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021	400,000	416,099
		1,975,172
Technology — 0.7%
Apple, Inc. Sr. Nt. 3.85% due 5/4/2043(3)	500,000	418,976
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(2)(3)	620,000	652,550
		1,071,526
Transportation Services — 0.3%
Sydney Airport Finance Co. Pty Ltd. Sr. Sec. Nt. 3.90% due 3/22/2023(2)	400,000	381,412
		381,412
Wireless — 1.0%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019	700,000	761,059
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016(3)	648,000	686,880
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037	100,000	109,301
		1,557,240
Wirelines — 2.7%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	300,000	324,230
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030	250,000	346,422
Orange S.A. Sr. Nt. 8.75% due 3/1/2031	115,000	153,059
Qwest Communications International, Inc. 7.125% due 4/1/2018(3)	500,000	518,750
Telecom Italia Capital S.A. 5.25% due 11/15/2013 - 10/1/2015	450,000	459,108
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	350,000	385,370
6.55% due 9/15/2043	1,600,000	1,806,299
		3,993,238
Total Corporate Bonds (Cost $66,141,130)		67,726,952

	Principal Amount	Value
Hybrid ARMS — 0.2%
FNMA 2.44% due 8/1/2046(1)	74,710	78,211
2.693% due 12/1/2036(1)(3)	159,714	169,507
Total Hybrid ARMS (Cost $235,779)		247,718

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Mortgage Pass-through Securities — 11.1%
FHLMC
4.00% due 12/1/2040	$2,899,647	$3,032,180
5.50% due 6/1/2038	183,870	198,836
7.00% due 9/1/2038	52,868	60,817
FNMA
3.00% due 12/1/2043(5)	5,450,000	5,323,969
3.50% due 11/1/2042	7,603	7,746
3.50% due 12/1/2043(5)	1,910,000	1,944,320
4.00% due 9/1/2040	480,125	503,801
4.50% due 12/1/2043(5)	1,900,000	2,029,141
5.00% due 12/1/2034 - 12/1/2039	1,962,403	2,128,390
5.50% due 4/1/2022 - 1/1/2038(3)	928,058	1,009,613
6.00% due 8/1/2021	117,324	130,039
6.50% due 7/1/2014	2,242	2,247
7.00% due 9/1/2014 - 6/1/2032	77,345	86,499
7.50% due 12/1/2029 - 2/1/2031	88,870	102,799
8.00% due 6/1/2030 - 9/1/2030	36,852	43,467
GNMA 6.00% due 12/15/2033	61,074	68,258
Total Mortgage Pass-through Securities (Cost $16,014,417)		16,672,122

	Principal Amount	Value
Municipal Bonds — 2.0%
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality Ser. A 5.00% due 10/1/2027	300,000	330,858
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	400,000	435,664
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	341,043
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	655,926
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	378,151
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	300,000	345,264
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	461,744
Total Municipal Bonds (Cost $2,687,003)		2,948,650

	Principal Amount	Value
U.S. Government Securities — 2.5%
U.S. Treasury Bonds 2.875% due 5/15/2043	330,000	280,088
U.S. Treasury Notes 0.875% due 12/31/2016	3,500,000	3,512,033
Total U.S. Government Securities (Cost $3,779,479)		3,792,121

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $9,211,000, due 10/1/2013(6)	$9,211,000	$9,211,000
Total Repurchase Agreements (Cost $9,211,000)		9,211,000
Total Investments — 110.3% (Cost $162,365,814)		165,288,300
Other Liabilities, Net — (10.3)%		(15,397,191)
Total Net Assets — 100.0%		$149,891,109

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2013.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $27,177,554, representing 18.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	TBA - To be announced.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	3/31/2014	$9,397,906

The table below presents futures contracts as of September 30, 2013:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	80	12/31/2013	$9,684	$99,093

At September 30, 2013, the Fund had entered into the following open option contract:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Depreciation
60	30 YR U.S. Treasury Note, strike @ $137	November 2013	$41,039	$(42,188)	$(1,149)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

Transactions in options written for the nine months ended September 30, 2013:

unaudited	Contracts	Premiums
Options outstanding, December 31, 2012	—	$—
Options written	210	114,102
Options terminated in closing transactions	(150)	(73,063)
Options exercised	—	—
Options expired	—	—

Options outstanding, September 30, 2013	60	$41,039

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-backed Securities	$—	$4,337,023	$—	$4,337,023
Collateralized Mortgage Obligations	—	18,335,952	—	18,335,952
Senior Secured Loans	—	11,542,644	—	11,542,644
Commercial Mortgage-backed Securities	—	30,474,118	—	30,474,118
Corporate Bonds	—	67,726,952	—	67,726,952
Hybrid ARMS	—	247,718	—	247,718
Mortgage Pass-through Securities	—	16,672,122	—	16,672,122
Municipal Bonds	—	2,948,650	—	2,948,650
U.S. Government Securities	—	3,792,121	—	3,792,121
Repurchase Agreements	—	9,211,000	—	9,211,000
Other Financial Intruments:
Financial Futures Contracts	99,093	—	—	99,093
Written Call Options	(42,188)	—	—	(42,188)

Total	$56,905	$165,288,300	$—	$165,345,205

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Asset-backed Securities — 12.5%
Ally Auto Receivables Trust 2012-SN1 A4 0.70% due 12/21/2015	$6,300,000	$6,304,164
Ally Master Owner Trust 2011-1 A2 2.15% due 1/15/2016	7,825,000	7,859,250
2012-1 A2 1.44% due 2/15/2017	3,900,000	3,933,833
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(1)	14,500,000	14,519,125
2013-1 A 0.602% due 2/16/2021(1)(2)	13,200,000	13,200,000
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.314% due 4/25/2033(2)	87,069	87,060
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	12,275,000	12,473,450
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	4,500,000	4,487,319
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017	6,300,000	6,280,483
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	45,131	45,402
Citibank Credit Card Issuance Trust 2004-A8 A8 4.90% due 12/12/2016	2,698,000	2,840,638
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	112,343	111,524
CNH Equipment Trust 2011-B A3 0.91% due 8/15/2016	3,103,630	3,110,567
2012-D A3 0.65% due 4/16/2018(1)	8,500,000	8,490,047
Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	6,200,000	6,178,226
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	6,379,933	6,380,418
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.882% due 2/15/2017(2)(3)	6,015,000	6,125,405
GE Capital Credit Card Master Note Trust 2012-1 A 1.03% due 1/15/2018	5,000,000	5,015,035
2012-6 A 1.36% due 8/17/2020(1)	16,805,000	16,620,481
GE Equipment Transportation LLC 2012-1 A3 0.99% due 11/23/2015	6,500,000	6,511,076
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	6,500,000	6,505,597
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)(3)	8,200,000	8,642,447
Honda Auto Receivables Owner Trust 2010-3 A4 0.94% due 12/21/2016	511,245	511,748

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(3)	$5,247,374	$5,260,408
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016	5,000,000	5,024,615
Miramax LLC 2011-1A A 6.25% due 10/20/2021(3)	10,108,714	10,505,320
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,560,000	2,558,817
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	18,298
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015(1)	8,200,000	8,222,681
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	4,521,447	4,532,439
Total Asset-backed Securities (Cost $182,315,270)		182,355,873

	Principal Amount	Value
Collateralized Mortgage Obligations — 16.2%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	1,794,050	1,895,689
2005-D A1 2.666% due 5/25/2035(2)	4,997,394	5,062,305
Banc of America Mortgage Securities, Inc. 2003-J 2A2 3.178% due 11/25/2033(2)	1,849,711	1,859,655
Bear Stearns ALT-A Trust 2003-3 2A 2.592% due 10/25/2033(2)	6,236,936	6,227,076
2004-4 A1 0.779% due 6/25/2034(2)	4,746,398	4,390,850
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	22,680	22,645
Chase Mortgage Finance Corp. 2007-A1 2A1 2.717% due 2/25/2037(2)	2,779,383	2,785,506
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	89,846	90,951
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033	2,267,329	2,363,958
2003-50 A1 5.00% due 11/25/2018	3,643,842	3,749,131
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033	1,028,009	1,057,679
2003-23 2A8 4.50% due 10/25/2018	592,472	595,759
2003-8 2A1 5.00% due 4/25/2018	421,884	431,311
2004-5 5A1 5.00% due 8/25/2019	920,572	940,696
2004-AR5 3A1 2.591% due 6/25/2034(2)	5,966,323	5,950,804

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
2004-AR5 6A1 2.621% due 6/25/2034(2)	$10,259,344	$10,252,686
2004-AR7 4A1 2.592% due 11/25/2034(2)	6,265,816	6,347,303
FHLMC 1534 Z 5.00% due 6/15/2023	64,152	69,833
20 H 5.50% due 10/25/2023	34,262	37,531
4068 HA 3.00% due 10/15/2041	12,506,470	10,929,754
4105 WA 3.00% due 2/15/2041	4,755,954	4,355,119
4149 ZG 3.00% due 1/15/2033	7,171,332	6,610,059
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	398,463	406,445
FNMA 2003-63 GU 4.00% due 7/25/2033	254	255
2012-113 WA 3.00% due 3/25/2042	509,486	509,842
2012-113 ZU 3.50% due 10/25/2042	2,609,820	2,437,646
2013-20 CK 2.50% due 3/25/2043	14,656,137	13,056,933
2013-27 UA 3.00% due 12/25/2042	13,282,093	12,387,890
2013-31 NQ 3.00% due 4/25/2043	11,526,955	10,757,554
2013-32 ZM 3.00% due 4/25/2043	855,342	849,326
2013-45 ZM 4.00% due 5/25/2043	4,017,114	4,037,259
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	1,600,517	1,648,521
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	1,171,889	1,207,560
2004-S2 1A3 4.75% due 11/25/2019	667,267	672,597
2005-A1 3A1 4.056% due 2/25/2035(2)	2,910,135	2,931,154
2005-A1 6T1 4.058% due 2/25/2035(2)	908,311	914,706
2006-A2 5A1 2.753% due 11/25/2033(2)	3,490,219	3,473,260
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.673% due 4/21/2034(2)	3,816,785	3,902,910
2004-13 3A7 2.623% due 11/21/2034(2)	8,040,454	8,295,015
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	989,920	990,959
2003-5 2A1 5.00% due 6/25/2018	368,078	382,995
2003-9 5A2 4.75% due 10/25/2018	4,506,462	4,609,075
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.534% due 2/25/2035(2)	11,788,101	11,795,952
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	777,145	790,316

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
2004-7AR 2A1 2.471% due 9/25/2034(2)	$8,158,231	$7,973,333
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	1,346,902	1,386,146
2004-2 A2 4.75% due 11/25/2019	598,166	620,321
2004-2 A3 5.25% due 11/25/2019	387,214	402,914
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	15,981	16,348
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	1,462,493	1,441,392
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	1,224,200	1,250,276
2005-S1 2A1 4.75% due 2/25/2020	675,646	693,586
2005-S3 A1 4.75% due 3/25/2020	1,747,502	1,780,231
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.54% due 6/25/2034(2)	8,576,247	8,753,544
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	2,135,748	2,168,818
2004-21XS 2A6A 4.74% due 12/25/2034(2)	824,514	835,063
2004-3 3A1 5.50% due 3/25/2019	1,245,724	1,280,472
2005-1 4A1 5.00% due 2/25/2020	905,822	924,045
Thornburg Mortgage Securities Trust 2004-4 3A 2.23% due 12/25/2044(2)	9,173,685	9,089,819
Wells Fargo Mortgage Backed Securities Trust 2003-J 1A9 2.649% due 10/25/2033(2)	2,458,951	2,469,197
2003-J 2A1 2.696% due 10/25/2033(2)	733,276	736,121
2003-N 2A1 4.529% due 12/25/2033(2)	1,637,724	1,664,306
2004-M A7 2.615% due 8/25/2034(2)	5,654,829	5,808,612
2004-O A1 4.964% due 8/25/2034(2)	3,560,130	3,632,664
2004-Z 2A2 2.624% due 12/25/2034(2)	2,940,559	2,969,018
2005-1 1A1 4.75% due 1/25/2020	464,247	482,875
2005-2 2A1 4.75% due 4/25/2020	324,438	334,416
2005-AR10 2A6 2.636% due 6/25/2035(2)	6,748,413	6,817,753
2005-AR12 2A5 2.641% due 6/25/2035(2)	5,531,883	5,637,077
2005-AR12 2A6 2.641% due 6/25/2035(2)	6,164,329	6,246,216
2006-7 1A1 5.25% due 6/25/2021	232,270	238,275
Total Collateralized Mortgage Obligations (Cost $242,960,636)		237,737,308

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 10.1%
Building Materials — 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	$4,250,000	$4,213,875
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/25/2020(2)	3,450,000	3,446,929
		7,660,804
Consumer Products — 0.5%
Bombardier Recreational Products, Inc. New Term Loan 4.00% due 1/30/2019(2)	3,400,000	3,390,888
New Term Loan B 4.00% due 1/30/2019(2)	3,394,286	3,385,189
		6,776,077
Entertainment — 0.8%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	7,050,000	6,983,941
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	5,250,000	5,222,123
		12,206,064
Food And Beverage — 0.8%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	7,296,750	7,291,715
Pinnacle Foods Finance LLC Incremental Term Loan H 3.25% due 4/29/2020(2)	3,900,000	3,855,150
		11,146,865
Gaming — 1.9%
Bally Technologies, Inc. Term Loan B 4.25% due 8/31/2020(2)	5,200,000	5,191,888
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	5,100,000	5,085,975
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	7,087,186	7,050,616
Pinnacle Entertainment, Inc. Term Loan B1 3.75% due 8/15/2016(2)	3,858,750	3,869,362
Scientific Games International, Inc. New Term Loan B 4.25% due 5/22/2020(2)	6,000,000	5,947,500
		27,145,341
Healthcare — 1.9%
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(2)	6,112,104	6,125,857
Fresenius Medical Care Holdings, Inc. USD Term Loan A 2.016% due 10/26/2017(2)	4,017,308	4,011,282
Fresenius SE & Co. KGaA USD Term Loan B 2.248% due 8/7/2019(2)	9,000,000	8,975,250

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Hologic, Inc. New Term Loan B 3.75% due 8/1/2019(2)	$3,927,935	$3,927,227
IMS Health, Inc. USD Term Loan B1 3.75% due 9/1/2017(2)	4,429,607	4,422,210
		27,461,826
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 4.00% due 9/23/2020(2)	2,000,000	1,996,360
		1,996,360
Media Noncable — 0.2%
Tribune Co. Exit Term Loan 4.00% due 12/31/2019(2)	3,473,750	3,470,137
		3,470,137
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.00% due 7/17/2020(2)	2,800,000	2,803,500
		2,803,500
Pharmaceuticals — 1.5%
Amgen, Inc. Term Loan 1.248% due 9/18/2018(2)	9,000,000	8,966,250
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(2)	4,657,714	4,675,646
RP Select Finance Trust Term Loan A 2.248% due 8/9/2016(2)	4,397,224	4,383,505
RPI Finance Trust New Term Loan Tranche 2 3.50% due 5/9/2018(2)	3,897,914	3,911,323
		21,936,724
Refining — 0.5%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	2,115,178	2,152,194
Tesoro Corp. Term Loan B 2.511% due 1/29/2016(2)	4,477,500	4,474,724
		6,626,918
Retailers — 0.3%
The Neiman Marcus Group, Inc. Extended Term Loan 4.00% due 5/16/2018(2)	4,276,927	4,270,426
		4,270,426
Supermarkets — 0.2%
Albertson’s LLC Incremental Term Loan B2 4.75% due 3/21/2019(2)	3,500,000	3,480,330
		3,480,330

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Wireless — 0.7%
Crown Castle International Corp. New Term Loan 3.25% due 1/31/2019(2)	$7,671,541	$7,570,890
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	2,800,000	2,786,000
		10,356,890
Total Senior Secured Loans (Cost $147,764,181)		147,338,262

	Principal Amount	Value
Commercial Mortgage-backed Securities — 22.0%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,825,070
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(2)	255,000	275,146
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	10,000,000	10,582,090
2005-5 A4 5.115% due 10/10/2045(1)(2)	14,429,000	15,427,963
2005-6 A4 5.358% due 9/10/2047(2)	10,540,000	11,280,013
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A4 4.715% due 2/11/2041	1,554,500	1,562,450
2005-PW10 A4 5.405% due 12/11/2040(1)(2)	14,110,000	15,069,762
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	145,008	145,624
Citigroup Commercial Mortgage Trust 2004-C1 A4 5.605% due 4/15/2040(1)(2)	6,574,786	6,674,308
2006-C5 A4 5.431% due 10/15/2049(1)	13,115,000	14,436,572
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4 5.393% due 7/15/2044(1)(2)	9,710,000	10,350,918
2006-CD3 A5 5.617% due 10/15/2048	10,500,000	11,515,885
Commercial Mortgage Pass-Through Certificates 2005-LP5 A4 4.982% due 5/10/2043(2)	4,810,000	5,052,939
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(3)	3,650,000	3,722,704
4.523% due 1/15/2035(3)	2,750,000	2,852,941
CS Commercial Mortgage Trust 2006-C3 A3 5.993% due 6/15/2038(2)	12,915,051	14,130,151
CS First Boston Mortgage Securities Corp. 1997-C2 F 7.46% due 1/17/2035(2)	299,880	301,284
2004-C2 A2 5.416% due 5/15/2036(1)(2)	10,768,000	10,819,030
GE Capital Commercial Mortgage Corp. 2004-C1 A3 4.596% due 11/10/2038	83,639	83,624

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	$6,325,000	$6,544,585
2005-LDP1 A4 5.038% due 3/15/2046(2)	7,420,000	7,713,713
2005-LDP5 A4 5.368% due 12/15/2044(2)	5,085,000	5,449,849
2005-LDP5 AM 5.41% due 12/15/2044(2)	2,420,000	2,617,477
2006-CB14 A4 5.481% due 12/12/2044(2)	5,000,000	5,377,745
2006-LDP7 AM 6.056% due 4/15/2045(2)	6,400,000	7,031,840
2007-CB18 A4 5.44% due 6/12/2047	15,220,000	16,813,838
LB UBS Commercial Mortgage Trust 2006-C1 A4 5.156% due 2/15/2031	3,920,000	4,214,890
2006-C6 A4 5.372% due 9/15/2039	11,250,000	12,368,947
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(2)	6,114,095	6,260,619
2005-LC1 A4 5.291% due 1/12/2044(2)	2,852,938	3,048,313
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048	8,500,000	8,369,993
Morgan Stanley Capital I Trust 2005-HQ5 A4 5.168% due 1/14/2042	4,725,000	4,894,850
2005-HQ7 AAB 5.355% due 11/14/2042(2)	209,231	209,162
2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	11,809,552	12,501,557
2006-HQ8 A4 5.597% due 3/12/2044(2)	9,500,000	10,212,576
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	16,600,000	16,277,097
SBA Tower Trust 2.24% due 4/15/2043(3)	13,000,000	12,819,664
2.933% due 12/15/2042(3)	5,000,000	5,037,660
TIAA CMBS Trust 2001-C1A H 5.77% due 6/19/2033(3)	1,807,190	1,826,310
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	1,205,919	1,210,933
2004-C11 A5 5.215% due 1/15/2041(2)	4,037,778	4,074,114
2005-C18 A4 4.935% due 4/15/2042	4,500,000	4,703,202
2005-C21 A4 5.414% due 10/15/2044(2)	4,900,694	5,210,785
2006-C29 A4 5.308% due 11/15/2048	15,270,000	16,799,657
Total Commercial Mortgage-backed Securities (Cost $331,474,031)		322,697,850

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Corporate Bonds — 35.3%
Aerospace & Defense — 0.6%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	$3,250,000	$3,371,875
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	4,600,000	4,914,097
		8,285,972
Automotive — 1.6%
Banque PSA Finance S.A. Sr. Nt. 3.375% due 4/4/2014(3)	3,000,000	3,018,300
Daimler Finance North America LLC 1.875% due 9/15/2014(3)	4,000,000	4,042,740
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	2,600,000	2,599,732
2.75% due 5/15/2015	4,000,000	4,091,512
7.00% due 10/1/2013	1,500,000	1,500,000
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(3)	3,000,000	3,030,810
Volkswagen International Finance N.V. 1.625% due 3/22/2015(3)	4,500,000	4,557,789
		22,840,883
Banking — 9.5%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	3,500,000	3,541,499
Ally Financial, Inc. 3.125% due 1/15/2016	2,000,000	2,006,432
4.50% due 2/11/2014	4,500,000	4,540,995
Amsouth Bank Sub. Nt. 5.20% due 4/1/2015	3,000,000	3,159,738
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	6,500,000	6,826,222
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	4,500,000	4,998,573
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	3,000,000	2,984,889
2.125% due 7/15/2014	2,400,000	2,426,602
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	8,500,000	8,493,506
Sub. Nt. 5.00% due 9/15/2014	1,500,000	1,556,540
Credit Agricole S.A. 1.625% due 4/15/2016(3)	4,500,000	4,516,650
Fifth Third Capital Trust IV 6.50% due 4/15/2067(2)	4,500,000	4,477,500
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(3)	4,400,000	4,446,420
Intesa Sanpaolo SpA Sr. Nt. 3.125% due 1/15/2016	9,000,000	8,986,950
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015	4,000,000	4,007,656

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	$4,750,000	$4,925,180
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	4,700,000	4,722,663
3.45% due 11/2/2015	3,750,000	3,887,100
National Bank of Canada 1.50% due 6/26/2015	3,500,000	3,547,789
Regions Bank Sub. Nt. 7.50% due 5/15/2018	4,500,000	5,292,517
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	4,500,000	4,551,408
Royal Bank of Scotland Group PLC Sr. Nt. 2.55% due 9/18/2015	4,500,000	4,596,570
Royal Bank of Scotland PLC 3.25% due 1/11/2014	4,500,000	4,529,250
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	4,500,000	4,668,651
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.90% due 1/12/2015(3)	4,500,000	4,557,204
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,856,363
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015	2,700,000	2,724,246
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015	2,500,000	2,518,155
3.30% due 5/3/2015	6,750,000	6,979,750
U.S. Bancorp Sr. Nt. 2.875% due 11/20/2014	3,500,000	3,599,032
Jr. Sub. Nt. 3.442% due 2/1/2016	5,000,000	5,225,475
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	892,612
		139,044,137
Brokerage — 1.3%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(1)	5,000,000	5,325,000
Jefferies Group, Inc. Sr. Nt. 3.875% due 11/9/2015	6,000,000	6,252,504
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	7,000,000	7,021,154
		18,598,658
Building Materials — 0.3%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	4,500,000	5,085,000
		5,085,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Chemicals — 1.2%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	$4,325,000	$4,325,000
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	2,700,000	2,733,750
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014	5,600,000	5,707,089
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(3)	4,500,000	4,699,800
		17,465,639
Construction Machinery — 0.2%
CNH Capital LLC 3.875% due 11/1/2015	2,750,000	2,832,500
		2,832,500
Consumer Cyclical Services — 0.3%
ADT Corp. Sr. Nt. 2.25% due 7/15/2017	4,500,000	4,297,621
		4,297,621
Diversified Manufacturing — 0.6%
Eaton Corp. 0.95% due 11/2/2015(3)	2,600,000	2,600,283
Pentair Finance S.A. 1.35% due 12/1/2015	1,750,000	1,756,522
1.875% due 9/15/2017	3,750,000	3,686,003
		8,042,808
Electric — 1.3%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	1,800,000	1,908,000
FirstEnergy Corp. Sr. Nt. 2.75% due 3/15/2018	2,400,000	2,334,156
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	2,750,000	2,970,000
PPL Energy Supply LLC Sr. Nt. Ser. A 5.70% due 10/15/2035	3,195,000	3,398,144
The AES Corp. Sr. Nt. 7.75% due 3/1/2014	2,131,000	2,178,948
The Dayton Power & Light Co. 1.875% due 9/15/2016(3)	5,800,000	5,845,130
		18,634,378
Energy - Integrated — 0.3%
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	4,600,000	4,766,120
		4,766,120
Entertainment — 0.3%
Time Warner, Inc. 3.15% due 7/15/2015	4,500,000	4,684,014
		4,684,014

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Food And Beverage — 0.9%
General Mills, Inc. Sr. Nt. 1.55% due 5/16/2014	$2,750,000	$2,767,924
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	5,000,000	5,187,375
SABMiller Holdings, Inc. 1.85% due 1/15/2015(3)	5,000,000	5,062,075
		13,017,374
Gaming — 0.0%
Seminole Indian Tribe of Florida, Inc. Sr. Sec. Nt. 5.798% due 10/1/2013(3)	649,000	649,000
		649,000
Government Related — 0.8%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	4,500,000	4,410,000
Petrobras Global Finance B.V. 2.00% due 5/20/2016	1,000,000	993,541
Petrobras International Finance Co. 2.875% due 2/6/2015(1)	6,500,000	6,594,328
		11,997,869
Health Insurance — 0.1%
WellPoint, Inc. Sr. Nt. 1.25% due 9/10/2015	1,000,000	1,006,805
		1,006,805
Healthcare — 0.7%
Covidien International Finance S.A. 1.35% due 5/29/2015	4,500,000	4,543,983
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	1,750,000	1,751,698
Owens & Minor, Inc. 6.35% due 4/15/2016	4,100,000	4,440,550
		10,736,231
Home Construction — 0.6%
DR Horton, Inc. 3.625% due 2/15/2018	4,500,000	4,432,500
MDC Holdings, Inc. 5.375% due 7/1/2015	3,500,000	3,696,308
		8,128,808
Independent Energy — 0.6%
Petrohawk Energy Corp. 7.875% due 6/1/2015	4,600,000	4,692,497
Woodside Finance Ltd. 5.00% due 11/15/2013(3)	4,500,000	4,520,632
		9,213,129
Industrial - Other — 0.3%
URS Corp. 4.35% due 4/1/2017(3)	4,500,000	4,598,068
		4,598,068

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Insurance - Life — 0.6%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	$2,965,000	$3,125,632
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.00% due 1/9/2015(3)	3,000,000	3,046,614
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	3,000,000	3,218,850
		9,391,096
Insurance P&C — 1.4%
Aspen Insurance Holdings Ltd. Sr. Nt. 6.00% due 8/15/2014	2,525,000	2,629,038
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,418,010
5.625% due 2/15/2014	3,000,000	3,056,736
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	4,700,000	4,958,434
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,725,958
		19,788,176
Media Cable — 0.3%
DISH DBS Corp. 6.625% due 10/1/2014	3,500,000	3,675,000
		3,675,000
Media Noncable — 0.9%
News America, Inc. 5.30% due 12/15/2014	4,500,000	4,747,738
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	3,000,000	3,172,500
The Interpublic Group of Companies, Inc. Sr. Nt. 6.25% due 11/15/2014	4,500,000	4,713,750
		12,633,988
Metals And Mining — 1.4%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	3,900,000	3,997,500
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(3)	3,500,000	3,605,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	2,700,000	2,707,090
Plains Exploration & Production Co. 8.625% due 10/15/2019	4,275,000	4,723,802
Teck Resources Ltd. 2.50% due 2/1/2018	1,850,000	1,830,499
Xstrata Finance Canada Ltd. 2.05% due 10/23/2015(3)	750,000	752,041
2.85% due 11/10/2014(3)	3,500,000	3,552,434
		21,168,366
Non Captive Consumer — 0.5%
SLM Corp. Sr. Nt. Ser. A 5.00% due 10/1/2013	3,750,000	3,750,000
Sr. Nt. 5.00% due 4/15/2015	3,500,000	3,640,000
		7,390,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Non Captive Diversified — 0.5%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(3)	$6,500,000	$6,727,500
International Lease Finance Corp. Sr. Nt. 2.204% due 6/15/2016(2)	1,000,000	995,000
		7,722,500
Oil Field Services — 0.5%
Nabors Industries, Inc. 2.35% due 9/15/2016(3)	3,400,000	3,436,455
Weatherford International LLC 6.35% due 6/15/2017	4,000,000	4,488,176
		7,924,631
Pharmaceuticals — 0.9%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	6,500,000	6,523,517
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(3)	3,500,000	3,443,783
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(3)	3,400,000	3,413,682
		13,380,982
Pipelines — 1.3%
Enterprise Products Operating LLC 1.25% due 8/13/2015	2,700,000	2,714,170
8.375% due 8/1/2066(2)	1,800,000	1,986,750
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(3)	4,500,000	4,612,500
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	4,700,000	4,676,500
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	4,500,000	4,670,901
		18,660,821
Refining — 0.2%
Phillips 66 1.95% due 3/5/2015	2,700,000	2,740,943
		2,740,943
REITs — 2.1%
BioMed Realty LP 3.85% due 4/15/2016	1,700,000	1,782,301
HCP, Inc. Sr. Nt. 5.65% due 12/15/2013	4,200,000	4,241,122
ProLogis LP 5.625% due 11/15/2015	3,600,000	3,858,606
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	4,000,000	4,437,944
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	4,500,000	4,985,667

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Washington Real Estate Investment Trust Sr. Nt. 5.25% due 1/15/2014	$6,998,000	$7,077,259
WEA Finance LLC 5.75% due 9/2/2015(3)	4,600,000	5,003,526
		31,386,425
Retailers — 0.2%
Home Depot, Inc. Sr. Nt. 5.25% due 12/16/2013	3,500,000	3,534,608
		3,534,608
Supermarkets — 0.1%
Tesco PLC Sr. Nt. 2.00% due 12/5/2014(3)	1,800,000	1,823,564
		1,823,564
Technology — 1.0%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	3,650,000	3,956,469
Broadcom Corp. Sr. Nt. 1.50% due 11/1/2013	1,200,000	1,200,898
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	5,500,000	5,592,658
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,434,000
		14,184,025
Transportation Services — 0.5%
ERAC USA Finance LLC 2.25% due 1/10/2014(3)	1,000,000	1,004,228
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(3)	3,846,000	3,905,309
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	2,500,000	2,625,433
		7,534,970
Wireless — 0.6%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015	8,500,000	8,768,787
		8,768,787
Wirelines — 0.8%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015	2,700,000	2,749,402
Telecom Italia Capital S.A. 5.25% due 11/15/2013	3,000,000	3,013,551
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	5,800,000	5,977,979
		11,740,932
Total Corporate Bonds (Cost $512,163,708)		517,374,828

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.44% due 8/1/2046(2)	$26,162	$27,389
Total Hybrid ARMS (Cost $26,386)		27,389

	Principal Amount	Value
Mortgage-backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	25,377	29,192
Total Mortgage-backed Securities (Cost $26,308)		29,192

	Principal Amount	Value
Municipal Bonds — 0.6%
Illinois St. G.O. 4.511% due 3/1/2015	4,400,000	4,569,796
Puerto Rico Comwlth. Govt. Dev. Bk. Sr. Nt. Ser. A 3.448% due 2/1/2015	4,500,000	4,146,480
Total Municipal Bonds (Cost $9,018,500)		8,716,276

	Principal Amount	Value
U.S. Agencies — 0.0%
FHLMC 2.00% due 8/25/2016	400,000	414,471
Total U.S. Agencies (Cost $409,350)		414,471

	Principal Amount	Value
U.S. Government Securities — 2.9%
U.S. Treasury Notes 0.25% due 7/31/2015 - 4/15/2016	30,415,000	30,386,504
0.375% due 11/15/2015	2,500,000	2,500,195
0.625% due 8/15/2016	10,000,000	10,006,250
Total U.S. Government Securities (Cost $42,835,054)		42,892,949

	Principal Amount	Value
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $57,014,000, due 10/1/2013(4)	57,014,000	57,014,000
Total Repurchase Agreements (Cost $57,014,000)		57,014,000
Total Investments — 103.5% (Cost $1,526,007,424)		1,516,598,398
Other Liabilities, Net — (3.5)%		(51,991,037)
Total Net Assets — 100.0%		$1,464,607,361

(1)	Securities are segregated for anticipated collateral requirements.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2013.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $239,570,648, representing 16.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U. S. Treasury Note	0.25%	2/15/2015	$58,156,764

The table below presents futures contracts as of September 30, 2013:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	856	12/19/2013	$108,190	$(2,317,584)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-backed Securities	$—	$182,355,873	$—	$182,355,873
Collateralized Mortgage Obligations	—	237,737,308	—	237,737,308
Senior Secured Loans	—	147,338,262	—	147,338,262
Commercial Mortgage-backed Securities	—	322,697,850	—	322,697,850
Corporate Bonds	—	517,374,828	—	517,374,828
Hybrid ARMS	—	27,389	—	27,389
Mortgage-backed Securities	—	29,192	—	29,192
Municipal Bonds	—	8,716,276	—	8,716,276
U.S. Agencies	—	414,471	—	414,471
U.S. Government Securities	—	42,892,949	—	42,892,949
Repurchase Agreements	—	57,014,000	—	57,014,000
Other Financial Instruments:
Financial Futures Contracts	(2,317,584)	—	—	(2,317,584)

Total	$(2,317,584)	$1,516,598,398	$—	$1,514,280,814

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 5.9%
Food And Beverage — 0.9%
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	$997,500	$999,655
		999,655
Gaming — 1.2%
Harrah’s Prop Co. Mezzanine Term Loan 3.682% due 2/13/2014(1)	1,400,000	1,362,900
		1,362,900
Independent Energy — 0.9%
Chesapeake Energy Corp. New Unsecured Term Loan 5.75% due 12/1/2017(1)	1,000,000	1,016,560
		1,016,560
Media Noncable — 0.4%
Univision Communications, Inc. Term Loan C3 4.00% due 3/2/2020(1)	497,500	491,281
		491,281
Oil Field Services — 0.7%
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	748,125	753,736
		753,736
Retailers — 1.8%
Hudson’s Bay Co. Bridge Term Loan 8.00% due 7/29/2014(1)	2,000,000	2,000,000
		2,000,000
Total Senior Secured Loans (Cost $6,643,817)		6,624,132

	Principal Amount	Value
Corporate Bonds — 91.0%
Aerospace & Defense — 0.4%
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	450,000	468,000
		468,000
Airlines — 0.3%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	300,000	298,500
		298,500
Automotive — 4.0%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(3)	730,000	813,950
Dana Holding Corp.
Sr. Nt.
5.375% due 9/15/2021(3)	800,000	786,000
6.00% due 9/15/2023	540,000	535,950

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
General Motors Financial Co., Inc. 6.75% due 6/1/2018(3)	$830,000	$919,225
Schaeffler Finance B.V.
Sr. Sec. Nt.
4.75% due 5/15/2021(2)	670,000	649,900
7.75% due 2/15/2017(2)	370,000	414,400
Titan International, Inc. 6.875% due 10/1/2020(2)	300,000	302,250
		4,421,675
Banking — 1.6%
Ally Financial, Inc. 8.00% due 11/1/2031	500,000	562,500
Citigroup, Inc. Jr. Sub. Nt. 5.95% due 1/30/2023(1)(4)	250,000	233,125
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031(1)(4)	300,000	307,500
9.118% due 2/3/2014(4)	700,000	724,500
		1,827,625
Brokerage — 1.1%
E*Trade Financial Corp.
Sr. Nt.
6.00% due 11/15/2017(3)	700,000	736,750
6.375% due 11/15/2019	500,000	532,500
		1,269,250
Building Materials — 0.7%
Nortek, Inc. 8.50% due 4/15/2021	670,000	728,625
		728,625
Chemicals — 2.2%
Chemtura Corp. 5.75% due 7/15/2021(3)	1,000,000	997,500
Hexion U.S. Finance Corp. Sr. Sec. Nt. 6.625% due 4/15/2020	675,000	675,000
U.S. Coatings Acquisition, Inc. 7.375% due 5/1/2021(2)(3)	750,000	783,750
		2,456,250
Construction Machinery — 2.1%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	390,000	412,425
Terex Corp. 6.00% due 5/15/2021(3)	600,000	606,750
The Manitowoc Co., Inc. 5.875% due 10/15/2022(3)	500,000	490,000
United Rentals North America, Inc.
6.125% due 6/15/2023	400,000	402,000
7.625% due 4/15/2022	350,000	380,625
		2,291,800
Consumer Cyclical Services — 1.5%
Live Nation Entertainment, Inc. 7.00% due 9/1/2020(2)	400,000	417,500
The ADT Corp. Sr. Nt. 6.25% due 10/15/2021(2)	900,000	913,500
The Geo Group, Inc. 6.625% due 2/15/2021	300,000	315,000
		1,646,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Consumer Products — 1.8%
NBTY, Inc. 9.00% due 10/1/2018(3)	$900,000	$987,750
PC Nextco Holdings LLC 8.75% due 8/15/2019(2)(5)	670,000	670,000
SIWF Merger Sub, Inc. Sr. Sec. Nt. 6.25% due 6/1/2021(2)	330,000	323,400
		1,981,150
Electric — 4.1%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(2)	270,000	286,875
7.875% due 7/31/2020(2)	540,000	581,850
Covanta Holding Corp. Sr. Nt. 6.375% due 10/1/2022	670,000	686,337
Dynegy, Inc. 5.875% due 6/1/2023(2)	670,000	611,375
GenOn Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	380,000	402,800
NRG Energy, Inc.
6.625% due 3/15/2023	330,000	323,400
8.50% due 6/15/2019	600,000	643,500
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021	630,000	693,000
8.00% due 6/1/2020	360,000	410,400
		4,639,537
Entertainment — 0.3%
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	346,000	358,975
		358,975
Financial - Other — 0.7%
Nationstar Mortgage LLC 6.50% due 8/1/2018	800,000	804,000
		804,000
Gaming — 1.9%
MGM Resorts International 6.625% due 12/15/2021	400,000	414,000
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020	450,000	492,750
PNK Finance Corp. 6.375% due 8/1/2021(2)	330,000	336,600
Scientific Games International, Inc.
6.25% due 9/1/2020	200,000	201,500
9.25% due 6/15/2019	620,000	668,050
		2,112,900
Government Related — 0.9%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(2)	945,000	1,037,138
		1,037,138

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Healthcare — 5.6%
Amsurg Corp. 5.625% due 11/30/2020	$800,000	$800,000
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(5)	900,000	900,000
DaVita HealthCare Partners, Inc.
5.75% due 8/15/2022	400,000	395,500
6.625% due 11/1/2020	600,000	637,500
HCA, Inc. Sr. Sec. Nt. 7.875% due 2/15/2020	250,000	269,531
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(2)	630,000	677,250
MPH Intermediate Holding Co. 2 Sr. Nt. 8.375% due 8/1/2018(2)(5)	330,000	338,044
Select Medical Corp. 6.375% due 6/1/2021(2)	900,000	852,750
Teleflex, Inc. 6.875% due 6/1/2019	330,000	348,150
Tenet Healthcare Corp. Sr. Sec. Nt. 6.00% due 10/1/2020(2)	150,000	153,375
Sr. Nt.
8.125% due 4/1/2022(2)	300,000	313,125
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	550,000	567,875
		6,253,100
Home Construction — 3.1%
Meritage Homes Corp. 7.15% due 4/15/2020	850,000	918,000
Taylor Morrison Communities, Inc.
5.25% due 4/15/2021(2)	200,000	186,500
7.75% due 4/15/2020(2)	391,000	427,167
WCI Communities, Inc. 6.875% due 8/15/2021(2)(3)	1,000,000	960,000
Woodside Homes Co. LLC Sr. Nt. 6.75% due 12/15/2021(2)(3)	1,000,000	1,000,000
		3,491,667
Independent Energy — 12.1%
Alta Mesa Holdings LP 9.625% due 10/15/2018	870,000	917,850
BreitBurn Energy Partners LP 7.875% due 4/15/2022	260,000	259,350
Chesapeake Energy Corp. 5.75% due 3/15/2023(3)	1,000,000	1,002,500
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	630,000	626,850
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	780,000	780,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021(2)	570,000	562,875
EV Energy Partners LP 8.00% due 4/15/2019	680,000	680,000
Halcon Resources Corp. 9.75% due 7/15/2020	670,000	708,525
Kodiak Oil & Gas Corp.
5.50% due 2/1/2022(2)	330,000	321,750
8.125% due 12/1/2019	640,000	699,200

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Laredo Petroleum, Inc. 7.375% due 5/1/2022	$250,000	$265,000
Linn Energy LLC 6.75% due 11/1/2019(2)	600,000	565,500
Memorial Production Partners LP 7.625% due 5/1/2021	800,000	774,000
Midstates Petroleum Co., Inc. Sr. Nt. 9.25% due 6/1/2021(2)	600,000	592,500
Oasis Petroleum, Inc.
6.50% due 11/1/2021(3)	1,000,000	1,055,000
6.875% due 3/15/2022(2)	600,000	633,000
Penn Virginia Corp. 8.50% due 5/1/2020	600,000	609,000
RKI Exploration & Production LLC 8.50% due 8/1/2021(2)	800,000	804,000
Rosetta Resources, Inc. 5.625% due 5/1/2021	200,000	190,000
Samson Investment Co. Sr.Nt. 10.25% due 2/15/2020(2)	900,000	954,000
SandRidge Energy, Inc. 7.50% due 3/15/2021	500,000	505,000
		13,505,900
Industrial - Other — 1.7%
General Cable Corp. 5.75% due 10/1/2022(2)	450,000	430,875
Par Pharmaceutical Cos., Inc. 7.375% due 10/15/2020	670,000	692,613
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	800,000	812,000
		1,935,488
Insurance - Life — 1.2%
American Equity Investment Life Holding Co. 6.625% due 7/15/2021	600,000	621,000
CNO Financial Group, Inc. Sr. Sec. Nt. 6.375% due 10/1/2020(2)	700,000	731,500
		1,352,500
Insurance P&C — 1.5%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	750,000	765,000
Hockey Merger Sub 2, Inc. Sr. Nt. 7.875% due 10/1/2021(2)	900,000	901,125
		1,666,125
Lodging — 1.2%
NCL Corp. Ltd. 5.00% due 2/15/2018(2)	670,000	668,325
Royal Caribbean Cruises Ltd. Sr. Nt. 5.25% due 11/15/2022	670,000	649,900
		1,318,225
Media Cable — 2.8%
Block Communications, Inc. Sr. Nt. 7.25% due 2/1/2020(2)	830,000	871,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	$540,000	$529,200
CCO Holdings LLC 7.375% due 6/1/2020	240,000	259,200
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	930,000	948,600
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019	450,000	491,625
		3,100,125
Media Noncable — 4.6%
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	560,000	592,200
7.625% due 6/15/2021	300,000	323,250
Intelsat Jackson Holdings S.A. 7.50% due 4/1/2021	690,000	745,200
Intelsat Luxembourg S.A. 8.125% due 6/1/2023(2)	600,000	633,000
Sinclair Television Group, Inc. Sr. Nt. 6.125% due 10/1/2022	330,000	327,525
Telesat LLC Sr. Nt. 6.00% due 5/15/2017(2)	940,000	977,600
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	900,000	949,500
6.875% due 5/15/2019(2)	560,000	599,200
		5,147,475
Metals And Mining — 2.2%
Commercial Metals Co. Sr. Nt. 4.875% due 5/15/2023	800,000	720,000
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(2)(3)	1,000,000	1,030,000
Steel Dynamics, Inc. 6.125% due 8/15/2019	670,000	698,475
		2,448,475
Non Captive Consumer — 1.7%
SLM Corp. Sr. Nt. 5.50% due 1/25/2023	670,000	613,443
Springleaf Finance Corp. Sr. Nt. 6.00% due 6/1/2020(2)	600,000	576,000
Stearns Holdings, Inc. Sr. Sec. Nt. 9.375% due 8/15/2020(2)	670,000	683,400
		1,872,843
Non Captive Diversified — 3.8%
AerCap Aviation Solutions B.V. 6.375% due 5/30/2017	800,000	848,000
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019	500,000	528,750
CIT Group, Inc. Sr. Nt. 5.00% due 8/1/2023	750,000	726,128
5.25% due 3/15/2018	550,000	576,125
5.50% due 2/15/2019(2)	450,000	472,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	$300,000	$277,733
8.625% due 9/15/2015	750,000	827,812
		4,257,048
Oil Field Services — 1.3%
Exterran Partners LP 6.00% due 4/1/2021(2)(3)	1,050,000	1,018,500
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	500,000	487,500
		1,506,000
Packaging — 1.3%
Plastipak Holdings, Inc. Sr. Nt. 6.50% due 10/1/2021(2)	450,000	454,500
Sealed Air Corp. 8.125% due 9/15/2019(2)	900,000	1,003,500
		1,458,000
Pharmaceuticals — 0.5%
Grifols, Inc. 8.25% due 2/1/2018	500,000	536,875
		536,875
Pipelines — 5.1%
Atlas Pipeline Partners LP
4.75% due 11/15/2021(2)	330,000	298,237
5.875% due 8/1/2023(2)	800,000	752,000
Crosstex Energy LP 7.125% due 6/1/2022	400,000	412,000
Gibson Energy, Inc. Sr. Nt. 6.75% due 7/15/2021(2)(3)	800,000	826,000
Inergy Midstream LP 6.00% due 12/15/2020(2)	670,000	664,975
MarkWest Energy Partners LP 6.50% due 8/15/2021	390,000	417,300
Martin Midstream Partners LP Sr.Nt. 7.25% due 2/15/2021	400,000	404,500
8.875% due 4/1/2018	400,000	424,000
Regency Energy Partners LP 6.50% due 7/15/2021	650,000	682,500
Targa Resources Partners LP 6.875% due 2/1/2021	500,000	533,750
Tesoro Logistics LP 6.125% due 10/15/2021	330,000	331,650
		5,746,912
Refining — 1.5%
Calumet Specialty Products Partners LP 9.375% due 5/1/2019	870,000	954,825
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020(2)	670,000	670,000
		1,624,825

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
REITs — 0.8%
Sabra Health Care LP 8.125% due 11/1/2018	$832,000	$894,400
		894,400
Retailers — 4.2%
99 Cents Only Stores 11.00% due 12/15/2019	1,000,000	1,120,000
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019	1,100,000	1,223,750
CDR DB Sub, Inc. Sr. Nt. 7.75% due 10/15/2020(2)	1,000,000	1,000,000
CST Brands, Inc. 5.00% due 5/1/2023(2)	870,000	819,975
The Pantry, Inc. 8.375% due 8/1/2020	500,000	527,500
		4,691,225
Supermarkets — 2.0%
BI-LO LLC Sr. Nt. 8.625% due 9/15/2018(2)(5)	1,200,000	1,218,000
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017(2)	400,000	438,000
Tops Holding II Corp. Sr. Nt. 8.75% due 6/15/2018(2)(5)	600,000	612,000
		2,268,000
Technology — 4.2%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	730,000	591,300
CDW LLC 8.50% due 4/1/2019	1,000,000	1,105,000
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	350,000	339,500
5.375% due 4/1/2023	350,000	330,750
First Data Corp. Sec. Nt. 8.75% due 1/15/2022(2)(5)	1,013,000	1,056,052
12.625% due 1/15/2021	900,000	990,000
NXP B.V. Sr. Nt. 5.75% due 3/15/2023(2)	330,000	326,700
		4,739,302
Transportation Services — 0.2%
The Hertz Corp. 7.50% due 10/15/2018	200,000	215,500
		215,500
Utility — 0.5%
Niska Gas Storage U.S. LLC 8.875% due 3/15/2018	560,000	579,600
		579,600
Wireless — 3.2%
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(2)	540,000	559,575

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2013 (unaudited)	Principal Amount	Value
MetroPCS Wireless, Inc. 6.25% due 4/1/2021(2)	$50,000	$50,250
Sprint Communications, Inc.
Sr. Nt.
6.00% due 12/1/2016—11/15/2022	1,400,000	1,386,000
7.00% due 3/1/2020(2)	200,000	215,000
9.00% due 11/15/2018(2)	525,000	615,562
Sprint Corp. 7.875% due 9/15/2023(2)	450,000	459,000
Trilogy International Partners LLC Sr. Sec. Nt. 10.25% due 8/15/2016(2)	270,000	259,200
		3,544,587
Wirelines — 1.1%
CenturyLink, Inc. Sr. Nt. 5.625% due 4/1/2020	670,000	654,088
Frontier Communications Corp. Sr. Nt. 8.125% due 10/1/2018	540,000	599,400
		1,253,488
Total Corporate Bonds (Cost $99,309,035)		101,749,110

	Shares	Value
Preferred Stocks — 0.8%
Banking — 0.8%
Regions Financial Corp.	40,000	902,400
		902,400
Total Preferred Stocks (Cost $1,000,000)		902,400

	Principal Amount	Value
Repurchase Agreements — 4.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $5,046,000, due 10/1/2013(6)	$5,046,000	5,046,000
Total Repurchase Agreements (Cost $5,046,000)		5,046,000
Total Investments — 102.2% (Cost $111,998,852)		114,321,642
Other Liabilities, Net — (2.2)%		(2,472,688)
Total Net Assets — 100.0%		$111,848,954

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2013.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $44,598,725, representing 39.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Security is segregated as collateral to cover margin requirements on open forwards contracts.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	3/31/2014	$5,147,673

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

The table below presents futures contracts as of September 30, 2013:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	44	12/19/2013	$5,561	$(106,516)
5 YR U.S. Treasury Note	Goldman Sachs & Co.	24	12/31/2013	2,905	(41,147)

Total					$(147,663)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$6,624,132	$—	$6,624,132
Corporate Bonds	—	101,749,110	—	101,749,110
Preferred Stocks	902,400	—	—	902,400
Repurchase Agreements	—	5,046,000	—	5,046,000
Other Financial Instruments:
Financial Futures Contracts	(147,663)	—	—	(147,663)

Total	$754,737	$113,419,242	$—	$114,173,979

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Municipal Bonds — 98.4%
Arizona — 2.0%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	$1,000,000	$1,065,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,654,290
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,678,845
Phoenix AZ Civic Impt. Corp. Arpt. Rev. AMT-Ref-Senior Lien 5.00% due 7/1/2019	2,205,000	2,526,136
		6,924,271
California — 8.3%
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,659,555
California St. Dept. Veterans Affairs Home Pur. Rev. AMT-Ser. A 5.00% due 12/1/2032	1,495,000	1,505,316
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,712,835
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,755,000
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A
6.125% due 4/1/2028	1,000,000	1,157,210
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,440,726
Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,875,000	2,181,300
California St. Var. Purp. G.O.
5.25% due 4/1/2035	1,500,000	1,593,930
6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,810,220
6.50% due 4/1/2033	2,000,000	2,374,440
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,600,215
Ser. G
5.25% due 5/1/2025	2,000,000	2,260,980
San Francisco City & Cnty. CA Pub. Utilities Commn. Wtr. Rev. Wtr. Sys. Impt. Proj. Sub. Ser. A 5.00% due 11/1/2029	2,000,000	2,174,240
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,133,400
		28,359,367
Colorado — 1.5%
Colorado Health Facs. Auth. Rev. Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2035(1)	1,825,000	1,860,569
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	1,020,000	1,031,210
Colorado St. Health Facs. Auth. Rev. Catholic Health-Ser. A 5.25% due 2/1/2031	2,000,000	2,126,880
		5,018,659
Connecticut — 5.6%
Connecticut St. G.O. Ser. B 5.00% due 4/15/2029	1,140,000	1,243,227

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Ser. C
5.75% due 11/1/2019	$1,500,000	$1,802,415
Ser. D
0.84% due 9/15/2018(1)	3,000,000	2,978,970
5.00% due 11/1/2030	2,000,000	2,180,060
Ser. E
5.00% due 9/15/2032	1,000,000	1,076,930
Sifma Index Ser. A
0.82% due 3/1/2021(1)	1,500,000	1,460,700
0.92% due 3/1/2022(1)	2,000,000	1,959,260
Connecticut St. Revolving Gen. Rev. Revolving Fd. Ser. A 5.00% due 1/1/2024	1,500,000	1,708,635
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,634,385
Univ. of Connecticut Ser. A 5.00% due 2/15/2031	1,000,000	1,067,820
Univ. of Connecticut Rev. Ref-Student Fee-Ser. A 5.00% due 11/15/2027	1,860,000	2,079,182
		19,191,584
Delaware — 0.4%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2018(2)	1,195,000	1,405,200
5.00% due 12/1/2028	55,000	59,646
		1,464,846
District Of Columbia — 1.1%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser.C 5.00% due 10/1/2028	1,500,000	1,566,270
Ser. A
5.00% due 10/1/2026	2,000,000	2,204,260
		3,770,530
Florida — 3.4%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,624,635
Broward Cnty. FLA Arpt. Sys. Rev. Ser. Q-1 5.00% due 10/1/2023	2,085,000	2,358,906
Florida St. G.O. Brd. of Ed. Ser. A 5.00% due 1/1/2022	2,000,000	2,256,500
Dept. Trans. Right of Way
5.375% due 7/1/2027	1,500,000	1,657,185
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,694,280
Miami-Dade Cnty. FLA Health Facs. Auth. Hosp. Rev. Ref- Miami Childrens Hosp. Ser. A 6.125% due 8/1/2042	500,000	534,840
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,623,975
		11,750,321
Georgia — 2.8%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	1,000,000	1,072,030

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	$3,000,000	$3,445,410
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(2)	1,760,000	2,039,594
5.00% due 2/1/2032 - 2/1/2036	2,740,000	2,896,440
		9,453,474
Guam — 0.3%
Guam Govt. Business Privilege Tax Rev. Ser. A 5.00% due 1/1/2027	1,000,000	1,061,640
		1,061,640
Illinois — 5.8%
Chicago IL O’Hare Intl. Arpt. Rev. AMT-Ref-Passenger Fac. Charge-Ser. B 5.00% due 1/1/2023	1,500,000	1,648,575
Ref-AMT-Gen-Senior Lien-Ser. B
5.00% due 1/1/2024	1,000,000	1,068,130
Chicago IL Sales Tax Rev. Ser. A 5.25% due 1/1/2038	3,000,000	3,147,030
Cook Cnty. IL G.O. Ref-Ser. C 5.00% due 11/15/2019	1,000,000	1,125,850
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	6,350,000	6,986,103
5.50% due 7/1/2027	2,000,000	2,106,200
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,091,800
Ser. B
5.50% due 1/1/2033	1,500,000	1,599,000
		19,772,688
Indiana — 0.6%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,144,800
		2,144,800
Iowa — 0.6%
Iowa St. Student Loan Liquidity Corp. AMT-Sr. Ser. A-1 5.00% due 12/1/2021	1,810,000	1,893,785
		1,893,785
Kansas — 1.0%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,707,210
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,642,230
		3,349,440
Louisiana — 1.4%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,671,705
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,695,945

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	$1,500,000	$1,486,695
		4,854,345
Maine — 0.5%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2034	1,500,000	1,674,510
		1,674,510
Maryland — 2.2%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,654,470
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,686,960
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,762,215
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	2,285,000	2,536,099
		7,639,744
Massachusetts — 4.7%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,639,815
Massachusetts St. College Bldg. Auth. Ser. A 5.00% due 5/1/2028	2,000,000	2,197,260
Ser. B
5.00% due 5/1/2030	1,500,000	1,644,990
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,132,180
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,668,315
Ser. O, M.I.T.
6.00% due 7/1/2036	1,500,000	1,713,945
Massachusetts St. Wtr. Poll. Abatement Tr. Ref. 5.00% due 8/1/2028	1,500,000	1,682,250
Massachusetts St. Wtr. Res. Auth. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,149,260
Ser. A
5.00% due 8/1/2037	1,000,000	1,044,930
		15,872,945
Michigan — 3.7%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,266,260
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,958,793
Wayne Cnty. MI Arpt. Auth. Rev. AMT-Arpt. Rev. Ref. Ser. A 5.00% due 12/1/2022	2,000,000	2,129,380
AMT-Ref-Detroit Met Arpt. Ser. D
5.00% due 12/1/2019	2,000,000	2,237,720
Arpt. Rev. Ref-Ser. B
5.00% due 12/1/2020	2,595,000	2,881,203
Detroit Met Arpt. Ser. A

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
5.00% due 12/1/2019	$1,000,000	$1,124,270
		12,597,626
Minnesota — 2.4%
Minnesota St. G.O. Hwy. & Var. Purp. 5.00% due 8/1/2022	1,500,000	1,708,980
Ref-St. Var. Purp. Ser. D
5.00% due 8/1/2022 - 8/1/2024	3,500,000	4,062,750
Minnesota St. Pub. Safety Radio 5.00% due 6/1/2024	2,000,000	2,236,580
		8,008,310
Missouri — 2.0%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,639,440
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,687,875
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2025	1,500,000	1,641,840
(2nd Lein)
5.25% due 5/1/2018	1,500,000	1,715,520
		6,684,675
Nevada — 1.2%
Clark Cnty. NV G.O. Ref-Transn-Ser. A 5.00% due 12/1/2029	2,000,000	2,114,860
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,122,840
		4,237,700
New Jersey — 7.4%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,231,940
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,622,250
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2015(2)	1,500,000	1,604,910
New Jersey Environmental Infrastructure Tr. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,467,086
New Jersey Garden St. Preservation Tr. Ser. A FSA Insured 5.50% due 11/1/2015	1,500,000	1,654,170
New Jersey St. Economic Dev. Auth. Rev. Ref 5.00% due 6/15/2017	3,000,000	3,263,370
Ref-Sch. Facs. Constr. Sifma Ser. I
1.32% due 9/1/2025(1)	5,000,000	4,762,050
New Jersey St. Transn. Tr. Fd. Auth. Transn. Sys. Ser. C FSA Insured 5.50% due 12/15/2016	1,500,000	1,712,040
Transn. Sys. Ser. D
5.00% due 6/15/2015(2)	2,000,000	2,156,780

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
New Jersey St. Turnpike Auth. Ser. B 5.00% due 1/1/2021	$2,000,000	$2,297,920
New Jersey St. Var. Purp. G.O. 5.00% due 6/1/2021	2,000,000	2,301,080
		25,073,596
New York — 10.4%
Metropolitan Transn. Auth. NY Dedicated Tax Fd. Subser. B-2 5.00% due 11/15/2031	2,000,000	2,117,460
Metropolitan Transn. Auth. NY Rev. Ser. D 5.00% due 11/15/2024	2,500,000	2,770,325
New York NY G.O. Ref-Ser. F 5.00% due 8/1/2027	1,000,000	1,101,430
Ser. H-1
5.25% due 3/1/2021	1,500,000	1,713,240
Subser. J-4
0.62% due 8/1/2025(1)	3,000,000	2,984,340
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,301,360
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C 5.00% due 7/1/2029	1,500,000	1,617,030
New York St. Environmental Facs. Corp. St. Clean Wtr. & Drinking Revolving Fds. NYC Muni. Wtr. Fin. Auth. Projs-2nd Res-Ser. D 5.00% due 6/15/2024 – 6/15/2027	3,000,000	3,426,390
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029 – 9/15/2040	4,925,000	5,203,326
New York St. Thruway Auth. NY 5.25% due 3/15/2027	1,500,000	1,652,430
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Ser. A-1 5.00% due 4/1/2028	1,500,000	1,625,595
Port Authority of NY & NJ Consol-Ser. 169 5.00% due 10/15/2024	2,000,000	2,236,700
Consol-Ser. 172
5.00% due 10/1/2030	3,000,000	3,192,030
Triborough NY Bridge. & Tunl. Auth. Revs. Ref-Gen-Ser. B 5.00% due 11/15/2024 – 11/15/2029	3,000,000	3,427,840
		35,369,496
North Carolina — 2.6%
Charlotte NC G.O. Ref-Ser. A 5.00% due 7/1/2022	1,000,000	1,203,950
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,896,545
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,661,055
Wake Cnty. NC G.O. 5.00% due 3/1/2017(2)	1,500,000	1,714,845
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,330,600
		8,806,995

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Ohio — 1.6%
Buckeye OH Tobacco Settlement Fing. Auth. Asset Bkd. Ser. A-1 5.00% due 6/1/2015	$2,000,000	$2,105,240
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,642,305
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,593,000
		5,340,545
Oklahoma — 0.5%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,799,514
		1,799,514
Oregon — 1.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(2)	1,500,000	1,828,140
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,644,295
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,132,500
		4,604,935
Pennsylvania — 1.9%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,040,710
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,020,260
Pennsylvania St. Tpk. Commn. Oil Franchise Tax Rev. Rmk. Ser. C of 2003 Tpk. 5.00% due 12/1/2032	2,125,000	2,184,160
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,097,950
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,147,820
		6,490,900
Puerto Rico — 2.7%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. First Sub-Ser. A 6.375% due 8/1/2039	2,500,000	2,336,775
First Sub-Ser. C
6.50% due 8/1/2035	1,500,000	1,402,260
Ser. A
5.00% due 8/1/2024	2,000,000	1,870,980
Ser. A Pre-refunded-First Sub
6.125% due 2/1/2014(2)	40,000	40,787
Ser. A Unrefunded-First Sub
6.125% due 8/1/2029	1,460,000	1,359,844
Ser. C
5.00% due 8/1/2022	2,000,000	2,081,300
		9,091,946
Rhode Island — 0.8%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,658,340

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	$1,015,000	$1,012,696
		2,671,036
South Carolina — 1.6%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,370,060
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A 5.50% due 1/1/2015	1,500,000	1,595,835
Ser. B
5.25% due 1/1/2034	1,500,000	1,571,190
		5,537,085
Tennessee — 2.3%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,539,180
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,324,238
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,645,650
Tennessee St. G.O. Ser. C 5.00% due 5/1/2018(2)	1,425,000	1,671,040
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,610,115
		7,790,223
Texas — 8.3%
Allen, Tex. Indpt. Sch. Dist. G.O. Ref. 5.00% due 2/15/2036	1,580,000	1,680,915
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,222,060
Bexar Cnty. Tex. G.O. Certificates Oblig. 5.00% due 6/15/2030	1,500,000	1,624,140
Canadian River Tex. Mun. Wtr. Auth. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,211,020
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,704,225
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,618,395
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,645,275
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 – 1/1/2025	4,250,000	4,964,202
North Tex. Twy. Auth. Rev. Spl. Projs. Sys. Ser. A 5.00% due 9/1/2031	2,000,000	2,110,820
Sr. Projs. Sys. Ser. A
5.50% due 9/1/2036	1,500,000	1,630,050
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,627,395
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,399,211

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	$1,500,000	$1,698,315
		28,136,023
Utah — 0.3%
Metropolitan Wtr. Dist. of UT Salt Lake & Sandy Wtr. Rev. Ref. Ser. A 5.00% due 7/1/2037	1,000,000	1,047,540
		1,047,540
Virginia — 2.4%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	543,235
Tobacco Settlement Fin. Corp. VA Asset Bkd. 5.50% due 6/1/2026(2)	1,045,000	1,106,572
Virginia St. Pub. Sch. Auth. Sch. Fing. Ser. B 5.00% due 8/1/2028	1,500,000	1,636,665
5.25% due 8/1/2033	1,000,000	1,090,980
Virginia St. Pub. Sch. Auth. Spl. Oblg. Montgomery Cnty. Sch. Fing. 5.00% due 1/15/2026	2,000,000	2,226,640
Virginia St. Res. Auth. Infrastructure Rev. Pooled Fing. Prog. Ser. B 5.00% due 11/1/2030	1,375,000	1,513,916
		8,118,008
Washington — 2.7%
Clark Cnty. WA Pub. Utility Dist. No. 001 Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,201,020
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	1,975,591
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,653,180
Tobacco Settlement Auth. WA Rev. Asset Bkd. 6.50% due 6/1/2026	1,275,000	1,275,867
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,119,920
		9,225,578
Total Municipal Bonds
(Cost $322,873,413)		334,828,680
Total Investments — 98.4%
(Cost $322,873,413)		334,828,680
Other Assets, Net — 1.6%		5,488,064
Total Net Assets — 100.0%		$340,316,744

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2013.
(2)	Pre-refunded.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities (unaudited)	Level 1	Level 2	Level 3
Municipal Bonds	$—	$334,828,680	$—	$334,828,680

Total	$—	$334,828,680	$—	$334,828,680

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Municipal Bonds — 96.8%
Arizona — 0.6%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$985,380
		985,380
California — 11.3%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)	1,500,000	1,881,270
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	1,000,000	1,021,600
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,353,521
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,745,040
6.625% due 11/1/2034	275,000	275,545
California St. Var. Purp. G.O. 6.00% due 11/1/2039	1,500,000	1,723,125
Foothill Eastern Trans. Corridor Agy. CA. Toll Road Rev. Ref-Convertible Cap. Apprec. 5.875% due 1/15/2026	2,000,000	2,012,340
San Diego Calif. Redev. Agy. Tax Allocation Rev. City Heights Redev. Ser. A 5.625% due 9/1/2040	1,000,000	1,000,230
Naval Training Ctr. Ser. A
5.75% due 9/1/2040	1,000,000	1,014,730
San Ysidro Redev. Ser. A
5.75% due 9/1/2040	1,000,000	1,014,730
San Jose CA. Arpt. Rev. AMT-Ser. A-1 5.75% due 3/1/2034	2,000,000	2,113,400
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	1,971,418
		17,126,949
Colorado — 3.4%
Colorado E-470 Pub. Hwy. Auth. Rev. Ser. C 5.375% due 9/1/2026	1,000,000	1,021,050
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	3,425,000	3,468,361
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	700,639
		5,190,050
District Of Columbia — 3.2%
District of Columbia Rev. Howard Univ. Ser. A 6.50% due 10/1/2041	1,000,000	1,095,410
Utd. Negro College Fund
6.875% due 7/1/2040	2,000,000	2,235,280
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,554,180
		4,884,870

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Florida — 11.0%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2039	$1,500,000	$1,624,635
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,756,560
Miami-Dade Cnty. FLA Aviation Rev. Ref-AMT-Ser. A 5.00% due 10/1/2031	1,000,000	1,000,000
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Childrens Hosp. 5.875% due 8/1/2042	975,000	1,024,471
Ref-Miami Childrens Hosp. Ser. A
6.125% due 8/1/2042	3,395,000	3,631,564
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.00% due 5/1/2032	2,000,000	1,855,880
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,215,000	2,377,470
Ref-Phase III
6.125% due 5/1/2040	3,255,000	3,484,315
		16,754,895
Georgia — 2.0%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	1,250,000	1,390,400
De Kalb Cnty. GA Wtr. & Swr. Rev. Ser. A 5.25% due 10/1/2030	1,500,000	1,619,760
		3,010,160
Illinois — 7.5%
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,561,065
Chicago IL Wtr. Rev. Ref. 5.00% due 11/1/2029	1,490,000	1,534,879
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.25% due 4/1/2029	2,600,000	2,762,396
6.50% due 4/1/2044	755,000	799,817
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	785,000	786,617
Temps-75-Admiral at Lake-D-1
7.00% due 5/15/2018	1,000,000	1,002,010
Illinois St. G.O. 5.50% due 7/1/2038	1,000,000	989,240
Ser. A
5.00% due 9/1/2031	2,000,000	1,933,300
		11,369,324
Indiana — 1.3%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	1,941,895
		1,941,895
Iowa — 1.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.00% due 12/1/2019	2,000,000	1,948,180

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Iowa St. Student Loan Liquidity Corp. AMT-Sr. Ser. A-1 5.00% due 12/1/2021	$905,000	$946,892
		2,895,072
Kentucky — 3.1%
Kentucky St. Economic Dev. Fin. Auth. Owensboro Med. Hlth Sys. Ser. A 6.00% due 6/1/2030	2,000,000	2,085,520
Ref-Owensboro Medical Hlth. Ser. B
6.375% due 3/1/2040	2,500,000	2,613,325
		4,698,845
Louisiana — 1.1%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,601,820
		1,601,820
Maryland — 1.0%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,600,995
		1,600,995
Massachusetts — 2.4%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 – 7/1/2033	3,500,000	3,578,595
		3,578,595
Michigan — 2.4%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership AMT-Ser. C 5.50% due 12/1/2028	1,045,000	1,074,814
Wayne Cnty. MI Arpt. Auth. Rev. AMT-Arpt. Rev. Ref. Ser. A 5.00% due 12/1/2022	1,500,000	1,597,035
AMT-Detroit Met Arpt.Ser. B
5.00% due 12/1/2037	1,000,000	943,720
		3,615,569
New Jersey — 3.1%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,096,800
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,570,425
New Jersey St. Trans. Trust Fund Auth. Rev. Transn. Ser. B 5.25% due 6/15/2036	1,060,000	1,111,177
		4,778,402
New Mexico — 2.5%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,678,752
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D
5.90% due 6/1/2040	2,000,000	2,100,760
		3,779,512
New York — 5.3%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,628,775

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	$1,500,000	$1,592,310
Metropolitan Transn. Auth. NY Rev. Ser. D 5.00% due 11/15/2027	1,500,000	1,610,550
New York City Indl. Dev. Agy. Spl. Fac. Rev. AMT-Jetblue Airways Corp. Proj. 5.125% due 5/15/2030	1,825,000	1,592,312
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,623,930
		8,047,877
Ohio — 2.5%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,542,915
Ohio St. Environmental Facs. Rev. Ford Motor Co. Proj. 5.95% due 9/1/2029	760,000	760,076
6.15% due 6/1/2030	1,500,000	1,500,255
		3,803,246
Oklahoma — 2.1%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,625,000	1,591,330
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,589,715
		3,181,045
Pennsylvania — 6.3%
Allegheny Cnty. PA Arpt. Auth. Rev. Pittsburgh Intl. Arpt. Ser. A-1 5.00% due 1/1/2028	1,000,000	1,044,560
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,340,755
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,590,345
Ref-Asbury PA Oblig. Group
5.25% due 1/1/2032	1,350,000	1,285,929
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,605,825
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,628,985
6.50% due 12/1/2036	1,000,000	1,112,150
		9,608,549
Puerto Rico — 3.7%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. 1st Sub-Ser. A 6.375% due 8/1/2039	2,500,000	2,336,775
6.50% due 8/1/2044	1,685,000	1,477,897
1st Sub-Ser. C
6.00% due 8/1/2039	2,040,000	1,760,846
		5,575,518
Rhode Island — 1.5%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,658,340

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	$600,000	$598,638
		2,256,978
South Carolina — 2.2%
Richland Cnty. SC Environmental Impt. Rev. Intl. Paper 6.10% due 4/1/2023	1,780,000	1,801,752
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,616,745
		3,418,497
Tennessee — 2.1%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,539,180
Memphis-Shelby Cnty. TN Arpt. Auth. Arpt. Rev. Ser. B 5.00% due 7/1/2025	1,665,000	1,703,511
		3,242,691
Texas — 10.9%
Brazos River Tex. Harbor Navigation Dist. Rev. Dow Chemical Co. Proj. Ser. A-3 5.125% due 5/15/2033	2,000,000	2,022,740
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,512,090
Lower Colorado River Tex. Auth. Ref-LCRA Transmission Svcs. Corp. Ser. A 5.00% due 5/15/2029	1,690,000	1,769,413
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2033	2,000,000	2,107,300
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	228,000	228,431
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	3,110,000	3,404,268
7.50% due 6/30/2033	2,000,000	2,270,720
Sr. Lien-NTE Mobility
6.875% due 12/31/2039	1,500,000	1,629,015
7.50% due 12/31/2031	1,500,000	1,704,015
		16,647,992
Washington — 1.3%
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.625% due 6/1/2032	1,905,000	1,906,715
		1,906,715
Wisconsin — 1.1%
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. AMT-Ser.B 5.75% due 11/1/2025	1,605,000	1,711,395
		1,711,395
Total Municipal Bonds (Cost $143,841,273)		147,212,836

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

September 30, 2013 (unaudited)	Value
Total Investments — 96.8% (Cost $143,841,273)	$147,212,836
Other Assets, Net — 3.2%	4,805,155
Total Net Assets — 100.0%	$152,017,991

(1)	Pre-refunded.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$147,212,836	$—	$147,212,836

Total	$—	$147,212,836	$—	$147,212,836

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2012	$1,009,931
Change in unrealized appreciation/depreciation	1,060,236
Net realized gain/loss	(1,334,141)
Purchases	—
Sales	(736,026)
Transfers into/out of Level 3	—

Balance as of 9/30/2013	$—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 83.2%
Aerospace & Defense — 0.5%
Sequa Corp. New Term Loan B 5.25% due 6/19/2017(1)	$13,734,854	$13,769,191
		13,769,191
Airlines — 2.3%
Air Canada Term Loan B 5.50% due 9/20/2019(1)	20,500,000	20,448,750
American Airlines, Inc. Exit Term Loan 4.75% due 6/27/2019(1)	25,935,000	25,713,515
Delta Air Lines, Inc. Refi Term Loan 4.25% due 4/20/2017(1)	19,206,110	19,254,125
		65,416,390
Automotive — 2.8%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(1)	13,950,000	14,111,262
Schaeffler AG USD Term Loan C 4.25% due 1/27/2017(1)	26,000,000	26,075,920
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 4.75% due 4/30/2019(1)	25,000,000	25,118,500
TI Group Automotive Systems LLC Term Loan B 5.50% due 3/27/2019(1)	13,930,000	14,060,663
		79,366,345
Building Materials — 3.4%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	23,000,000	22,804,500
Air Distribution Technologies, Inc. 1st Lien Term Loan 5.00% due 11/9/2018(1)	14,391,250	14,427,228
2nd Lien Term Loan
9.25% due 5/11/2020(1)	2,000,000	2,035,000
Generac Power Systems, Inc. Term Loan B 3.50% due 5/29/2020(1)	28,500,000	28,336,125
Nortek, Inc. Term Loan 5.25% due 4/26/2017(1)	3,453,186	3,455,361
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/25/2020(1)	22,500,000	22,479,975
2nd Lien Term Loan
7.00% due 3/26/2021(1)	2,000,000	2,031,660
		95,569,849
Chemicals — 2.6%
Allnex USA, Inc. USD Term Loan B1 4.50% due 10/3/2019(1)	4,592,284	4,589,437
USD Term Loan B2
4.50% due 10/3/2019(1)	2,382,716	2,381,238

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Arysta LifeScience Corp. 1st Lien Term Loan 4.50% due 5/29/2020(1)	$17,456,250	$17,405,278
2nd Lien Term Loan
8.25% due 11/30/2020(1)	5,000,000	4,985,400
Ascend Performance Materials LLC Term Loan B 6.75% due 4/10/2018(1)	14,775,000	13,980,844
Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.75% due 2/3/2020(1)	29,850,000	29,933,879
		73,276,076
Consumer Cyclical Services — 1.1%
IG Investment Holdings LLC 1st Lien Term Loan 6.00% due 10/31/2019(1)	11,910,000	11,910,000
2nd Lien Term Loan
10.25% due 10/30/2020(1)	5,000,000	4,991,650
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	12,805,556	12,777,512
		29,679,162
Consumer Products — 3.6%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	29,051,557	28,973,699
KIK Custom Products, Inc. New 1st Lien Term Loan 5.50% due 4/29/2019(1)	19,950,000	19,538,631
New 2nd Lien Term Loan
9.50% due 10/29/2019(1)	10,000,000	9,787,500
Party City Holdings, Inc. Refi Term Loan B 4.25% due 7/29/2019(1)	17,832,744	17,758,381
The Sun Products Corp. New Term Loan 5.50% due 3/23/2020(1)	26,367,500	25,616,026
		101,674,237
Diversified Manufacturing — 0.7%
Silver II US Holdings LLC Term Loan 4.00% due 12/13/2019(1)	19,850,000	19,651,500
		19,651,500
Electric — 2.8%
Calpine Corp. Term Loan B1 4.00% due 4/2/2018(1)	10,700,416	10,701,379
Term Loan B3
4.00% due 10/9/2019(1)	21,309,812	21,293,830
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	14,578,846	14,531,465
GIM Channelview Cogeneration LLC Term Loan B 4.25% due 5/8/2020(1)	9,975,000	9,950,063
LSP Madison Funding LLC Term Loan 5.50% due 6/28/2019(1)	9,344,596	9,408,887
Star West Generation LLC New Term Loan B 4.25% due 3/13/2020(1)	11,442,500	11,485,409
		77,371,033

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Entertainment — 1.0%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	$27,500,000	$27,353,975
		27,353,975
Environmental — 0.7%
ADS Waste Holdings, Inc. New Term Loan B 4.25% due 10/9/2019(1)	19,850,000	19,828,364
		19,828,364
Food And Beverage — 4.2%
Del Monte Food Co. Term Loan 4.00% due 3/8/2018(1)	39,537,943	39,350,138
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	38,653,125	38,736,616
New HB Acquisition LLC Term Loan 6.75% due 4/9/2020(1)	29,000,000	29,700,930
Pinnacle Foods Finance LLC Incremental Term Loan H 3.25% due 4/29/2020(1)	11,000,000	10,873,500
		118,661,184
Gaming — 4.2%
Bally Technologies, Inc. Term Loan B 4.25% due 8/31/2020(1)	29,500,000	29,453,980
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	10,000,000	9,972,500
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	9,925,000	9,873,787
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	15,783,030	15,807,652
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(1)	5,985,000	5,975,723
Scientific Games International, Inc. New Term Loan B 4.25% due 5/22/2020(1)	18,000,000	17,842,500
Station Casinos, Inc. New Term Loan B 5.00% due 3/1/2020(1)	27,867,481	28,111,322
		117,037,464
Healthcare — 7.8%
Convatec, Inc. Refi Term Loan 4.00% due 12/22/2016(1)	1,181,333	1,185,125
Term Loan
4.00% due 12/22/2016(1)	11,346,431	11,382,853
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(1)	19,850,000	19,894,662
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	22,878,444	22,914,135

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Inc Research, Inc. Refi Term Loan B 6.00% due 7/12/2018(1)	$10,737,531	$10,764,375
MedSolutions Holdings, Inc. Term Loan B 6.50% due 7/8/2019(1)	21,725,000	21,657,218
National Mentor Holdings, Inc. New Term Loan B 6.50% due 2/9/2017(1)	19,891,953	20,066,008
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	17,737,688	17,790,901
2nd Lien Term Loan
9.50% due 6/7/2019(1)	15,000,000	14,862,450
Pharmaceutical Product Development, Inc. New Term Loan B 4.25% due 12/5/2018(1)	992,500	992,748
Radnet Management, Inc. Term Loan B 4.25% due 10/10/2018(1)	11,397,454	11,402,241
Select Medical Corp. Series C Term Loan B 4.001% due 6/1/2018(1)	7,076,866	7,085,712
Sheridan Holdings, Inc. Term Loan 4.50% due 6/29/2018(1)	15,880,000	15,899,850
New 2nd Lien Term Loan
9.00% due 7/1/2019(1)	2,500,000	2,506,250
Skilled Healthcare Group, Inc. Term Loan B 6.795% due 4/8/2016(1)	7,286,845	7,201,808
Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.25% due 6/29/2018(1)	11,593,558	11,579,065
United Surgical Partners International, Inc. Extended Term Loan 4.25% due 4/19/2017(1)	9,267,189	9,298,049
Incremental Term Loan
4.75% due 4/3/2019(1)	8,387,987	8,414,241
Vanguard Health Holding Co. II LLC Refi Term Loan B 3.75% due 1/29/2016(1)	5,244,970	5,236,788
		220,134,479
Independent Energy — 2.8%
Chesapeake Energy Corp. New Unsecured Term Loan 5.75% due 12/1/2017(1)	32,000,000	32,529,920
Fieldwood Energy LLC 1st Lien Term Loan 3.875% due 10/1/2018(1)	5,000,000	4,989,600
2nd Lien Term Loan
8.375% due 10/1/2020(1)	8,500,000	8,465,490
Samson Investment Co. 2nd Lien Term Loan 6.00% due 9/25/2018(1)	13,000,000	13,000,000
Wildhorse Resources LLC 2nd Lien Term Loan 7.50% due 12/13/2018(1)	20,000,000	19,650,000
		78,635,010
Industrial—Other — 1.5%
Brock Holdings III, Inc. New Term Loan B 6.009% due 3/16/2017(1)	10,219,576	10,253,607

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
New 2nd Lien Term Loan
10.00% due 3/16/2018(1)	$2,500,000	$2,528,125
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/20/2020(1)	30,000,000	29,625,000
		42,406,732
Insurance - Life — 0.6%
CNO Financial Group, Inc. Term Loan B2 3.75% due 9/20/2018(1)	16,221,510	16,255,251
		16,255,251
Insurance P&C — 2.3%
Alliant Holdings I, Inc. New Term Loan B 5.00% due 12/20/2019(1)	16,872,500	16,858,496
Asurion LLC New Term Loan B1 4.50% due 5/24/2019(1)	11,647,804	11,529,463
Compass Investors, Inc. Term Loan 5.00% due 12/27/2019(1)	19,850,000	19,874,812
Cooper Gay Swett & Crawford Ltd. 2nd Lien Term Loan 8.25% due 10/16/2020(1)	4,000,000	3,940,000
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan 5.00% due 12/10/2019(1)	12,902,500	12,805,731
		65,008,502
Lodging — 1.1%
Hilton Worldwide Finance LLC USD Term Loan B2 4.00% due 9/23/2020(1)	30,000,000	29,945,400
		29,945,400
Media Cable — 2.6%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	18,453,750	18,392,299
Virgin Media Investment Holdings Ltd. USD Term Loan B 3.50% due 6/8/2020(1)	25,000,000	24,836,750
Yankee Cable Acquisition LLC Term Loan B 5.25% due 3/2/2020(1)	29,368,536	29,456,642
		72,685,691
Media Noncable — 6.3%
Cumulus Media Holdings, Inc. 1st Lien Term Loan 4.50% due 9/17/2018(1)	18,877,115	18,976,219
EMI Music Publishing Ltd. Term Loan B 4.25% due 6/29/2018(1)	14,850,245	14,800,794
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	20,346,250	18,204,807
Gray Television, Inc. New Term Loan B 4.75% due 10/15/2019(1)	19,459,459	19,552,670

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	$30,000,000	$30,049,500
Telesat LLC USD Term Loan B2 3.50% due 3/28/2019(1)	18,254,481	18,140,391
Tribune Co. Exit Term Loan 4.00% due 12/31/2019(1)	21,835,000	21,812,292
Univision Communications, Inc. Term Loan C3 4.00% due 3/2/2020(1)	1,990,000	1,965,125
Converted Extended Term Loan
4.50% due 3/2/2020(1)	33,634,775	33,498,217
		177,000,015
Metals And Mining — 2.3%
Arch Coal, Inc. Term Loan B 5.75% due 5/16/2018(1)	32,647,188	31,647,531
FMG Resources (August 2006) Pty Ltd. Term Loan 5.25% due 10/18/2017(1)	32,717,318	32,793,222
		64,440,753
Non Captive Diversified — 1.9%
Fly Funding II S.a.r.l. Term Loan B 4.50% due 8/8/2018(1)	21,455,039	21,526,484
Flying Fortress, Inc. New Term Loan 3.50% due 6/30/2017(1)	15,000,000	14,968,800
Home Loan Servicing Solutions Ltd. Term Loan B 4.50% due 6/19/2020(1)	16,957,500	17,084,681
		53,579,965
Oil Field Services — 2.7%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	30,000,000	30,262,500
Saxon Energy Services, Inc. Term Loan B 5.50% due 2/15/2019(1)	22,105,252	22,109,894
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	11,471,250	11,557,284
Teine Energy Ltd. 2nd Lien Term Loan 7.50% due 5/9/2019(1)	10,945,000	10,808,188
		74,737,866
Packaging — 2.5%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/7/2020(1)	19,900,000	19,666,175
Pact Group (USA), Inc. USD Term Loan B 3.75% due 5/29/2020(1)	26,844,609	26,374,828
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.75% due 9/28/2018(1)	23,287,331	23,309,920
		69,350,923

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Pharmaceuticals — 2.5%
Bioscrip, Inc. Delayed Draw Term Loan 6.50% due 7/31/2020(1)	$5,625,000	$5,653,125
Term Loan B
6.50% due 7/31/2020(1)	9,375,000	9,421,875
Envision Pharmaceutical Services 1st Lien Term Loan 5.75% due 9/3/2020(1)	20,000,000	19,866,600
2nd Lien Term Loan
9.75% due 11/15/2021(1)	2,500,000	2,487,500
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(1)	12,180,612	12,227,508
Patheon, Inc. Term Loan 7.25% due 12/6/2018(1)	20,867,437	20,971,774
		70,628,382
Pipelines — 0.4%
EMG Utica LLC Term Loan 4.75% due 3/27/2020(1)	10,000,000	10,025,000
		10,025,000
Refining — 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	1,330,357	1,338,672
Term Loan C
9.00% due 6/23/2017(1)	6,789,819	6,908,641
		8,247,313
Restaurants — 0.1%
Dunkin’ Brands, Inc. Term Loan B3 3.75% due 2/14/2020(1)	1,863,000	1,857,373
		1,857,373
Retailers — 3.5%
99 Cents Only Stores Term Loan 5.25% due 1/11/2019(1)	12,737,666	12,737,666
Bass Pro Group LLC New Term Loan 4.00% due 11/20/2019(1)	4,727,775	4,711,511
BJ’s Wholesale Club, Inc. Replacement Term Loan 4.25% due 9/26/2019(1)	17,368,969	17,291,851
2nd Lien Term Loan
9.75% due 3/26/2020(1)	8,000,000	8,143,360
David’s Bridal, Inc. New Term Loan B 5.00% due 10/11/2019(1)	15,880,000	15,886,670
National Vision, Inc. Term Loan B 7.00% due 8/2/2018(1)	6,912,500	6,912,500
Petco Animal Supplies, Inc. New Term Loan 4.00% due 11/24/2017(1)	11,159,061	11,145,112
The Neiman Marcus Group, Inc. Extended Term Loan 4.00% due 5/16/2018(1)	21,859,848	21,826,621
		98,655,291

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Supermarkets — 1.4%
Albertson’s LLC Term Loan B2 4.75% due 3/21/2019(1)	$39,646,906	$39,523,207
		39,523,207
Technology — 7.0%
Avaya, Inc. Term Loan B5 8.00% due 3/30/2018(1)	18,835,592	17,809,806
CDW LLC New Term Loan 3.50% due 4/29/2020(1)	25,985,730	25,522,923
First Data Corp. New 2017 Term Loan 4.18% due 3/24/2017(1)	10,000,000	9,895,800
2018 Term Loan
4.18% due 9/24/2018(1)	22,435,000	22,193,824
Freescale Semiconductor, Inc. Term Loan B4 5.00% due 2/28/2020(1)	27,860,000	27,944,416
InfoGroup, Inc. New Term Loan 8.00% due 5/25/2018(1)	4,563,829	4,084,627
Interactive Data Corp. New Term Loan B 3.75% due 2/11/2018(1)	9,627,975	9,573,866
ION Trading Technologies S.a.r.l. 2nd Lien Term Loan 8.25% due 5/21/2021(1)	21,706,500	21,679,367
RP Crown Parent LLC 1st Lien Term Loan 6.75% due 12/21/2018(1)	20,849,962	20,968,599
2nd Lien Term Loan
11.25% due 12/20/2019(1)	7,000,000	7,122,500
STG-Fairway Acquisitions Term Loan B 6.25% due 2/28/2019(1)	12,437,500	12,398,695
SumTotal Systems LLC 1st Lien Term Loan 6.25% due 11/16/2018(1)	14,076,689	14,012,218
SunGard Data Systems, Inc. Term Loan D 4.50% due 1/31/2020(1)	1,985,000	2,004,810
		195,211,451
Wireless — 2.6%
Cricket Communications, Inc. Term Loan C 4.75% due 3/9/2020(1)	29,925,000	29,898,367
Crown Castle International Corp. New Term Loan 3.25% due 1/31/2019(1)	20,633,730	20,363,016
Light Tower Fiber LLC 1st Lien Term Loan 4.50% due 4/13/2020(1)	23,367,435	23,433,097
		73,694,480
Wirelines — 1.1%
Integra Telecom, Inc. 1st Lien Term Loan 5.25% due 2/22/2019(1)	9,950,000	9,999,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	$21,000,000	$20,958,000
		30,957,750
Total Senior Secured Loans (Cost $2,335,193,330)		2,331,635,604

	Principal Amount	Value
Corporate Bonds — 13.6%
Airlines — 0.1%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	4,000,000	3,980,000
		3,980,000
Automotive — 0.3%
The Goodyear Tire & Rubber Co. 6.50% due 3/1/2021	9,000,000	9,157,500
		9,157,500
Banking — 0.4%
Ally Financial, Inc. 4.625% due 6/26/2015	10,000,000	10,324,870
		10,324,870
Building Materials — 0.7%
Norcraft Cos. LP Sec. Nt. 10.50% due 12/15/2015	6,000,000	6,202,500
Nortek, Inc. 8.50% due 4/15/2021	11,811,000	12,844,462
		19,046,962
Chemicals — 0.2%
US Coatings Acquisition, Inc. 7.375% due 5/1/2021(2)	6,422,000	6,710,990
		6,710,990
Consumer Cyclical Services — 0.4%
Monitronics International, Inc. 9.125% due 4/1/2020	6,000,000	6,285,000
Sr. Nt.
9.125% due 4/1/2020(2)	5,000,000	5,237,500
		11,522,500
Consumer Products — 0.6%
Party City Holdings, Inc. 8.875% due 8/1/2020(2)	8,250,000	8,868,750
PC Nextco Holdings LLC 8.75% due 8/15/2019(2)(3)	5,400,000	5,400,000
SIWF Merger Sub, Inc. Sr. Sec. Nt. 6.25% due 6/1/2021(2)	3,000,000	2,940,000
		17,208,750
Financial Other — 0.4%
Nationstar Mortgage LLC 6.50% due 8/1/2018	11,365,000	11,421,825
		11,421,825

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Food And Beverage — 0.2%
Del Monte Corp. 7.625% due 2/15/2019	$6,000,000	$6,225,000
		6,225,000
Gaming — 0.4%
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022	10,000,000	10,525,000
		10,525,000
Healthcare — 2.0%
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(3)	5,600,000	5,600,000
ConvaTec Healthcare E S.A. 10.50% due 12/15/2018(2)	11,600,000	13,108,000
Select Medical Corp. 6.375% due 6/1/2021(2)	18,000,000	17,055,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	10,750,000	11,099,375
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018	10,000,000	10,550,000
		57,412,375
Home Construction — 0.4%
WCI Communities, Inc. 6.875% due 8/15/2021(2)	12,000,000	11,520,000
		11,520,000
Independent Energy — 2.6%
Alta Mesa Holdings LP 9.625% due 10/15/2018	10,330,000	10,898,150
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	6,000,000	5,970,000
144A
7.75% due 4/1/2019(2)	10,000,000	9,950,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021(2)	6,250,000	6,171,875
Northern Oil and Gas, Inc. 8.00% due 6/1/2020	8,250,000	8,270,625
Penn Virginia Corp. 8.50% due 5/1/2020	15,000,000	15,225,000
Samson Investment Co. 10.25% due 2/15/2020(2)	5,000,000	5,300,000
SandRidge Energy, Inc. 8.125% due 10/15/2022	11,000,000	11,110,000
		72,895,650
Industrial—Other — 0.4%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	11,600,000	11,774,000
		11,774,000
Insurance P&C — 0.2%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,100,000
		5,100,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Media Noncable — 0.2%
RR Donnelley & Sons Co. Sr. Nt. 8.25% due 3/15/2019	$6,000,000	$6,660,000
		6,660,000
Metals And Mining — 0.5%
FMG Resources August 2006 Pty Ltd. 6.875% due 4/1/2022(2)	8,000,000	8,000,000
Peabody Energy Corp. 6.25% due 11/15/2021	5,000,000	4,850,000
		12,850,000
Oil Field Services — 0.4%
Exterran Partners LP 6.00% due 4/1/2021(2)	11,250,000	10,912,500
		10,912,500
Packaging — 0.2%
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 5.75% due 10/15/2020	5,000,000	5,018,750
		5,018,750
Pipelines — 0.2%
Atlas Pipeline Partners LP 4.75% due 11/15/2021(2)	6,600,000	5,964,750
		5,964,750
Real Estate Investment Trusts — 0.1%
Sabra Health Care LP 8.125% due 11/1/2018	3,250,000	3,493,750
		3,493,750
Retailers — 0.5%
99 Cents Only Stores 11.00% due 12/15/2019	5,625,000	6,300,000
Michaels FinCo Holdings LLC Sr. Nt. 7.50% due 8/1/2018(2)(3)	8,100,000	8,201,250
		14,501,250
Supermarkets — 0.4%
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017(2)	10,000,000	10,950,000
		10,950,000
Technology — 0.9%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	7,457,000	6,040,170
Freescale Semiconductor, Inc. Sr. Sec. Nt. 5.00% due 5/15/2021(2)	10,000,000	9,525,000
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(3)	8,000,000	8,220,000
		23,785,170

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Transportation Services — 0.3%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	$8,000,000	$7,940,000
		7,940,000
Wireless — 0.6%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	8,470,000	8,766,450
Sprint Corp. 7.875% due 9/15/2023(2)	7,000,000	7,140,000
		15,906,450
Total Corporate Bonds (Cost $380,489,433)		382,808,042

	Principal Amount	Value
Repurchase Agreements — 8.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $233,112,000, due 10/1/2013(4)	233,112,000	233,112,000
Total Repurchase Agreements (Cost $233,112,000)		233,112,000
Total Investments — 105.1% (Cost $2,948,794,763)		2,947,555,646
Other Liabilities, Net — (5.1)%		(143,727,210)
Total Net Assets — 100.0%		$2,803,828,436

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2013.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $202,436,235, representing 7.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.00%	1/30/2023	$213,592,232
FHLMC	2.08%	10/17/2022	37,123
FNMA	2.20%	10/17/2022	18,743,761
U.S. Treasury Note	1.75%	3/31/2014	5,404,804

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$2,331,635,604	$—	$2,331,635,604
Corporate Bonds	—	382,808,042	—	382,808,042
Repurchase Agreements	—	233,112,000	—	233,112,000

Total	$—	$2,947,555,646	$—	$2,947,555,646

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Asset-backed Securities — 1.8%
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	$977,500	$1,049,707
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(2)	475,993	494,668
Total Asset-backed Securities (Cost $1,468,764)		1,544,375

	Principal Amount	Value
Collateralized Mortgage Obligations — 14.7%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	231,652	244,776
Banc of America Mortgage Securities, Inc. 2003-J 2A2 3.178% due 11/25/2033(3)	311,959	313,637
Bear Stearns ALT-A Trust 2003-3 2A 2.592% due 10/25/2033(3)	498,370	497,582
2004-4 A1
0.779% due 6/25/2034(3)	537,947	497,650
Chase Mortgage Finance Corp. 2005-S1 1A10 5.50% due 5/25/2035	70,565	71,703
2007-A1 2A1
2.717% due 2/25/2037(2)(3)	191,144	191,565
2007-A1 9A1
2.761% due 2/25/2037(3)	182,320	182,713
Citigroup Mortgage Loan Trust, Inc. 2007-10 1A1A 5.734% due 4/25/2037(3)	58,760	58,957
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033(2)	126,458	131,847
Countrywide Home Loans Trust 2003-50 A1 5.00% due 11/25/2018(2)	143,488	147,634
2004-5 2A9
5.25% due 5/25/2034	429,328	441,081
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(2)	69,705	71,262
2004-AR5 6A1
2.621% due 6/25/2034(3)	490,166	489,847
First Horizon Mortgage Pass-Through Trust 2004-7 1A3 5.50% due 1/25/2035	286,239	282,443
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	165,795	170,768
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(2)	130,442	131,484
2005-A1 3A1
4.056% due 2/25/2035(2)(3)	299,864	302,030
2005-A1 6T1
4.058% due 2/25/2035(2)(3)	160,300	161,429
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.673% due 4/21/2034(2)(3)	261,920	267,830

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	$100,080	$104,136
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.534% due 2/25/2035(3)	516,953	517,298
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(2)	64,690	65,787
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(2)	101,530	105,291
RAAC Series 2005-SP1 1A5 5.00% due 9/25/2034	285,713	287,772
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	121,767	124,361
2005-S1 1A6
5.50% due 2/25/2035	326,565	324,174
2005-S1 2A1
4.75% due 2/25/2020	76,544	78,577
2005-S3 A1
4.75% due 3/25/2020	98,662	100,510
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.548% due 5/25/2034(3)	448,926	446,402
Structured Asset Securities Corp. 2003-29 1A1 4.75% due 9/25/2018	214,925	220,036
2004-20 7A1
5.25% due 11/25/2034	259,463	267,927
2004-21XS 2A6A
4.74% due 12/25/2034(3)	75,636	76,603
Thornburg Mortgage Securities Trust 2004-4 3A 2.23% due 12/25/2044(2)(3)	481,996	477,590
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034(2)	182,915	191,852
2004-EE 2A1
2.623% due 12/25/2034(2)(3)	431,358	434,776
2004-O A1
4.964% due 8/25/2034(2)(3)	378,927	386,647
2004-R 2A1
2.615% due 9/25/2034(2)(3)	385,874	392,811
2004-W A9
2.701% due 11/25/2034(3)	342,435	354,776
2004-Y 3A1
2.698% due 11/25/2034(3)	492,300	496,601
2005-2 2A1
4.75% due 4/25/2020	165,398	170,485
2005-6 A4
5.50% due 8/25/2035	212,226	215,471
2005-AR10 2A6
2.636% due 6/25/2035(2)(3)	284,497	287,420
2005-AR12 2A5
2.64% due 6/25/2035(3)	310,199	316,098
2005-AR3 2A1
2.644% due 3/25/2035(3)	483,273	483,517
2005-AR4 2A2
2.719% due 4/25/2035(3)	482,058	484,557
2006-1 A3
5.00% due 3/25/2021	213,331	218,604
2006-7 1A1

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
5.25% due 6/25/2021	$43,192	$44,308
Total Collateralized Mortgage Obligations (Cost $12,244,174)		12,330,625

	Principal Amount	Value
Senior Secured Loans — 14.5%
Automotive — 0.8%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(3)	697,500	705,563
		705,563
Consumer Products — 1.2%
Party City Holdings, Inc. Refi Term Loan B 4.25% due 7/29/2019(3)	990,019	985,890
		985,890
Electric — 2.6%
Calpine Corp. Term Loan B3 4.00% due 10/9/2019(3)	990,000	989,258
LSP Madison Funding LLC Term Loan 5.50% due 6/28/2019(3)	240,000	241,651
Star West Generation LLC New Term Loan B 4.25% due 3/13/2020(3)	995,000	998,731
		2,229,640
Food And Beverage — 1.7%
Del Monte Food Co. Term Loan 4.00% due 3/8/2018(3)	929,796	925,380
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(3)	498,750	499,827
		1,425,207
Healthcare — 2.3%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	979,639	981,167
Select Medical Corp. Series C Term Loan B 4.001% due 6/1/2018(3)	464,350	464,931
Sheridan Holdings, Inc. Term Loan 4.50% due 6/29/2018(3)	496,250	496,870
		1,942,968
Metals And Mining — 1.1%
Arch Coal, Inc. Term Loan B 5.75% due 5/16/2018(3)	987,504	957,267
		957,267
Oil Field Services — 1.2%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	1,000,000	1,008,750
		1,008,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Pharmaceuticals — 0.9%
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(3)	$729,350	$732,158
		732,158
Refining — 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(3)	266,071	267,734
		267,734
Restaurants — 0.6%
Dunkin’ Brands, Inc. Term Loan B3 3.75% due 2/14/2020(3)	480,910	479,458
		479,458
Retailers — 1.2%
Bass Pro Group LLC New Term Loan 4.00% due 11/20/2019(3)	974,597	971,244
		971,244
Wireless — 0.6%
Cricket Communications, Inc. Term Loan C 4.75% due 3/9/2020(3)	498,750	498,306
		498,306
Total Senior Secured Loans (Cost $12,150,853)		12,204,185

	Principal Amount	Value
Commercial Mortgage-backed Securities — 7.5%
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(2)	605,000	665,965
2006-C5 AM
5.462% due 10/15/2049(2)	420,000	460,506
CS Commercial Mortgage Trust 2006-C3 A3 5.993% due 6/15/2038(3)	494,829	541,385
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	487,952	486,385
GS Mortgage Securities Corp. II 2012-ALOH A 3.551% due 4/10/2034(1)(2)	500,000	495,136
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A4 5.481% due 12/12/2044(2)(3)	400,000	430,220
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(2)(3)	600,000	644,759
2006-C6 AM
5.413% due 9/15/2039(2)	450,000	491,987
Morgan Stanley Capital I 2006-HQ9 AM 5.773% due 7/12/2044(2)(3)	500,000	547,463
SBA Tower Trust
2.933% due 12/15/2042(1)(2)	500,000	503,766

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)		Principal Amount	Value
4.254% due 4/15/2040(1)(2)		$500,000	$509,369
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4 5.308% due 11/15/2048(2)		500,000	550,087
Total Commercial Mortgage-backed Securities (Cost $6,318,965)			6,327,028

	Foreign Currency(6)	Principal Amount	Value
Corporate Bonds — 50.0%
Automotive — 2.3%
American Axle & Manufacturing Holdings, Inc. Sr. Sec. Nt. 9.25% due 1/15/2017(1)		504,000	538,025
Dana Holding Corp. Sr. Nt. 6.00% due 9/15/2023		300,000	297,750
Ford Motor Credit Co. LLC Sr. Nt. 3.875% due 1/15/2015(2)		500,000	517,141
General Motors Financial Co., Inc. 6.75% due 6/1/2018		250,000	276,875
Schaeffler Finance B.V. Sr. Sec. Nt. 4.75% due 5/15/2021(1)		300,000	291,000
			1,920,791
Banking — 7.6%
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(2)		1,000,000	1,133,337
Citigroup, Inc.
Sr. Nt.
4.50% due 1/14/2022(2)		750,000	786,024
4.75% due 5/31/2017(2)	DKK	2,000,000	398,817
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(2)		$500,000	540,352
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(2)		500,000	550,767
Lloyds Bank PLC 6.375% due 1/21/2021(2)		250,000	291,254
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(2)		950,000	1,038,999
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022		500,000	503,710
The Goldman Sachs Group, Inc.
Sr. Nt.
5.75% due 1/24/2022(2)		500,000	554,321
5.95% due 1/18/2018(2)		500,000	565,202
			6,362,783
Brokerage — 0.6%
E*Trade Financial Corp. Sr. Nt. 6.375% due 11/15/2019		500,000	532,500
			532,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Building Materials — 0.3%
Norcraft Cos. LP Sec. Nt. 10.50% due 12/15/2015	$250,000	$258,438
		258,438
Chemicals — 0.7%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(2)	250,000	275,840
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	300,000	330,224
		606,064
Construction Machinery — 0.8%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(1)	300,000	317,250
United Rentals North America, Inc. 7.625% due 4/15/2022	300,000	326,250
		643,500
Electric — 1.0%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(1)	500,000	531,250
The AES Corp. Sr. Nt. 7.375% due 7/1/2021	300,000	330,000
		861,250
Energy—Integrated — 0.3%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)	250,000	292,844
		292,844
Entertainment — 0.9%
Time Warner, Inc. 4.00% due 1/15/2022(2)	500,000	505,351
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(1)	270,000	280,125
		785,476
Food And Beverage — 0.7%
Michael Foods, Inc. 9.75% due 7/15/2018	500,000	546,875
		546,875
Gaming — 1.0%
MGM Resorts International 6.625% due 12/15/2021	300,000	310,500
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020	200,000	219,000
Wynn Las Vegas LLC 5.375% due 3/15/2022(2)	280,000	281,400
		810,900

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Government Related — 1.3%
Petrobras International Finance Co. 5.875% due 3/1/2018(2)	$1,000,000	$1,071,353
		1,071,353
Healthcare — 0.6%
HCA, Inc. Sr. Sec. Nt. 7.875% due 2/15/2020	500,000	539,063
		539,063
Home Construction — 0.3%
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(1)	216,000	235,980
		235,980
Independent Energy — 3.7%
Alta Mesa Holdings LP 9.625% due 10/15/2018	250,000	263,750
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(2)	250,000	301,375
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	248,750
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	300,000	300,000
EV Energy Partners LP 8.00% due 4/15/2019	130,000	130,000
Harvest Operations Corp. 6.875% due 10/1/2017	300,000	321,000
Kodiak Oil & Gas Corp. 8.125% due 12/1/2019	500,000	546,250
Linn Energy LLC 7.75% due 2/1/2021	500,000	502,500
RKI Exploration & Production LLC 8.50% due 8/1/2021(1)	500,000	502,500
		3,116,125
Industrial—Other — 0.6%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(1)	500,000	507,500
		507,500
Insurance—Life — 0.6%
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(2)	500,000	546,693
		546,693
Insurance P&C — 1.1%
ACE INA Holdings, Inc. 5.70% due 2/15/2017(2)	300,000	338,996
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(2)	500,000	608,537
		947,533
Media Cable — 2.6%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	300,000	294,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(1)		$300,000	$306,000
Comcast Corp. 6.50% due 11/15/2035(2)		500,000	600,255
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021		300,000	321,000
DIRECTV Holdings LLC 3.80% due 3/15/2022(2)		250,000	233,337
Time Warner Cable, Inc. 6.55% due 5/1/2037(2)		500,000	460,063
			2,214,655
Media Noncable — 2.9%
Discovery Communications LLC 5.625% due 8/15/2019(2)		250,000	285,202
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019		250,000	264,375
Intelsat Jackson Holdings S.A.
7.25% due 10/15/2020		450,000	480,375
7.50% due 4/1/2021		250,000	270,000
News America, Inc. 5.65% due 8/15/2020(2)		250,000	282,916
Telesat LLC Sr. Nt. 6.00% due 5/15/2017(1)		300,000	312,000
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)		500,000	546,875
			2,441,743
Metals And Mining — 2.3%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)		1,000,000	981,972
Commercial Metals Co. Sr. Nt. 4.875% due 5/15/2023		500,000	450,000
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)		300,000	309,000
Plains Exploration & Production Co. 6.625% due 5/1/2021(2)		200,000	214,546
			1,955,518
Non Captive Consumer — 0.6%
HSBC Finance Capital Trust IX 5.911% due 11/30/2035(2)(3)		500,000	510,000
			510,000
Non Captive Diversified — 2.5%
AerCap Aviation Solutions B.V. 6.375% due 5/30/2017		300,000	318,000
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019		500,000	528,750
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018		280,000	293,300
General Electric Capital Corp. Sr. Nt. 4.526% due 2/1/2021(2)	SEK	3,000,000	482,721

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
International Lease Finance Corp. Sr. Nt. 8.625% due 9/15/2015	$250,000	$275,937
8.75% due 3/15/2017(2)	200,000	229,500
		2,128,208
Oil Field Services — 0.3%
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	243,750
		243,750
Packaging — 0.7%
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 7.875% due 8/15/2019	500,000	550,000
		550,000
Paper — 0.3%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	262,971
		262,971
Pharmaceuticals — 0.6%
AbbVie, Inc. Sr. Nt. 2.00% due 11/6/2018(2)	500,000	490,945
		490,945
Pipelines — 4.4%
Access Midstream Partners LP 4.875% due 5/15/2023	250,000	235,000
Atlas Pipeline Partners LP 4.75% due 11/15/2021(1)	500,000	451,875
Energy Transfer Partners LP Sr. Nt. 3.60% due 2/1/2023(2)	250,000	232,871
6.70% due 7/1/2018(2)	1,000,000	1,171,136
Inergy Midstream LP 6.00% due 12/15/2020(1)	400,000	397,000
Magellan Midstream Partners LP Sr. Nt. 4.25% due 2/1/2021(2)	250,000	263,054
MarkWest Energy Partners LP 6.50% due 8/15/2021	163,000	174,410
Regency Energy Partners LP 6.50% due 7/15/2021	250,000	262,500
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	502,500
		3,690,346
Refining — 0.6%
Calumet Specialty Products Partners LP 9.375% due 5/1/2019	250,000	274,375
Phillips 66 4.30% due 4/1/2022(2)	250,000	254,864
		529,239
REITs — 0.9%
Sabra Health Care LP 8.125% due 11/1/2018	163,000	175,225
WCI Finance LLC 5.70% due 10/1/2016(1)(2)	500,000	559,334
		734,559

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Retailers — 0.4%
Murphy Oil USA, Inc. 6.00% due 8/15/2023(1)	$300,000	$298,500
		298,500
Technology — 2.1%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(1)	250,000	202,500
CDW LLC 8.50% due 4/1/2019	250,000	276,250
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	250,000	242,500
5.375% due 4/1/2023	250,000	236,250
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(1)	500,000	526,250
Sanmina Corp. 7.00% due 5/15/2019(1)	250,000	263,125
		1,746,875
Transportation Services — 0.6%
The Hertz Corp. 7.50% due 10/15/2018(2)	500,000	538,750
		538,750
Wireless — 1.9%
America Movil S.A.B. de C.V. 5.625% due 11/15/2017(2)	500,000	568,733
Crown Castle International Corp. Sr. Nt. 5.25% due 1/15/2023	300,000	276,000
MetroPCS Wireless, Inc. 6.25% due 4/1/2021(1)	250,000	251,250
Sprint Communications, Inc. 9.00% due 11/15/2018(1)	400,000	469,000
		1,564,983
Wirelines — 1.9%
Qwest Corp. Sr. Nt. 6.75% due 12/1/2021(2)	500,000	536,960
Telecom Italia Capital S.A. 4.95% due 9/30/2014(2)	500,000	514,541
Verizon Communications, Inc. Sr. Nt. 6.55% due 9/15/2043(2)	500,000	564,468
		1,615,969
Total Corporate Bonds (Cost $41,356,179)		42,102,679

	Principal Amount	Value
Mortgage Pass-through Securities — 4.1%
FNMA
3.50% due 7/1/2043 – 10/1/2043	1,298,402	1,321,886
4.00% due 10/1/2043(4)	2,000,000	2,097,812
Total Mortgage Pass-through Securities (Cost $3,315,128)		3,419,698

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2013 (unaudited)	Principal Amount	Value
Municipal Bonds — 0.6%
Chicago IL O’Hare Intl. Arpt. Rev. Ref-AMT-Gen-Senior Lien-Ser. B 5.00% due 1/1/2024(2)	$500,000	$534,065
Total Municipal Bonds (Cost $562,749)		534,065

	Principal Amount	Value
U.S. Government Securities — 2.7%
U.S. Treasury Notes 0.875% due 12/31/2016	2,250,000	2,257,736
Total U.S. Government Securities (Cost $2,254,913)		2,257,736

	Principal Amount	Value
Repurchase Agreements — 8.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $6,823,000, due 10/1/2013(5)	6,823,000	6,823,000
Total Repurchase Agreements (Cost $6,823,000)		6,823,000
Total Investments — 104.0% (Cost $86,494,725)		87,543,391
Other Liabilities, Net — (4.0)%		(3,389,219)
Total Net Assets — 100.0%		$84,154,172

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $12,880,313, representing 15.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

At September 30, 2013, the Fund entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
DKK	Barclays Bank PLC	$363,037	$354,674	12/18/2013	$(8,363)
SEK	Barclays Bank PLC	434,913	423,655	12/18/2013	(11,258)

Total					$(19,621)

Legend:

DKK – Danish Krone

SEK – Swedish Krona

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2013.
(4)	TBA – To be announced.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	3/31/2014	$6,962,719

(6)	See currency legend above.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

The table below presents futures contracts as of September 30, 2013:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	43	12/31/2013	$5,205	$45,517

At September 30, 2013, the Fund had entered into the following open option contracts:

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
25	30 YR U.S. Treasury Note, strike @ $140	November 2013	$11,240	$(5,468)	$5,772
25	30 YR U.S. Treasury Note, strike @ $136	November 2013	8,518	(25,000)	(16,482)

Total			$19,758	$(30,468)	$(10,710)

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
25	30 YR U.S. Treasury Note, strike @ $128	November 2013	$23,703	$(14,453)	$9,250
25	30 YR U.S. Treasury Note, strike @ $124	November 2013	6,565	(5,078)	1,487

Total			$30,268	$(19,531)	$10,737

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

Transactions in options written for the nine months ended September 30, 2013:

unaudited	Contracts	Premiums
Options outstanding, December 31, 2012	50	$30,218
Options written	665	367,660
Options terminated in closing transactions	(615)	(347,852)
Options exercised	—	—
Options expired	—	—

Options outstanding, September 30, 2013	100	$50,026

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-backed Securities	$—	$1,544,375	$—	$1,544,375
Collateralized Mortgage Obligations	—	12,330,625	—	12,330,625
Senior Secured Loans	—	12,204,185	—	12,204,185
Commercial Mortgage-backed Securities	—	6,327,028	—	6,327,028
Corporate Bonds	—	42,102,679	—	42,102,679
Mortgage Pass-through Securities	—	3,419,698	—	3,419,698
Municipal Bonds	—	534,065	—	534,065
U.S. Government Securities	—	2,257,736	—	2,257,736
Repurchase Agreements	—	6,823,000	—	6,823,000
Other Financial Instruments:
Forward Currency Contracts	—	(19,621)	—	(19,621)
Financial Futures Contracts	45,517	—	—	45,517
Written Call Options	(30,468)	—	—	(30,468)
Written Put Options	(19,531)	—	—	(19,531)

Total	$(4,482)	$87,523,770	$—	$87,519,288

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2013, for each Fund is listed in the chart below. The net unrealized appreciation/depreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,506,282,055	$570,628,657	$577,333,623	$(6,704,966)
RS Value Fund	947,012,025	249,298,399	262,786,256	(13,487,857)
RS Large Cap Alpha Fund	668,214,854	127,850,521	140,896,846	(13,046,325)
RS Investors Fund	27,110,720	3,421,909	3,846,993	(425,084)
RS Global Natural Resources Fund	4,614,772,836	413,417,630	769,848,466	(356,430,836)
RS Small Cap Growth Fund	528,465,887	203,476,780	208,579,724	(5,102,944)
RS Select Growth Fund	676,981,286	160,376,763	164,263,153	(3,886,390)
RS Mid Cap Growth Fund	66,105,176	21,603,198	21,704,491	(101,293)
RS Growth Fund	153,698,575	61,965,989	62,390,246	(424,257)
RS Technology Fund	140,169,448	59,220,687	60,775,405	(1,554,718)
RS Small Cap Equity Fund	89,970,095	34,340,854	35,211,539	(870,685)
RS International Fund	45,653,501	3,611,285	3,740,837	(129,552)
RS Emerging Markets Fund	480,399,575	2,672,287	33,122,581	(30,450,294)
RS Global Fund	30,976,107	2,615,103	2,877,135	(262,032)
RS China Fund	24,511,138	1,867,471	2,534,321	(666,850)
RS Investment Quality Bond Fund	162,394,502	2,893,798	4,986,367	(2,092,569)
RS Low Duration Bond Fund	1,526,007,452	(9,409,054)	9,034,015	(18,443,069)
RS High Yield Fund	111,998,852	2,322,790	3,579,879	(1,257,089)
RS Tax-Exempt Fund	322,873,413	11,955,267	15,308,576	(3,353,309)
RS High Income Municipal Bond Fund	143,841,273	3,371,563	5,725,442	(2,353,879)
RS Floating Rate Fund	2,949,078,213	(1,522,567)	16,130,897	(17,653,464)
RS Strategic Income Fund	86,494,725	1,048,666	1,838,869	(790,203)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine months ended September 30, 2013, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	eHealth, Inc.	1,301,925		138,000	341,463	1,098,462	$—	$35,436,384
	Integrated Device Technology, Inc.	9,325,234		1,069,709	492,118	9,902,825	—	93,284,611

								$128,720,995

RS Global Natural Resources Fund	Compass Minerals International, Inc.	2,046,197		210,700	468,332	1,788,565	$2,973,409	$136,413,852
	Hudbay Minerals, Inc.	2,770,281	*	7,118,700	—	9,888,981	355,678	81,386,314
	Mineral Resources Ltd.	3,906,313	*	10,292,062	—	14,198,375	5,011,657	144,377,772
	Painted Pony Petroleum Ltd.	2,961,890	*	2,859,400	—	5,821,290	—	45,663,825
	Peyto Exploration & Development Corp.	8,291,460		261,300	1,753,000	6,799,760	—	*	*
	PICO Holdings, Inc.	1,556,353		—	1,556,353	—	—	*	*
	Rosetta Resources, Inc.	978,900	*	2,078,984	—	3,057,884	—	166,532,363
	Salamander Energy PLC	23,545,859		443,800	—	23,989,659	—	45,633,337
	Sociedad Quimica y Minera de Chile S.A., ADR	—	*	7,993,600	—	7,993,600	358,570	244,204,480
	Taseko Mines Ltd.	23,960,835		—	500,400	23,460,435	—	47,859,287

								$912,071,230

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2013, RS China Fund held one Level 3 security which was sold during the period. RS High Income Municipal Bond Fund held two Level 3 securities during the period which were liquidated.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2013 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Natural Resources Fund
Common Stocks	$1,032,355,707	$—	$—	$(1,032,355,707)	$—	$—
RS Emerging Markets Fund
Common Stocks	—	(6,616,557)	6,616,557	—	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments at September 30, 2013.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	$99,093
	Written Put Option Contracts	(42,188)
RS Low Duration Bond Fund	Financial Futures Contracts	(2,317,584)
RS High Yield Fund	Financial Futures Contracts	(147,663)
RS Strategic Income Fund	Forward Foreign Currency Contracts	(19,621)
	Financial Futures Contracts	45,517
	Written Call Option Contracts	(30,468)
	Written Put Option Contracts	(19,531)

RS Strategic Income Fund used forward foreign currency exchance contracts to hedge against movements in foreign currency exchance rates or to manage foreign currency exposure. RS Investment Quality Bond Fund and RS Strategic Income Fund used exchange-traded U.S. Treasury options on U.S. Treasury futures to generate income and manage interest rate exposure. RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund and RS Strategic Income Fund entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders files on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 15, 2013

By:	/s/ Glen M. Wong
Glen M. Wong, Treasurer (Principal Financial Officer)

Date:	November 15, 2013